Schedule of Investments
(unaudited)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.62%, 04/15/34
(a) (b)
........... USD 15,000 $ 14,955,848
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.31%, 02/15/37
(a) (c)
................. EUR 490 552,134
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.27%, 04/20/37
(a) (b)
........... USD 1,000 999,800
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.00%, 10/21/36
(a) (b)
........... 7,000 7,002,629
AIMCO CLO, Series 2015-AA, Class CR3, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.08%, 10/17/34
(a) (b)
................. 3,000 2,956,269
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR2, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 6.18%, 07/17/37
(a) (b)
.......... 1,000 986,273
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 5.80%, 11/02/30
(a) (b)
........... 10 9,694
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%, 01/19/39 1,900 1,838,533
Series 2019-SFR1, Class H, 6.04%, 01/19/39 2,417 2,351,675
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ...................... 2,000 1,990,055
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,326,869
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ...................... 3,441 3,381,513
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,486,971
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.67%, 07/22/37
(a) (b)
. 700 699,286
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 5.73%, 07/20/34
(a) (b)
. 7,000 7,000,000
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.67%, 04/15/34
(a) (b)
. 1,000 997,636
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.62%, 04/20/35
(a) (b)
. 5,000 4,992,393
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.61%, 07/15/37
(a) (b)
........... 10,000 9,993,751
Apidos CLO XV, Series 2013-15A, Class CRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.38%, 04/20/31
(a) (b)
........... 3,000 2,987,091
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 6.47%, 07/16/31
(a) (b)
........... 1,750 1,747,129
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 6.09%,
07/25/30 ...................... 1,000 996,600
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.44%,
07/25/30 ...................... 1,000 997,051
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
C, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.52%, 04/21/35
(a) (b)
........... 1,000 997,479
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.55%,
04/25/35 ...................... 2,000 1,996,362
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.03%,
04/25/35 ...................... USD 1,500 $ 1,492,050
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.72%, 12/17/29
(a) (b)
................. 10,060 9,958,947
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.78%, 07/27/37
(a) (b)
...... 3,000 3,005,333
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.33%, 07/20/30
(a) (b)
........... 1,000 995,500
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.69%, 07/18/37
(a) (b)
.......... 4,000 3,992,000
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 01/15/39
(a) (c)
................. EUR 770 846,868
Atlas Senior Loan Fund XI Ltd., Series 2018-11A,
Class A1L, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.64%, 07/26/31
(a) (b)
...... USD 509 508,683
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 5.72%, 10/24/31
(a) (b)
. 561 561,349
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a) (c)
................. EUR 530 578,661
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.70%, 01/15/38
(a) (c)
................. 570 633,366
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
5.18%, 01/15/35
(a) (c)
................. 460 512,596
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.12%,
04/18/35 ...................... USD 5,000 4,991,000
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.47%,
04/18/35 ...................... 7,000 6,943,834
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.65%, 07/20/37 ................. 5,000 5,000,000
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.97%, 07/20/37 ................. 1,000 990,400
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.80%, 04/15/37 ................. 5,000 5,004,877
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.61%,
04/15/37 ...................... 1,000 998,465
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.72%, 02/20/36 ................. 4,021 4,016,683
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.48%,
10/20/31 ...................... 4,500 4,491,838
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.59%, 01/25/35
(a) (b)
.......... 2,000 1,996,205

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.52%, 04/15/34
(a) (b)
........... USD 3,000 $ 2,992,747
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.29%, 01/25/35 ................. 254 258,857
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.78%, 09/25/36 ................. 323 312,695
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.72%, 03/25/37 ................. 1,720 1,592,332
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.72%, 03/25/37 ................. 1,409 1,330,614
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.58%,
04/25/37 ...................... 3,386 3,174,399
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.10%,
04/25/34
(a)
....................... 1,040 1,027,517
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.46%, 04/20/38
(a) (b)
. 2,000 1,982,934
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.63%,
01/20/31
(a) (b)
...................... 339 338,735
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.65%,
07/15/37
(a) (b)
...................... 2,200 2,199,813
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.46%, 01/25/38
(a) (b)
17,000 16,872,828
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.53%,
01/19/38 ...................... 2,500 2,488,639
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.87%,
01/19/38 ...................... 7,500 7,399,500
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.07%,
01/19/38 ...................... 4,000 3,914,143
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.67%,
10/22/37 ...................... 17,000 17,003,461
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
10/22/37 ...................... 2,000 1,974,600
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%), 5.76%,
07/20/34 ...................... 11,000 10,989,474
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.28%,
07/20/34 ...................... 5,000 5,002,001
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.87%, 04/20/37
(a) (b)
........... 1,000 1,001,348
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.48%, 04/20/38
(a) (b)
........... USD 3,000 $ 2,963,637
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.89%, 05/15/37
(a) (b)
...... 3,000 3,003,614
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.87%, 07/18/34 ................. 9,000 8,905,499
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.12%, 07/18/34 ................. 2,500 2,468,998
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.42%,
07/15/31 ...................... 1,500 1,495,471
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.52%,
07/15/30 ...................... 5,000 4,998,626
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.46%,
04/15/35 ...................... 2,000 1,983,982
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.39%, 04/30/31
(a) (b)
........... 1,000 995,889
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
6.32%, 04/20/37 ................. 5,000 5,008,001
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.55%,
01/15/38 ...................... 5,000 5,000,000
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.69%, 04/25/36
(a)
.. 2,876 2,595,072
CarVal CLO IV Ltd., Series 2021-1A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.28%, 07/20/34
(a) (b)
........... 6,500 6,503,249
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.72%, 10/15/34
(a) (b)
........... 2,000 1,999,159
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.64%, 07/17/31
(a) (b)
...... 993 992,507
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.49%, 01/17/38
(a) (b)
...... 2,700 2,667,439
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.18%, 10/20/34
(a) (b)
...... 2,000 1,998,000
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.38%, 07/25/37
(a) (b)
........... 9,500 9,403,205
CIFC Funding 2023-I Ltd., Series 2023-1A, Class
A, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.96%, 10/15/36
(a) (b)
........... 2,500 2,500,000
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.64%, 10/24/37 ................. 5,000 4,998,613
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
5.27%, 01/17/35 ................. 6,000 5,937,000

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.43%, 01/22/31 ................. USD 1,000 $ 993,022
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
01/18/38 ...................... 1,000 990,800
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.02%,
01/17/38 ...................... 2,000 1,949,398
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.66%, 01/15/35 ................. 16,500 16,500,000
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.27%, 01/15/35 ................. 2,200 2,196,480
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.06%,
07/16/37 ...................... 10,000 9,964,999
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.56%,
01/15/40 ...................... 2,500 2,500,000
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.06%,
01/15/40 ...................... 2,000 1,957,502
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 5.97%,
04/15/34 ...................... 1,850 1,838,160
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.66%,
10/15/34 ...................... 600 598,862
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.79%,
04/22/37 ...................... 3,000 3,002,706
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.12%,
07/21/37 ...................... 5,000 5,003,499
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.91%, 08/25/36
(a)
.. 2,907 2,533,877
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.80%, 04/20/37 ................. 5,300 5,305,065
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.22%, 04/20/37 ................. 3,000 2,989,200
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.72%, 04/20/37 ................. 2,500 2,500,000
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.28%,
07/20/34 ...................... 14,000 14,007,001
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.53%,
07/20/34 ...................... 5,000 4,987,978
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 104 110,529
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 920 934,958
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.58%, 10/15/37
(a) (c)
................. EUR 770 845,942
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.93%, 11/20/38
(a) (c)
................. 680 753,421
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.78%,
07/25/37
(a) (b)
...................... USD 1,085 $ 697,774
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
6.26%, 11/15/33
(a) (c)
................. EUR 166 187,298
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.19%, 04/20/38
(a) (b)
...... USD 5,000 5,000,000
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.59%, 01/15/38
(a) (b)
...... 3,000 2,998,171
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.87%, 04/15/37
(a) (b)
...... 5,000 5,006,740
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.49%, 04/20/38
(a) (b)
...... 3,000 2,971,734
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.58%, 07/18/30
(a) (b)
...... 2,000 2,001,743
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 6.67%,
01/15/34 ...................... 3,500 3,496,888
Series 2019-1A, Class AR2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 5.77%,
07/15/37 ...................... 2,500 2,502,458
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.59%, 10/25/30
(a) (b)
........... 3,000 3,001,391
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.99%, 01/17/38
(a) (b)
........... 1,000 971,642
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.79%, 04/20/37
(a) (b)
...... 2,500 2,504,598
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.97%, 10/20/37
(a) (b)
.......... 2,000 1,980,601
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.12%, 04/20/38
(a) (b)
........... 1,500 1,467,128
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.54%, 04/20/34
(a) (b)
.......... 3,000 2,997,000
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.88%, 04/25/37
(a) (b)
........... 2,500 2,503,257
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.68%, 10/25/36 ................. 2,878 1,835,598
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.76%, 10/25/36 ................. 1,688 1,090,006
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.59%, 12/25/36 ................. 1,904 1,600,631
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
5.00%, 01/25/36 ................. 3,447 3,349,083
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ...................... 6,000 5,948,730

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ...................... USD 6,382 $ 6,207,002
Flatiron CLO 28 Ltd., Series 2024-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.91%, 07/15/36
(a) (b)
........... 2,000 1,980,000
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,737,407
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/19/42
(a) (b)
........... 10,740 10,615,576
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.71%, 04/15/37
(a) (b)
........... 750 749,598
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.12%, 07/20/37
(a) (b)
........... 4,000 3,995,600
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.67%, 10/22/37
(a) (b)
........... 10,000 9,996,297
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 5.69%, 10/22/37
(a) (b)
........... 7,965 7,989,480
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.02%, 07/20/37
(a) (b)
........... 2,750 2,737,624
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.27%, 07/22/37
(a) (b)
........... 1,500 1,499,400
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.89%, 04/22/37
(a) (b)
........... 3,000 3,004,175
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.87%,
04/20/34
(a) (b)
...................... 9,500 9,267,070
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.58%), 5.85%, 01/20/34
(a) (b)
2,500 2,500,545
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 6.27%, 04/20/37
(a) (b)
2,000 2,000,199
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.68%, 07/25/37
(a) (b)
2,000 2,000,155
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.95%, 10/25/37
(a) (b)
3,000 2,995,799
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 6.40%, 12/15/34 .......... GBP 100 118,941
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 6.68%,
03/15/36
(c)
..................... 100 106,616
Greenpoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,562 2,091,065
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 5.14%,
12/25/35
(a)
..................... 1,025 447,868
Series 2006-4, Class 1A1, 4.24%, 03/25/36
(a)
2,402 1,582,896
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.80%,
03/25/36
(a)
..................... 3,269 938,495
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,168 713,463
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.72%,
11/25/36 ...................... USD 6,019 $ 2,736,846
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.92%,
08/25/36 ...................... 1,249 993,237
GT Loan Financing I Ltd., Series 2013-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.36%), 6.64%, 07/28/31
(a) (b)
........... 1,000 1,000,467
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.68%, 04/20/34
(a) (b)
........... 1,750 1,748,415
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.34%, 01/30/35
(a) (b)
........... 3,500 3,497,899
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.62%, 01/20/38
(a) (b)
.......... 4,000 3,982,736
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class
A, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.52%, 07/20/36
(a) (b)
........... 1,600 1,604,538
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a) (c)
...................... EUR 1,120 1,229,552
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.88%, 01/15/38
(a) (c)
................. 680 759,245
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.07%,
04/20/35 ...................... USD 3,125 3,108,749
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.42%,
04/20/35 ...................... 5,000 4,959,648
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.64%,
07/25/36
(a)
....................... 2,975 2,592,677
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.63%, 07/18/30
(a) (b)
................. 8,050 8,055,590
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
6.18%, 07/20/30
(a) (b)
................. 335 333,356
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.74%, 12/25/37
(a)
............ 4,880 4,626,882
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.96%,
08/25/45 ...................... 1,361 1,320,467
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.74%,
05/25/36 ...................... 19,872 10,262,539
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.74%,
07/25/36 ...................... 5,563 2,170,458
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.75%,
08/25/36 ...................... 5,849 2,919,238
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.04%, 01/25/36 ................. 1,217 1,100,596

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.06%,
10/15/32 ...................... USD 6,000 $ 5,977,801
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.46%, 10/15/32 ................. 4,750 4,737,366
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.77%, 08/15/37
(a) (b)
...... 5,000 5,003,994
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.96%, 06/25/36
(a) (b)
1,666 1,521,053
Meacham Park CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.87%, 10/20/37
(a) (b)
........... 4,000 3,960,400
MidOcean Credit CLO XIV Ltd., Series 2024-14A,
Class A1, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.84%, 04/15/37
(a) (b)
...... 10,000 10,011,940
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... 573 116,024
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.07%,
04/20/33
(a) (b)
...................... 1,700 1,691,670
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.27%,
04/16/33
(a) (b)
...................... 1,000 995,470
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.... 5,006 4,675,931
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.65%,
10/20/34 ...................... 4,418 4,418,000
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.48%,
10/20/34 ...................... 2,500 2,492,740
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.65%, 01/20/38 ................. 6,000 5,990,783
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.81%, 01/15/38 ................. 3,500 3,454,501
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.22%,
04/20/37 ...................... 3,000 2,976,300
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.92%,
10/22/37 ...................... 4,000 3,950,801
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
245 243,237
Series 1999-C, Class A2, 7.48%, 08/15/27 .. 1,537 1,159,423
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 264 102,189
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.18%, 01/26/38 ................. 3,700 3,646,992
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.70%, 04/26/36 ................. 1,000 999,070
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.64%, 07/20/37 ................. 5,000 4,998,479
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.32%, 04/10/33 ................. USD 2,500 $ 2,489,988
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.27%, 07/20/37 ................. 1,000 989,657
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.22%, 04/18/37 ................. 8,000 7,997,602
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.22%, 10/20/37 ................. 4,500 4,452,449
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.77%,
04/16/38 ...................... 2,500 2,494,001
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 6.32%, 07/15/30
(a) (b)
2,250 2,240,147
Octagon Loan Funding Ltd., Series 2014-1A,
Class BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 6.28%, 11/18/31
(a) (b)
...... 1,500 1,501,500
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.72%, 04/20/37
(a) (b)
...... 1,000 1,003,567
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.18%, 01/18/36
(a) (b)
...... 2,000 1,993,401
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.02%, 01/21/38
(a) (b)
...... 1,500 1,462,563
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(a) (b)
...... 2,000 2,000,000
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.92%, 10/20/37
(a) (b)
. 5,000 4,959,500
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 5.46%, 02/20/38
(a) (b)
...... 3,000 2,969,038
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.07%, 04/20/37
(a) (b)
. 1,750 1,742,125
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.23%, 04/23/37 ................. 2,000 2,003,601
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
6.68%, 04/23/37 ................. 2,000 1,997,966
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.92%, 07/21/37
(a) (b)
...... 3,000 2,976,300
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.18%, 04/23/37 ................. 1,000 1,001,300
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.37%, 07/20/37 ................. 3,265 3,231,705
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.58%,
11/14/34 ...................... 2,500 2,493,950
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.97%,
11/15/36 ...................... 2,000 2,004,586

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.17%,
01/15/35 ...................... USD 7,000 $ 7,000,000
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.47%,
01/15/35 ...................... 5,000 4,985,414
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.17%,
10/15/34 ...................... 7,250 7,227,528
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.47%,
10/15/34 ...................... 4,850 4,835,852
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.07%,
04/20/35 ...................... 1,000 998,900
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.32%,
04/20/35 ...................... 3,500 3,472,042
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
07/20/37 ...................... 7,500 7,500,000
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
01/15/38 ...................... 1,000 974,771
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 6.28%, 01/15/38
(a) (c)
. EUR 373 423,126
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2018-1A, Class A2R, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 6.13%,
10/20/31 ...................... USD 4,700 4,700,001
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 6.77%,
07/15/34 ...................... 6,000 6,008,681
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.24%, 10/25/34
(a) (b)
........... 1,600 1,597,120
PPM CLO 4 Ltd., Series 2020-4A, Class AR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 5.72%, 10/18/34
(a) (b)
........... 6,000 5,992,737
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 5,194 4,918,157
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,760,892
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 499,743
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 6.10%, 01/20/37
(a) (b)
........... 1,730 1,732,590
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.24%, 07/24/32
(a) (b)
........... 3,000 3,001,800
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.63%, 04/17/36
(a) (b)
........... 1,000 1,000,000
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.29%, 04/23/34
(a) (b)
........... 3,750 3,723,937
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.59%, 10/30/34
(a) (b)
........... 1,375 1,372,407
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.52%, 01/15/35
(a) (b)
........... 3,500 3,491,537
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.18%,
01/20/34 ...................... USD 7,250 $ 7,245,651
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.58%,
01/20/34 ...................... 1,650 1,651,773
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.21%, 04/15/36
(a) (b)
........... 3,750 3,759,052
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.63%, 01/25/38
(a) (b)
........... 3,000 2,990,121
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 6.68%, 04/20/34
(a) (b)
.......... 1,000 999,090
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.62%, 06/20/34
(a) (b)
.......... 750 748,535
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.68%, 07/17/37
(a) (b)
........... 6,000 6,000,466
Regatta XIX Funding Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.12%, 04/20/35
(a) (b)
........... 1,000 999,300
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.44%, 01/15/38
(a) (b)
........... 1,250 1,239,574
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.58%, 01/20/35
(a) (b)
...... 3,000 2,994,285
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(a) (b)
...... 3,000 2,994,803
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.83%, 04/25/37
(a) (b)
...... 2,500 2,502,670
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.33%, 01/18/34
(a) (b)
........... 1,000 992,915
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.18%, 04/20/34 ................. 3,500 3,482,150
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 6.33%,
10/20/30 ...................... 2,300 2,289,826
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 6.30%,
05/20/31 ...................... 1,000 1,001,500
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.69%,
10/20/31 ...................... 1,628 1,627,500
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.33%,
10/20/31 ...................... 1,125 1,126,125
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.73%,
10/20/31 ...................... 700 700,605
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.63%,
07/20/34 ...................... 2,000 1,997,189
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.21%, 10/25/27
(a) (c)
.......... EUR 970 1,078,667

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.64%, 04/15/36
(a) (b)
................. USD 1,500 $ 1,499,689
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.81%, 04/15/37
(a) (b)
........... 7,500 7,508,030
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
CR, (3-mo. CME Term SOFR at 2.41% Floor +
2.41%), 6.69%, 10/26/34
(a) (b)
........... 5,000 4,995,567
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.89%, 04/15/37
(a) (b)
........... 5,000 5,007,238
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.66%, 10/15/37
(a) (b)
........... 2,000 2,000,368
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.43%, 04/15/38
(a) (b)
........... 3,000 2,981,205
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.07%, 01/20/38
(a) (b)
...... 3,250 3,168,290
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.23%,
07/20/34 ...................... 3,000 2,991,000
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.53%,
07/20/34 ...................... 1,000 997,595
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class BR, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.86%, 04/17/38
(a) (b)
...... 7,000 6,929,999
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.77%, 07/15/34
(a) (b)
...... 2,250 2,254,109
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.24%, 04/25/34
(a) (b)
...... 3,350 3,321,525
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.18%, 04/25/35
(a) (b)
...... 5,200 5,168,279
Southwick Park CLO LLC, Series 2019-4A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.59%, 07/20/32
(a) (b)
.......... 1,913 1,911,499
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.76%,
10/25/36 ...................... 4,662 3,129,038
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
4.67%, 01/25/37
(b)
................ 1,274 713,211
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.92%,
04/20/37 ...................... 9,000 9,013,911
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.87%,
04/20/37 ...................... 1,000 1,002,690
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.52%,
04/20/36 ...................... 2,000 2,003,200
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.48%, 01/23/32
(a) (b)
...... 798 796,124
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.68%, 10/23/34
(a) (b)
...... USD 2,000 $ 1,996,213
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.29%, 01/29/32
(a) (b)
........... 4,000 3,981,468
TCW CLO Ltd., Series 2021-2A, Class C, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.64%, 07/25/34
(a) (b)
................. 2,500 2,496,513
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.85%, 07/16/38
(a) (c)
.......... EUR 500 567,162
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.64%,
01/15/34 ...................... USD 2,000 1,994,786
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.02%,
01/15/34 ...................... 2,000 1,988,800
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.42%, 01/15/34 ................. 1,650 1,638,646
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.67%, 04/15/33
(a) (b)
........... 6,500 6,507,012
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.62%, 07/15/34
(a) (b)
........... 13,450 13,430,912
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%, 03/17/38 7,000 6,870,616
Series 2020-SFR2, Class E2, 3.08%, 11/17/39 1,000 949,652
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.70%,
07/23/37 ...................... 7,000 7,000,000
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.08%,
07/23/37 ...................... 1,000 991,100
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.29%,
10/25/34 ...................... 1,500 1,493,250
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.77%, 07/23/37
(a) (b)
........... 2,000 1,998,000
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,491 2,075,001
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.23%, 01/15/38
(a) (c)
................. EUR 1,010 1,132,004
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.43%,
04/18/31 ...................... USD 1,000 996,809
Series 2014-4A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.35%), 6.59%,
07/14/31 ...................... 500 500,428
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.67%,
07/20/37 ...................... 13,500 13,500,638
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.02%,
07/20/37 ...................... 1,000 984,940

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class 1A,
(1-mo. CME Term SOFR at 0.31% Floor +
0.42%), 4.18%, 10/25/36
(a)
............ USD 10,750 $ 7,976,361
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.63%, 07/18/37
(a) (b)
5,000 4,995,839
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.43%, 04/18/38
(a) (b)
. 6,000 5,918,794
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.03%, 07/24/36 ................. 10,265 10,143,877
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.28%, 07/24/36 ................. 2,000 1,983,757
Total Asset-Backed Securities — 9 .9%
(Cost: $ 1,023,533,917 ) ............................ 1,010,163,857
Shares
Shares
Common Stocks
Aerospace & Defense — 0.6%
Airbus SE .......................... 21,639 3,671,934
BAE Systems plc ..................... 878,254 20,360,243
Boeing Co. (The)
(e)
.................... 19,435 3,561,269
GE Aerospace ....................... 90,342 18,207,527
Hensoldt AG ........................ 10,685 827,754
L3Harris Technologies, Inc. .............. 38,787 8,533,916
RTX Corp. ......................... 58,194 7,340,009
Singapore Technologies Engineering Ltd. ..... 137,500 780,758
63,283,410
Air Freight & Logistics — 0.0%
FedEx Corp. ........................ 10,052 2,114,237
Automobile Components — 0.1%
Aptiv plc
(e)
.......................... 68,224 3,892,861
Bridgestone Corp. .................... 49,900 2,086,578
Cie Generale des Etablissements Michelin SCA 57,459 2,101,030
Lear Corp. ......................... 20,858 1,788,574
Magna International, Inc. ................ 23,749 825,168
10,694,211
Automobiles — 0.1%
General Motors Co. ................... 37,567 1,699,531
Honda Motor Co. Ltd. .................. 390,400 3,972,220
Isuzu Motors Ltd. ..................... 49,000 658,973
Yamaha Motor Co. Ltd. ................. 81,800 642,436
6,973,160
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA ........ 1,326,564 18,205,821
Banco de Sabadell SA ................. 460,496 1,343,627
Banco Santander SA .................. 182,589 1,285,583
Bank of America Corp. ................. 60,540 2,414,335
Bank of Nova Scotia (The) ............... 107,028 5,355,282
BNP Paribas SA ..................... 21,738 1,841,850
BOC Hong Kong Holdings Ltd. ............ 321,500 1,333,705
CaixaBank SA ....................... 337,250 2,584,753
Citigroup, Inc. ....................... 306,652 20,968,864
Citizens Financial Group, Inc. ............ 336,713 12,421,343
Commerzbank AG .................... 44,022 1,165,154
Credit Agricole SA .................... 90,952 1,705,949
Security
Shares
Shares Value
Banks (continued)
DBS Group Holdings Ltd. ............... 146,600 $ 4,762,919
DNB Bank ASA ...................... 78,259 1,956,328
Erste Group Bank AG .................. 9,967 674,982
First Citizens BancShares, Inc. , Class A ...... 6,117 10,882,999
HSBC Holdings plc ................... 438,650 4,889,796
ING Groep NV ....................... 86,689 1,683,441
Intesa Sanpaolo SpA .................. 359,374 1,918,442
M&T Bank Corp. ..................... 75,570 12,828,763
NatWest Group plc .................... 651,996 4,193,825
Nordea Bank Abp .................... 73,330 1,015,544
Oversea-Chinese Banking Corp. Ltd. ....... 299,600 3,707,779
Raiffeisen Bank International AG .......... 14,450 385,978
Sberbank of Russia PJSC
(e) (f)
............. 877,548 107
UniCredit SpA ....................... 36,876 2,145,477
United Overseas Bank Ltd. .............. 112,500 2,987,870
Wells Fargo & Co. .................... 135,527 9,623,772
134,284,288
Beverages — 0.3%
Coca-Cola Co. (The) .................. 338,582 24,564,124
Diageo plc ......................... 190,334 5,344,654
Keurig Dr Pepper, Inc. ................. 65,093 2,251,567
Pernod Ricard SA .................... 10,918 1,183,461
33,343,806
Biotechnology — 0.2%
AbbVie, Inc. ........................ 103,729 20,237,528
Broadline Retail — 0.1%
Amazon.com, Inc.
(e)
................... 19,020 3,507,668
Canadian Tire Corp. Ltd. , Class A .......... 4,682 512,419
NMG Parent LLC
(e) (f)
................... 3,714 —
PDD Holdings, Inc. , ADR
(e)
.............. 44,243 4,670,734
8,690,821
Building Products — 0.2%
Allegion plc ......................... 127,206 17,707,075
Belimo Holding AG (Registered) ........... 520 441,824
Carrier Global Corp. ................... 10,392 649,916
Cie de Saint-Gobain SA ................ 11,847 1,287,982
Geberit AG (Registered) ................ 1,699 1,176,932
Johnson Controls International plc ......... 15,871 1,331,577
Kingspan Group plc ................... 6,778 571,958
Nibe Industrier AB , Class B .............. 81,618 348,052
ROCKWOOL A/S , Class B .............. 10,130 462,436
Trane Technologies plc ................. 2,211 847,499
24,825,251
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The) ....... 7,403 595,275
Carlyle Group, Inc. (The) ................ 76,744 2,965,388
Charles Schwab Corp. (The) ............. 184,989 15,058,105
Deutsche Bank AG (Registered) ........... 58,815 1,542,149
Intercontinental Exchange, Inc. ........... 125,006 20,997,258
Moody's Corp. ....................... 29,214 13,237,448
MSCI, Inc. ......................... 8,661 4,721,198
Raymond James Financial, Inc. ........... 3,860 528,974
State Street Corp. .................... 51,721 4,556,620
64,202,415
Chemicals — 0.4%
Air Liquide SA ....................... 88,954 18,278,109
Air Products & Chemicals, Inc. ............ 10,263 2,782,197
Akzo Nobel NV ...................... 9,778 617,329
Albemarle Corp. ..................... 14,599 854,771
Arkema SA ......................... 9,256 703,692
BASF SE
(e)
......................... 30,407 1,552,870

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Croda International plc ................. 11,379 $ 449,171
Evonik Industries AG .................. 23,605 530,471
International Flavors & Fragrances, Inc. ...... 40,785 3,199,991
Linde plc .......................... 2,573 1,166,161
Linde plc .......................... 6,867 3,124,597
Nutrien Ltd. ......................... 42,960 2,452,453
PPG Industries, Inc. ................... 33,181 3,612,084
Sherwin-Williams Co. (The) .............. 12,512 4,415,735
Sika AG (Registered) .................. 6,324 1,580,416
45,320,047
Commercial Services & Supplies — 0.2%
Brambles Ltd. ....................... 117,992 1,550,611
Cintas Corp. ........................ 3,775 799,092
Element Fleet Management Corp. ......... 33,524 734,143
Rentokil Initial plc ..................... 649,248 2,974,393
Republic Services, Inc. ................. 50,981 12,783,486
Securitas AB , Class B .................. 42,587 674,865
SPIE SA ........................... 18,384 901,047
Waste Management, Inc. ................ 13,949 3,255,139
23,672,776
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 149,432 8,626,709
F5, Inc.
(e)
.......................... 1,344 355,811
Telefonaktiebolaget LM Ericsson , Class B .... 237,290 2,004,479
10,986,999
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 34,503 2,161,779
Bouygues SA
(e)
...................... 16,192 711,724
Eiffage SA ......................... 10,283 1,399,236
EMCOR Group, Inc. ................... 911 365,038
Ferrovial SE ........................ 78,811 3,844,596
MasTec, Inc.
(e)
....................... 2,616 333,069
Mcdermott International Ltd.
(e)
............ 1,327 22,227
Quanta Services, Inc. .................. 2,648 775,043
Skanska AB , Class B .................. 42,135 979,076
Vinci SA ........................... 70,980 9,970,367
20,562,155
Construction Materials — 0.1%
Buzzi SpA .......................... 8,381 439,190
Heidelberg Materials AG ................ 5,387 1,076,933
Holcim AG ......................... 58,267 6,511,220
Wienerberger AG ..................... 9,249 324,750
8,352,093
Consumer Finance — 0.1%
Capital One Financial Corp. .............. 26,880 4,845,389
Consumer Staples Distribution & Retail — 0.6%
Coles Group Ltd. ..................... 113,850 1,546,061
Costco Wholesale Corp. ................ 6,851 6,813,320
Dollar General Corp. .................. 61,231 5,736,732
Dollar Tree, Inc.
(e)
..................... 66,131 5,407,532
Koninklijke Ahold Delhaize NV ............ 80,662 3,311,906
Tesco plc .......................... 585,973 2,899,982
Walmart, Inc. ........................ 318,170 30,942,033
56,657,566
Containers & Packaging — 0.1%
Amcor plc
(g)
......................... 417,556 3,841,515
Amcor plc .......................... 67,769 623,475
Avery Dennison Corp. .................. 26,588 4,549,473
Sealed Air Corp. ..................... 195,119 5,377,479
14,391,942
Security
Shares
Shares Value
Distributors — 0.0%
Genuine Parts Co. .................... 4,727 $ 555,659
LKQ Corp. ......................... 87,169 3,330,727
3,886,386
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc. ....... 182,036 5,856,098
LondonMetric Property plc ............... 2,277,731 5,843,995
Merlin Properties Socimi SA ............. 346,738 3,932,105
Stoneweg European REIT
(c)
.............. 235,120 399,432
16,031,630
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b) (c)
................. 48,033 1,943,864
Deutsche Telekom AG (Registered) ........ 47,758 1,715,349
Elisa OYJ .......................... 12,445 663,916
Infrastrutture Wireless Italiane SpA
(b) (c)
....... 482,822 5,765,930
Koninklijke KPN NV ................... 4,194,941 19,514,256
Telstra Group Ltd. .................... 357,133 1,030,721
TELUS Corp. ....................... 1,114,190 17,150,088
Verizon Communications, Inc. ............ 101,351 4,465,525
52,249,649
Electric Utilities — 1.5%
Acciona SA ......................... 5,874 855,979
Alliant Energy Corp. ................... 65,752 4,013,502
American Electric Power Co., Inc. .......... 142,793 15,470,194
CK Infrastructure Holdings Ltd. ............ 346,000 2,331,919
Duke Energy Corp. ................... 62,702 7,650,898
Edison International ................... 31,140 1,666,301
Elia Group SA/NV .................... 4,656 504,801
Emera, Inc. ......................... 25,845 1,163,269
Endesa SA ......................... 27,530 826,797
Enel SpA .......................... 212,191 1,839,478
Entergy Corp. ....................... 169,729 14,116,361
Evergy, Inc. ......................... 117,500 8,119,250
Exelon Corp. ........................ 317,632 14,896,941
FirstEnergy Corp. .................... 217,834 9,340,722
Kansai Electric Power Co., Inc. (The) ....... 263,800 3,250,131
Kyushu Electric Power Co., Inc. ........... 405,300 3,612,366
NextEra Energy, Inc. .................. 188,842 12,629,753
Origin Energy Ltd. .................... 144,363 983,979
PG&E Corp. ........................ 871,541 14,397,857
Pinnacle West Capital Corp. ............. 60,020 5,712,704
PPL Corp. ......................... 154,950 5,655,675
Southern Co. (The) ................... 90,602 8,325,418
SSE plc ........................... 115,355 2,600,802
Terna - Rete Elettrica Nazionale ........... 437,166 4,347,095
Xcel Energy, Inc. ..................... 118,863 8,403,614
152,715,806
Electrical Equipment — 0.2%
Eaton Corp. plc ...................... 3,089 909,309
Emerson Electric Co. .................. 7,480 786,223
GE Vernova, Inc. ..................... 2,825 1,047,567
Generac Holdings, Inc.
(e)
................ 1,866 213,433
Hubbell, Inc. ........................ 47,479 17,243,423
Legrand SA ........................ 5,447 598,624
Nexans SA ......................... 2,510 275,745
NKT A/S
(e)
.......................... 3,566 290,351
nVent Electric plc ..................... 4,139 227,272
Sensata Technologies Holding plc .......... 109,525 2,343,835
Vertiv Holdings Co. , Class A ............. 6,508 555,653
24,491,435
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 82,678 6,362,072
Jabil, Inc. .......................... 33,832 4,958,418

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
(e)
............. 8,762 $ 1,273,995
Murata Manufacturing Co. Ltd. ............ 144,000 2,051,505
Omron Corp. ........................ 15,600 463,085
Yokogawa Electric Corp. ................ 19,900 430,639
15,539,714
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 354,335 12,543,459
Halliburton Co. ...................... 5,814 115,234
Schlumberger NV .................... 66,701 2,217,808
14,876,501
Entertainment — 0.1%
Electronic Arts, Inc. ................... 27,178 3,943,256
Walt Disney Co. (The) ................. 14,121 1,284,305
5,227,561
Financial Services — 0.3%
Aimbridge Topco LLC
(e) (f)
................ 22,562 1,240,933
Fidelity National Information Services, Inc. .... 111,251 8,775,479
Global Payments, Inc. ................. 39,770 3,034,849
Jack Henry & Associates, Inc. ............ 27,894 4,837,656
Mastercard, Inc. , Class A ................ 16,414 8,995,857
Visa, Inc. , Class A .................... 6,888 2,379,804
Voya Financial, Inc. ................... 47,194 2,793,885
32,058,463
Food Products — 0.2%
Associated British Foods plc ............. 27,976 771,162
H-Food Holdings LLC
(e)
................. 7,488 97,344
JDE Peet's NV ...................... 15,024 363,714
Kraft Heinz Co. (The) .................. 247,647 7,206,528
Lamb Weston Holdings, Inc. ............. 49,004 2,587,901
Nestle SA (Registered) ................. 49,304 5,247,789
Orkla ASA .......................... 60,834 678,449
16,952,887
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 3,484 559,635
Osaka Gas Co. Ltd. ................... 116,300 2,949,143
3,508,778
Ground Transportation — 0.4%
Canadian National Railway Co. ........... 94,239 9,126,541
Canadian Pacific Kansas City Ltd. ......... 22,118 1,603,787
CSX Corp. ......................... 123,446 3,465,129
East Japan Railway Co. ................ 101,300 2,195,867
Norfolk Southern Corp. ................. 28,798 6,452,192
Union Pacific Corp. ................... 95,983 20,699,694
43,543,210
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc. ................ 542,203 16,900,468
Becton Dickinson & Co. ................ 35,177 7,284,805
Coloplast A/S , Class B ................. 10,954 1,239,588
Koninklijke Philips NV
(e)
................. 207,976 5,278,394
Medtronic plc ....................... 64,360 5,455,154
ResMed, Inc. ....................... 13,646 3,228,507
39,386,916
Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc.
(e)
............ 73,920 484,915
Cardinal Health, Inc. ................... 153,225 21,649,160
Cencora, Inc. ....................... 20,023 5,860,131
Centene Corp.
(e)
..................... 28,123 1,683,162
Cigna Group (The) .................... 7,458 2,536,018
CVS Health Corp. .................... 105,806 7,058,318
Elevance Health, Inc. .................. 7,581 3,188,417
Security
Shares
Shares Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc. .................. 1,369 $ 472,415
Humana, Inc. ....................... 8,415 2,206,750
Labcorp Holdings, Inc. ................. 20,999 5,060,969
McKesson Corp. ..................... 8,204 5,847,729
Sonic Healthcare Ltd. .................. 39,490 659,363
UnitedHealth Group, Inc. ................ 57,878 23,813,324
Universal Health Services, Inc. , Class B ..... 23,607 4,180,092
84,700,763
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 90,009 6,540,054
Assura plc ......................... 5,498,183 3,555,528
Healthcare Realty Trust, Inc. , Class A ....... 195,117 3,030,167
Healthpeak Properties, Inc. .............. 555,931 9,917,809
Welltower, Inc. ....................... 30,547 4,661,167
27,704,725
Hotel & Resort REITs — 0.0%
Japan Hotel REIT Investment Corp. ........ 3,938 1,947,382
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. ................... 10,296 5,048,849
Evolution AB
(b) (c) (e)
..................... 14,056 973,724
FDJ United
(b) (c)
....................... 9,187 327,463
New Topco
(e) (f) (h)
...................... 12,872 —
Restaurant Brands International, Inc. ........ 27,110 1,746,831
Whitbread plc ....................... 15,627 542,742
Yum! Brands, Inc. .................... 2,419 363,914
9,003,523
Household Durables — 0.2%
Sekisui House Ltd. .................... 52,100 1,197,789
Sony Group Corp. , ADR
(g)
............... 126,063 3,277,638
Taylor Wimpey plc .................... 8,136,834 12,785,478
17,260,905
Household Products — 0.2%
Colgate-Palmolive Co. ................. 217,888 20,087,095
Reckitt Benckiser Group plc .............. 59,464 3,838,194
23,925,289
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc. , Class A .................. 82,391 1,829,982
Northland Power, Inc. .................. 120,008 1,630,458
3,460,440
Industrial Conglomerates — 0.0%
DCC plc ........................... 8,339 545,019
Sekisui Chemical Co. Ltd. ............... 32,800 573,145
Siemens AG (Registered) ............... 8,581 1,975,873
Swire Pacific Ltd. , Class A ............... 35,500 306,992
3,401,029
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 192,110 3,715,407
EastGroup Properties, Inc. .............. 35,332 5,773,955
Goodman Group ..................... 297,220 5,689,932
Prologis, Inc. ........................ 35,519 3,630,042
Rexford Industrial Realty, Inc. ............ 59,058 1,954,820
Segro plc .......................... 205,676 1,870,964
STAG Industrial, Inc. .................. 159,222 5,259,103
Warehouses De Pauw CVA
(e)
............. 127,626 3,259,834
31,154,057
Insurance — 0.8%
Admiral Group plc .................... 21,957 954,964
Allianz SE (Registered) ................. 13,114 5,423,645
American International Group, Inc. ......... 73,833 6,018,866
ASR Nederland NV ................... 13,928 878,840

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assurant, Inc. ....................... 93,127 $ 17,949,298
AXA SA
(e)
.......................... 115,158 5,446,501
Brown & Brown, Inc. ................... 42,100 4,656,260
Fidelity National Financial, Inc. , Class A ...... 107,113 6,860,588
Globe Life, Inc. ...................... 38,517 4,750,687
Hartford Insurance Group, Inc. (The) ........ 42,436 5,205,624
Poste Italiane SpA
(b) (c)
.................. 38,265 776,672
Power Corp. of Canada ................ 47,959 1,815,248
Tryg A/S ........................... 30,717 732,845
Willis Towers Watson plc ................ 16,795 5,169,501
Zurich Insurance Group AG .............. 25,198 17,872,206
84,511,745
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................. 166,432 26,429,402
Meta Platforms, Inc. , Class A ............. 57,536 31,587,264
58,016,666
IT Services — 0.4%
Accenture plc , Class A ................. 75,105 22,467,661
Cognizant Technology Solutions Corp. , Class A . 140,976 10,371,604
NEXTDC Ltd.
(e)
...................... 412,939 3,135,170
Otsuka Corp. ....................... 20,200 448,017
SCSK Corp. ........................ 13,400 350,483
Travelport Technology Ltd.
(e) (f)
............. 246 598,577
37,371,512
Leisure Products — 0.0%
Hasbro, Inc. ........................ 67,407 4,172,493
Machinery — 0.7%
Aalberts NV ........................ 12,899 428,332
Alstom SA
(e)
........................ 50,376 1,216,538
Atlas Copco AB , Class A ................ 47,024 727,870
Caterpillar, Inc. ...................... 3,147 973,273
CNH Industrial NV .................... 108,337 1,253,459
Cummins, Inc. ....................... 1,221 358,779
Georg Fischer AG (Registered) ........... 11,000 795,352
IMI plc ............................ 43,575 1,034,157
Indutrade AB ........................ 11,521 311,685
Interpump Group SpA .................. 14,499 497,283
KION Group AG ...................... 15,219 647,659
Knorr-Bremse AG .................... 9,683 960,328
Komatsu Ltd. ....................... 191,100 5,526,530
Kone OYJ , Class B ................... 29,595 1,832,872
Konecranes OYJ ..................... 8,775 587,908
Kubota Corp. ....................... 85,100 988,896
Nordson Corp. ....................... 1,915 363,026
Otis Worldwide Corp. .................. 222,936 21,462,049
Parker-Hannifin Corp. .................. 28,013 16,949,546
SKF AB , Class B ..................... 30,819 604,095
SMC Corp. ......................... 34,700 11,230,339
68,749,976
Media — 0.3%
Comcast Corp. , Class A ................ 463,411 15,848,656
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 76,408 )
(e) (i)
............ 9,992 751,898
Omnicom Group, Inc. .................. 52,047 3,963,899
Paramount Global , Class B .............. 370,135 4,345,385
WPP plc ........................... 745,243 5,777,537
30,687,375
Metals & Mining — 0.0%
Alrosa PJSC
(e) (f)
...................... 607,124 74
ArcelorMittal SA ...................... 26,370 779,807
Aurubis AG ......................... 3,819 333,431
Security
Shares
Shares Value
Metals & Mining (continued)
Freeport-McMoRan, Inc. ................ 8,799 $ 317,028
JFE Holdings, Inc. .................... 51,400 598,605
Novolipetsk Steel PJSC
(e) (f)
.............. 14 —
Southern Copper Corp. ................. 4,244 379,923
Teck Resources Ltd. , Class B ............ 50,824 1,727,508
4,136,376
Multi-Utilities — 0.7%
Ameren Corp. ....................... 54,069 5,365,808
CenterPoint Energy, Inc. ................ 14,339 556,067
CMS Energy Corp. .................... 330,045 24,307,814
Dominion Energy, Inc. .................. 102,048 5,549,370
E.ON SE .......................... 65,629 1,147,824
National Grid plc ..................... 727,033 10,494,070
Public Service Enterprise Group, Inc. ....... 28,723 2,295,829
Sempra ........................... 192,617 14,305,665
Veolia Environnement SA ............... 60,060 2,193,636
WEC Energy Group, Inc. ................ 6,012 658,434
66,874,517
Office REITs — 0.1%
BXP, Inc. .......................... 112,081 7,142,922
Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp.
(e)
............... 8,918 310,614
BP plc ............................ 1,401,476 6,471,165
Cheniere Energy, Inc. .................. 49,014 11,327,626
Coterra Energy, Inc. ................... 18,361 450,946
DT Midstream, Inc. .................... 66,699 6,483,143
Enbridge, Inc. ....................... 179,981 8,416,782
Energy Transfer LP ................... 236,163 3,906,136
Eni SpA ........................... 184,309 2,639,588
Enterprise Products Partners LP ........... 127,183 3,802,772
EQT Corp. ......................... 10,923 540,033
Expand Energy Corp. .................. 4,926 511,811
Gibson Energy, Inc. ................... 66,920 1,052,876
Hess Corp. ......................... 60,462 7,802,621
Kinder Morgan, Inc. ................... 221,668 5,829,868
Koninklijke Vopak NV .................. 138,660 5,733,686
Kosmos Energy Ltd.
(e)
.................. 1,760,802 2,711,635
LUKOIL PJSC
(e) (f)
..................... 417,114 51
MPLX LP .......................... 91,246 4,647,159
Novatek PJSC
(e) (f)
..................... 690 —
ONEOK, Inc. ........................ 13,218 1,085,991
Pembina Pipeline Corp. ................ 193,572 7,399,713
Plains All American Pipeline LP ........... 220,018 3,841,514
Plains GP Holdings LP , Class A ........... 164,230 3,061,247
Range Resources Corp. ................ 7,973 270,524
Shell plc ........................... 579,618 18,805,918
South Bow Corp. ..................... 38,270 945,120
Sunoco LP ......................... 16,653 968,372
Targa Resources Corp. ................. 5,442 930,038
TC Energy Corp. ..................... 233,213 11,778,046
TotalEnergies SE ..................... 77,581 4,418,640
Western Midstream Partners LP ........... 65,487 2,462,311
Williams Cos., Inc. (The) ................ 170,944 10,012,190
138,618,136
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 65,171 368,472
Singapore Airlines Ltd. ................. 139,700 716,928
1,085,400
Personal Care Products — 0.1%
Unilever plc ......................... 83,398 5,309,942

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 1.0%
AstraZeneca plc ..................... 237,656 $ 34,048,196
Bayer AG (Registered) ................. 136,639 3,580,922
Kyowa Kirin Co. Ltd. ................... 20,800 324,784
Novo Nordisk A/S , Class B .............. 391,141 26,152,299
Orion OYJ , Class B ................... 9,314 583,164
Recordati Industria Chimica e Farmaceutica SpA 9,530 562,349
Roche Holding AG .................... 17,868 5,899,166
Sanofi SA .......................... 243,852 26,675,415
97,826,295
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. ........... 988,601 8,867,751
Intertek Group plc .................... 13,868 851,702
Leidos Holdings, Inc. .................. 55,221 8,127,427
Paychex, Inc. ....................... 33,278 4,895,859
RELX plc .......................... 448,266 24,403,279
Robert Half, Inc. ..................... 35,936 1,591,965
SS&C Technologies Holdings, Inc. ......... 129,080 9,758,448
Teleperformance SE ................... 4,640 508,799
59,005,230
Real Estate Management & Development — 0.1%
ADLER Group SA
(e) (f)
.................. 664,216 8
CK Asset Holdings Ltd. ................. 457,000 1,867,012
Hearthside LLC
(e)
..................... 3,771 49,023
Katitas Co. Ltd. ...................... 65,300 946,136
Mitsubishi Estate Co. Ltd. ............... 109,000 1,914,691
Tokyu Fudosan Holdings Corp. ............ 144,400 1,011,352
VGP NV ........................... 21,806 2,017,629
Vonovia SE ......................... 117,445 3,895,661
Wharf Real Estate Investment Co. Ltd. ...... 1,069,000 2,556,567
14,258,079
Residential REITs — 0.1%
AvalonBay Communities, Inc. ............ 25,585 5,372,338
Essex Property Trust, Inc. ............... 17,700 4,940,955
Invitation Homes, Inc. .................. 8,855 302,752
UNITE Group plc (The) ................. 333,267 3,828,912
14,444,957
Retail REITs — 0.3%
Agree Realty Corp. ................... 74,653 5,793,819
Federal Realty Investment Trust ........... 30,529 2,870,337
Link REIT .......................... 1,042,200 4,879,430
Regency Centers Corp. ................ 68,220 4,924,120
Region RE Ltd.
(h)
..................... 1,335,005 1,978,769
Simon Property Group, Inc. .............. 42,314 6,659,377
27,105,852
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc. ................. 103,902 15,659,070
BE Semiconductor Industries NV .......... 6,901 747,404
Broadcom, Inc. ...................... 153,912 29,623,443
Intel Corp. ......................... 109,370 2,198,337
Lasertec Corp. ...................... 7,000 650,793
MediaTek, Inc. ....................... 305,000 12,960,396
Monolithic Power Systems, Inc. ........... 5,571 3,304,160
NVIDIA Corp. ....................... 46,523 5,067,285
QUALCOMM, Inc. .................... 9,332 1,385,429
STMicroelectronics NV, NYRS , ADR ........ 231,376 5,254,549
Taiwan Semiconductor Manufacturing Co. Ltd. . 1,083,000 30,686,322
107,537,188
Software — 1.0%
Microsoft Corp. ...................... 176,213 69,649,950
Oracle Corp. ........................ 119,717 16,846,576
Salesforce, Inc. ...................... 68,066 18,290,015
Security
Shares
Shares Value
Software (continued)
Trend Micro, Inc. ..................... 11,000 $ 789,257
105,575,798
Specialized REITs — 0.8%
American Tower Corp. ................. 24,391 5,497,975
Crown Castle, Inc. .................... 111,185 11,758,926
DigiCo Infrastructure REIT
(e) (h)
............ 424,896 733,905
Digital Realty Trust, Inc. ................ 30,974 4,972,566
Equinix, Inc. ........................ 18,377 15,818,003
Iron Mountain, Inc. .................... 121,618 10,905,486
Keppel DC REIT ..................... 2,521,400 4,171,521
Public Storage ....................... 19,653 5,904,351
SBA Communications Corp. ............. 60,130 14,635,642
Smartstop Self Storage REIT, Inc. .......... 128,892 4,529,265
VICI Properties, Inc. ................... 180,711 5,786,366
84,714,006
Specialty Retail — 0.3%
Home Depot, Inc. (The) ................ 58,698 21,160,042
Industria de Diseno Textil SA ............. 94,281 5,069,957
Tractor Supply Co. .................... 47,885 2,423,939
28,653,938
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ......................... 86,354 18,350,225
FUJIFILM Holdings Corp. ............... 98,000 2,007,274
Hewlett Packard Enterprise Co. ........... 21,798 353,564
HP, Inc. ........................... 240,383 6,146,593
Pure Storage, Inc. , Class A
(e)
............. 6,409 290,712
Ricoh Co. Ltd. ....................... 45,300 476,471
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 11,739 11,430,721
Seiko Epson Corp. .................... 25,500 353,764
Western Digital Corp.
(e)
................. 60,093 2,635,679
42,045,003
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group plc .................... 219,587 2,138,509
Capri Holdings Ltd.
(e)
.................. 141,125 2,122,520
LVMH Moet Hennessy Louis Vuitton SE ...... 26,336 14,588,280
NIKE, Inc. , Class B ................... 40,535 2,286,174
Swatch Group AG (The) ................ 18,132 3,146,668
24,282,151
Tobacco — 0.1%
British American Tobacco plc ............. 215,844 9,401,806
Trading Companies & Distributors — 0.2%
AddTech AB , Class B .................. 10,644 358,090
Brenntag SE ........................ 10,972 732,752
ITOCHU Corp. ...................... 102,000 5,216,580
Mitsubishi Corp. ...................... 281,300 5,340,927
Rexel SA .......................... 29,086 808,114
RS GROUP plc ...................... 108,875 750,694
Sumitomo Corp. ..................... 93,500 2,282,932
Toyota Tsusho Corp. ................... 54,700 1,087,038
16,577,127
Transportation Infrastructure — 0.6%
Aena SME SA
(b) (c)
..................... 60,713 15,252,074
Aeroports de Paris SA ................. 44,071 5,510,933
Atlas Arteria Ltd.
(h)
.................... 569,452 1,886,228
Auckland International Airport Ltd. ......... 1,168,626 5,220,112
Flughafen Zurich AG (Registered) .......... 15,119 3,809,725
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 50,753 3,363,482
Japan Airport Terminal Co. Ltd. ........... 64,900 1,866,716

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Transurban Group
(h)
................... 2,257,412 $ 20,342,378
57,251,648
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 74,076 3,046,746
Guangdong Investment Ltd. .............. 2,216,000 1,793,225
Severn Trent plc ..................... 22,825 849,027
SJW Group ......................... 35,607 2,020,341
United Utilities Group plc ................ 223,237 3,356,225
11,065,564
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(e) (f)
............. 26,804 3
Total Common Stocks — 23 .3%
(Cost: $ 2,131,272,462 ) ............................ 2,382,886,848
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,170 1,197,711
Axon Enterprise, Inc.
(b)
6.13% , 03/15/30 ................... 315 320,482
6.25% , 03/15/33 ................... 209 213,019
Boeing Co. (The)
2.20% , 02/04/26 ................... 4,363 4,274,737
3.10% , 05/01/26 ................... 937 921,117
6.26% , 05/01/27 ................... 128 131,853
3.63% , 02/01/31 ................... 4,055 3,788,615
3.60% , 05/01/34 ................... 3,809 3,286,192
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 202 199,759
8.75% , 11/15/30 ................... 1,462 1,566,549
7.25% , 07/01/31 ................... 555 568,239
7.00% , 06/01/32 ................... 280 283,285
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 124,885
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(b)
1,556 1,543,723
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 1,590 1,610,273
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
.. 700 698,320
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 369 360,697
L3Harris Technologies, Inc.
5.35% , 06/01/34 ................... 95 95,825
4.85% , 04/27/35 ................... 594 574,458
Lockheed Martin Corp.
4.75% , 02/15/34 ................... 263 259,635
4.80% , 08/15/34 ................... 199 197,367
RTX Corp.
5.15% , 02/27/33 ................... 808 816,731
6.10% , 03/15/34 ................... 500 537,416
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 446 474,625
9.75% , 11/15/30 ................... 432 478,183
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 587 598,795
6.38% , 03/01/29 ................... 2,096 2,135,221
6.88% , 12/15/30 ................... 115 118,491
7.13% , 12/01/31 ................... 646 671,444
6.63% , 03/01/32 ................... 4,416 4,523,547
6.00% , 01/15/33 ................... 2,201 2,196,437
Triumph Group, Inc., 9.00%, 03/15/28
(b)
..... 798 837,106
35,604,737
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10% , 08/05/29 ................... USD 414 $ 389,344
2.40% , 05/15/31 ................... 238 208,166
Rand Parent LLC, 8.50%, 02/15/30
(b)
....... 269 250,140
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 130,967
978,617
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 ................... 488 477,635
4.65% , 09/13/29 ................... 771 760,352
3.25% , 03/01/32 ................... 1,101 956,507
5.15% , 09/13/34 ................... 1,004 939,327
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%), 6.88% ,
12/15/54
(a)
..................... 541 505,982
Clarios Global LP
(b)
8.50% , 05/15/27 ................... 2,136 2,143,848
6.75% , 05/15/28 ................... 546 554,528
6.75% , 02/15/30 ................... 1,881 1,913,541
Dana, Inc.
4.25% , 09/01/30 ................... 100 92,242
4.50% , 02/15/32 ................... 153 137,688
Forvia SE
(c)
2.75% , 02/15/27 ................... EUR 1,342 1,466,892
5.50% , 06/15/31 ................... 588 632,810
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 133 132,732
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 352 334,808
5.25% , 04/30/31 ................... 15 13,974
5.63% , 04/30/33 ................... 66 60,969
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,017 1,912,615
9.75% , 01/15/29 ................... 235 231,945
4.38% , 02/01/29 ................... 340 283,498
10.00% , 11/15/29
(b)
................. 388 379,395
IHO Verwaltungs GmbH
(c)(j)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
..................... EUR 1,164 1,377,083
6.75% , ( 6.75 % Cash or 7.50 % PIK), 11/15/29 550 641,760
7.00% , ( 7.00 % Cash or 7.75 % PIK), 11/15/31 550 642,149
Mahle GmbH
(c)
2.38% , 05/14/28 ................... 1,400 1,427,391
6.50% , 05/02/31 ................... 1,022 1,135,196
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 800 906,169
5.38% , 04/01/31 ................... 400 450,874
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 748 714,575
ZF Finance GmbH
(c)
5.75% , 08/03/26 ................... EUR 1,200 1,369,538
2.75% , 05/25/27 ................... 300 319,464
2.25% , 05/03/28 ................... 2,200 2,230,581
25,146,068
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................. USD 240 206,205
10.38% , 03/31/29
(c)
................. GBP 1,488 1,741,025
Ford Motor Co.
9.63% , 04/22/30 ................... USD 109 123,592
3.25% , 02/12/32 ................... 180 147,083
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.... 400 369,630
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 2,300 2,703,263

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. EUR 1,500 $ 1,681,929
6,972,727
Banks — 3.0%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
1,100 1,247,974
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a) (c) (k)
............... 700 791,013
AIB Group plc
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13% ........................ 587 689,920
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00% ........................ 3,525 3,836,543
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (k)
......... USD 1,160 1,169,425
Alpha Services & Holdings SA
(5-Year EURIBOR ICE Swap Rate + 5.18%),
7.50%
(a) (c) (k)
..................... EUR 1,587 1,860,326
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. USD 2,800 2,815,173
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
....................... EUR 1,200 1,486,934
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.10%), 9.38% .... USD 751 808,829
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 3,200 3,774,946
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 7.75% .... USD 2,389 2,337,975
Banco BPM SpA, (5-Year EURIBOR ICE Swap
Rate + 4.55%), 7.25%
(a) (c) (k)
........... EUR 1,938 2,303,919
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (k)
......... USD 337 349,216
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 5.17%), 5.00%
(a) (c) (k)
.......... EUR 1,800 2,018,739
Banco Espirito Santo SA
(c)(e)(l)
2.63% , 05/08/17 ................... 800 190,319
4.75% , 01/15/22 ................... 1,500 356,847
4.00% , 01/21/25 ................... 5,400 1,284,652
Banco Mercantil del Norte SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.64%), 5.88% .... USD 764 735,763
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.07%), 8.38% .... 708 695,964
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 596,489
Banco Santander SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,089,353
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,188,076
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.30%), 9.63% .... USD 2,600 2,937,197
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% .... 2,800 2,860,996
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ 571 590,956
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 618,023
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
.......... 1,018 990,606
Bank of America Corp.
(a)
Series TT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.13%
(k)
....................... 485 483,795
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... USD 13,129 $ 12,940,419
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 6,526 6,405,603
(1-day SOFR + 2.04%), 4.95% , 07/22/28 .. 2,867 2,897,744
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 3,491 3,395,399
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 2,089 1,945,415
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63%
(k)
... 3,305 3,306,522
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 962 979,927
(1-day SOFR + 1.91%), 5.29% , 04/25/34 .. 1,348 1,351,663
(1-day SOFR + 1.74%), 5.52% , 10/25/35 .. 3,352 3,287,754
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 33 33,449
(1-day SOFR + 1.70%), 5.74% , 02/12/36 .. 1,389 1,386,018
Bank of Ireland Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a) (c) (k)
........ EUR 1,884 2,029,985
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ USD 744 761,267
Bankinter SA
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38%
(a) (c) (k)
..................... EUR 3,400 4,049,166
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(m)
..................... USD 347 356,386
Barclays plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.87%), 6.13% .... 1,176 1,169,132
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
.... GBP 1,766 2,450,632
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 1,795 1,608,828
(BPSWS5 + 5.64%), 9.25% ........... GBP 1,408 1,974,392
(USISSO05 + 5.78%), 9.63% .......... USD 2,961 3,232,405
(USISSO05 + 3.69%), 7.63% .......... 1,008 964,301
BNP Paribas SA
(a)
(1-day SOFR + 1.45%), 4.79% , 05/09/29
(b)
. 3,143 3,140,619
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b) (k)
.. 6,177 6,349,270
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(c) (k)
.. 1,400 1,439,045
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c) (k)
...................... EUR 4,400 5,252,584
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b) (k)
.. USD 1,724 1,474,058
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (c) (k)
........... EUR 1,905 2,174,265
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,000 1,148,427
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 4,800 5,865,897
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ 1,600 1,799,646
Citigroup, Inc.
Series T , (3-mo. CME Term SOFR + 4.78%),
6.25%
(a) (k)
...................... USD 130 130,390
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
. 137 133,636
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(a)
. 6,983 7,017,451
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (k)
...................... 1,611 1,588,858
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (k)
...................... 1,556 1,493,896

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a) (k)
...................... USD 3,850 $ 3,771,546
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 1,640 1,623,322
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 425 394,425
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 1,508 1,369,688
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
. 281 275,882
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 405 362,617
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 665 581,090
5.88% , 02/22/33 ................... 1,705 1,757,994
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 375 344,690
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
. 269 264,327
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a) (k)
...................... 235 233,154
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(a)
. 3,839 3,849,571
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 6.74%), 6.50% EUR 2,600 3,032,076
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 2,400 2,929,550
Cooperatieve Rabobank UA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.68%), 4.38% 1,000 1,118,735
(5-Year EUR Swap Annual + 3.72%), 4.88% 1,200 1,325,434
Credit Agricole SA
(a)(k)
(5-Year USD Swap Semi + 6.19%), 8.13%
(b)
USD 440 445,430
(5-Year EURIBOR ICE Swap Rate + 3.64%),
5.88%
(c)
....................... EUR 2,100 2,280,733
DNB Bank ASA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.72%),
7.38%
(a) (c) (k)
..................... USD 2,093 2,108,698
Emirates NBD Bank PJSC, (6-Year USD
Constant Maturity + 1.84%), 6.25%
(a) (c) (k)
... 1,192 1,221,800
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
................ EUR 1,175 1,317,183
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 2,112 2,346,163
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(a)
................. USD 865 869,919
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 1,322 1,319,026
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
. 1,950 1,924,915
(1-day SOFR + 3.35%), 7.39% , 11/03/28 .. 200 212,608
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (k)
...................... EUR 4,014 4,400,920
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.65%), 4.60%
(k)
... USD 2,953 2,582,025
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 3,430 3,457,351
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 4.70%
(k)
... 733 644,482
ING Groep NV
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.86%), 3.88% .... 1,424 1,283,136
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.50%
(c)
... 699 707,737
(USISSO05 + 4.36%), 8.00%
(c)
......... 4,367 4,525,304
(USISSO05 + 4.08%), 7.25%
(c)
......... 2,736 2,715,480
Intesa Sanpaolo SpA
(c)
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a) (k)
...................... EUR 6,078 7,832,213
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (k)
...................... 680 770,338
8.51% , 09/20/32 ................... GBP 1,432 2,162,106
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. USD 1,181 1,130,102
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ...................... USD 784 $ 776,645
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 312 309,422
(1-day SOFR + 1.45%), 5.30% , 07/24/29 .. 4,932 5,053,872
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 5,449 5,646,558
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 3,986 4,043,635
(1-day SOFR + 1.44%), 5.10% , 04/22/31 .. 2,938 2,991,219
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 2,827 2,831,579
(1-day SOFR + 1.34%), 4.95% , 10/22/35 .. 2,290 2,236,599
(1-day SOFR + 1.68%), 5.57% , 04/22/36 .. 1,938 1,982,238
KBC Group NV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.93%),
8.00% ........................ EUR 4,200 5,186,758
(5-Year EURIBOR ICE Swap Rate + 3.99%),
6.25% ........................ 1,400 1,593,444
KeyBank NA
3.90% , 04/13/29 ................... USD 344 326,819
4.90% , 08/08/32 ................... 1,130 1,053,897
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 .. 1,014 963,673
(SOFR Index + 2.42%), 6.40% , 03/06/35 .. 5,314 5,566,565
Lloyds Banking Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% ..... GBP 2,396 3,277,528
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.44%), 7.50% ..... 3,631 4,677,338
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.15%), 6.75% .... USD 2,616 2,450,876
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 786 845,533
(1-day SOFR + 1.85%), 5.05% , 01/27/34 .. 328 315,646
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 2,253 2,192,981
Mitsubishi UFJ Financial Group, Inc.
(a)
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31 ........... 467 481,418
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.16% ,
04/24/31 ...................... 2,060 2,097,783
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.27%), 5.62% ,
04/24/36 ...................... 2,047 2,091,173
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 472 476,817
National Australia Bank Ltd., (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.30%), 5.90%, 01/14/36
(a) (b)
........... 3,121 3,153,367
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 1,062 1,279,735
NatWest Group plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.63%), 6.00% .... USD 686 681,774
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 2,219 2,838,912
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 289 298,462
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49% , 05/14/30 .. 982 1,010,604
(1-day SOFR + 1.26%), 4.81% , 10/21/32 .. 600 594,797
(SOFR Index + 2.14%), 6.04% , 10/28/33 .. 180 188,077
(1-day SOFR + 1.93%), 5.07% , 01/24/34 .. 250 247,231
(1-day SOFR + 1.95%), 5.94% , 08/18/34 .. 200 206,965
(1-day SOFR + 2.28%), 6.88% , 10/20/34 .. 178 195,673
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 190 193,655
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 1,181 1,180,082

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. USD 534 $ 547,477
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 1,740 1,536,221
Societe Generale SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38% .... 3,921 4,101,506
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13% .... 2,414 2,382,915
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38% .... 1,502 1,311,361
Stichting AK Rabobank Certificaten, 6.50%
(c) (d) (k)
EUR 446 568,407
Sumitomo Mitsui Financial Group, Inc., 3.04%,
07/16/29 ....................... USD 330 310,393
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 436 433,126
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(a) (c) (k)
................ EUR 1,200 1,340,279
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 4.21%),
6.50%
(c) (k)
...................... 2,026 2,346,795
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(b)
..................... USD 1,779 1,860,848
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 .. 282 282,787
(1-day SOFR + 2.09%), 5.85% , 10/21/33 .. 1,051 1,088,981
(1-day SOFR + 1.60%), 4.84% , 02/01/34 .. 1,319 1,280,994
(1-day SOFR + 2.26%), 5.84% , 06/12/34 .. 445 459,441
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 21 21,398
Virgin Money UK plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 6.36%),
8.25%
(a) (c) (k)
..................... GBP 1,607 2,178,057
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ...................... USD 1,019 1,000,591
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.61%), 7.63%
(k)
... 1,234 1,299,050
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 1,907 1,961,956
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(k)
... 237 239,585
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 975 995,219
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 2,928 2,973,418
(1-day SOFR + 1.99%), 5.56% , 07/25/34 .. 1,999 2,026,277
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 117 125,826
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 936 943,203
(1-day SOFR + 1.74%), 5.61% , 04/23/36 .. 1,265 1,284,522
311,576,170
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 157 151,779
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 156 150,812
Anheuser-Busch InBev Worldwide, Inc.
6.63% , 08/15/33 ................... 140 157,389
5.00% , 06/15/34 ................... 304 306,552
5.88% , 06/15/35 ................... 142 152,066
918,598
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 ........... 1,206 1,149,533
Amgen, Inc.
4.20% , 03/01/33 ................... 540 511,330
5.25% , 03/02/33 ................... 1,627 1,644,146
Cidron Aida Finco SARL
(c)
7.00% , 10/27/31 ................... EUR 593 663,383
9.13% , 10/27/31 ................... GBP 662 873,440
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... USD 447 456,228
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Grifols SA
(c)
2.25% , 11/15/27 ................... EUR 290 $ 316,289
7.13% , 05/01/30 ................... 971 1,134,037
6,748,386
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 .. USD 216 188,764
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 646 588,756
B&M European Value Retail SA
(c)
4.00% , 11/15/28 ................... GBP 300 369,225
6.50% , 11/27/31 ................... 2,639 3,435,594
Match Group Holdings II LLC, 3.63%, 10/01/31
(b)
USD 216 185,212
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 .................. 353 377,257
9.75% , 04/15/29 ................... 944 995,741
6,140,549
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 574 582,854
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
.. 249 247,141
Carrier Global Corp., 5.90%, 03/15/34 ...... 228 240,017
EMRLD Borrower LP
(b)
6.63% , 12/15/30 ................... 4,982 5,052,291
6.75% , 07/15/31 ................... 669 682,217
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 1,459 1,667,538
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
....... USD 702 616,525
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 214 207,735
9.75% , 07/15/28 ................... 399 399,084
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 2,507 2,190,214
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... USD 2,111 2,122,897
6.75% , 03/01/33 ................... 515 516,927
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 ................... 613 598,894
8.88% , 11/15/31 ................... 748 767,434
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
...................... 1,729 1,750,532
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 194 189,857
4.38% , 07/15/30 ................... 269 250,873
3.38% , 01/15/31 ................... 396 349,652
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 327 296,006
18,728,688
Capital Markets — 1.2%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................. 1,116 1,150,178
Apollo Debt Solutions BDC
Series WI* , 6.70% , 07/29/31 ........... 190 193,356
6.55% , 03/15/32
(b)
.................. 48 48,285
Ares Capital Corp., 5.80%, 03/08/32 ....... 1,751 1,710,600
Ares Strategic Income Fund
(b)
5.70% , 03/15/28 ................... 4,945 4,935,862
5.60% , 02/15/30 ................... 345 338,730
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 75 73,477
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... 1,655 1,594,095
6.00% , 11/22/34
(b)
.................. 1,097 1,046,721
Blue Owl Capital Corp., 5.95%, 03/15/29 .... 3,471 3,444,889
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 208 216,620
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 152 157,524
6.60% , 09/15/29 ................... 193 195,151
5.80% , 03/15/30 ................... 390 381,890

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... USD 62 $ 62,134
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 2,206 2,097,939
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 363 342,433
Credit Suisse USA LLC, 7.13%, 07/15/32 .... 80 90,151
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a) (c) (k)
..................... EUR 1,200 1,260,356
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a) (c) (k)
.................... 4,400 5,449,079
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. USD 1,696 1,722,215
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a) (c) (k)
..................... EUR 2,000 2,253,578
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. USD 637 667,945
5.41% , 05/10/29 ................... 2,576 2,653,958
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a) (c) (k)
..................... EUR 2,400 2,812,722
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(a) (c) (k)
..................... 1,800 1,969,035
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a) (c) (k)
..................... 3,000 3,368,779
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 714 718,272
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 313 307,040
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 5,299 5,621,723
2.60% , 02/07/30 ................... 2,180 1,991,094
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85%
(a) (k)
.. 450 443,819
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 3,013 3,123,113
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 8,167 8,317,674
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 402 353,380
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 431 371,255
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 575 498,965
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a) (k)
...................... 1,484 1,399,163
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 1,330 1,288,723
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
. 544 549,368
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 204 197,900
8.00% , 06/15/27 ................... 604 620,381
Intercontinental Exchange, Inc.
1.85% , 09/15/32 ................... 449 367,803
4.60% , 03/15/33 ................... 384 377,350
Jane Street Group, 6.75%, 05/01/33
(b)
...... 325 326,531
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
..................... 530 577,435
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 635,364
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 3,668 3,744,947
3.59% , 07/22/28 ................... 1,430 1,399,622
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... 250 245,483
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 1,185 1,201,165
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5,644 5,746,027
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ...................... 1,042 1,034,148
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 1,993 2,061,413
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 4,419 4,473,500
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 6,313 6,292,849
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 1,745 1,779,182
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 227 207,344
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.51%), 5.19% , 04/17/31 .. USD 3,888 $ 3,958,487
(1-day SOFR + 1.42%), 5.59% , 01/18/36 .. 1,505 1,526,711
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 570 475,514
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ...................... 127 127,859
Nasdaq, Inc., 5.55%, 02/15/34 ........... 292 299,728
S&P Global, Inc.
2.50% , 12/01/29 ................... 297 274,753
1.25% , 08/15/30 ................... 160 136,586
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(a) (k)
................. 223 223,787
UBS AG, 7.50%, 02/15/28 ............. 674 729,423
UBS Group AG
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.10%), 3.88%
(b) (k)
.. 1,100 1,061,352
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.86%), 5.13%
(c) (k)
.. 2,050 2,006,282
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71% ,
01/12/27
(b)
..................... 804 809,252
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(b)
. 2,930 3,042,082
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b) (k)
.. 735 794,162
3.87% , 01/12/29
(b)
.................. 1,000 980,141
(USISSO05 + 3.63%), 6.85%
(b) (k)
........ 2,450 2,404,456
(USISSO05 + 3.08%), 7.00%
(b) (k)
........ 2,405 2,323,949
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c) (k)
.. 3,145 2,693,188
(USISSO05 + 4.16%), 7.75%
(b) (k)
........ 794 812,295
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b) (k)
.. 3,881 4,338,143
(USISSO05 + 3.18%), 7.13%
(b) (k)
........ 2,006 1,918,503
127,446,388
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
.......... 164 162,247
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 622 644,062
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 138,933
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 35 34,199
6.75% , 04/15/33 ................... 204 191,492
6.95% , 11/15/33
(d)
.................. 759 760,473
Chemours Co. (The)
5.38% , 05/15/27 ................... 1,021 994,284
5.75% , 11/15/28
(b)
.................. 411 372,292
4.63% , 11/15/29
(b)
.................. 85 71,177
8.00% , 01/15/33
(b)
.................. 218 196,444
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 2,666 2,696,014
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,745 1,649,681
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 875 990,411
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... USD 1,177 1,026,644
Herens Midco SARL, 5.25%, 05/15/29
(c)
..... EUR 333 278,591
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... USD 454 454,468
INEOS Finance plc, 6.38%, 04/15/29
(c)
...... EUR 1,996 2,224,425
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 ................... 2,467 2,678,479
6.75% , 04/15/30 ................... 1,251 1,273,747
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
...................... 280 298,548
Ingevity Corp., 3.88%, 11/01/28
(b)
......... USD 204 188,492
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. EUR 544 611,725

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (j)
............ USD 535 $ 430,980
Kronos International, Inc.
9.50% , 03/15/29
(c)
.................. EUR 1,996 2,387,681
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 748 585,907
Ma'aden Sukuk Ltd.
(b)
5.25% , 02/13/30 ................... USD 949 962,049
5.50% , 02/13/35 ................... 764 774,982
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 160 133,007
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 220 208,317
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 694,966
Nutrien Ltd., 4.20%, 04/01/29 ........... 132 130,256
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
.................. EUR 2,944 3,476,852
9.75% , 11/15/28
(b)
.................. USD 1,866 1,944,294
5.38% , 10/01/29
(c)
.................. EUR 1,072 1,111,190
6.25% , 10/01/29
(b)
.................. USD 200 183,702
7.25% , 06/15/31
(b)
.................. 1,384 1,384,000
Orbia Advance Corp. SAB de CV
(b)
6.80% , 05/13/30 ................... 700 699,531
7.50% , 05/13/35 ................... 875 869,129
Sasol Financing USA LLC, 6.50%, 09/27/28 ... 941 868,308
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.98% , 11/01/26
(a)
................ EUR 584 658,264
9.50% , 07/15/28 ................... 982 1,163,076
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... USD 355 310,910
4.38% , 02/01/32 ................... 79 68,828
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 1,181 1,108,695
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 1,660 1,776,951
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 ................... USD 2,506 2,220,184
7.38% , 03/01/31 ................... 972 977,189
43,066,076
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 373 351,760
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 1,961 1,881,434
4.88% , 06/01/28
(c)
.................. GBP 1,433 1,816,659
6.00% , 06/01/29
(b)
.................. USD 1,734 1,626,102
7.88% , 02/15/31
(b)
.................. 5,022 5,129,273
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,330,983
Ambipar Lux SARL, 10.88%, 02/05/33
(b)
..... USD 285 278,416
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... 234 218,481
4.75% , 10/15/29 ................... 141 132,594
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 243,998
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.82%,
05/01/30
(a) (c)
..................... EUR 1,163 1,313,428
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 173 176,248
6.75% , 06/15/32 ................... 937 959,100
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 65,190
Deluxe Corp., 8.13%, 09/15/29
(b)
......... 133 133,179
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 302 296,834
7.75% , 02/15/28 ................... 610 629,677
6.00% , 06/01/29 ................... 172 160,882
8.25% , 08/01/32 ................... 435 427,341
8.38% , 11/15/32 ................... 3,390 3,343,977
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... USD 100 $ 95,256
3.50% , 09/01/28 ................... 208 197,243
4.75% , 06/15/29 ................... 48 46,571
4.38% , 08/15/29 ................... 550 524,948
6.75% , 01/15/31 ................... 254 264,033
Intrum AB
(c)(e)(l)
3.00% , 09/15/27 ................... EUR 1,608 1,402,650
9.25% , 03/15/28 ................... 766 697,681
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 991 937,128
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... 320 319,736
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 251 244,812
Republic Services, Inc., 4.88%, 04/01/29 .... 1,803 1,835,037
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 313 292,460
5.00% , 09/01/30 ................... 153 140,500
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 629 598,910
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(c)
................. EUR 849 987,220
Verisure Holding AB
(c)
9.25% , 10/15/27 ................... 1,305 1,548,591
7.13% , 02/01/28 ................... 568 667,103
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 184,885
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 1,614 1,646,734
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... 812 822,866
6.63% , 04/15/30 ................... 348 354,302
7.38% , 10/01/31 ................... 255 264,494
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 1,451 1,489,492
36,078,208
Communications Equipment — 0.0%
CommScope LLC
(b)
4.75% , 09/01/29 ................... 1,182 1,043,264
9.50% , 12/15/31 ................... 561 573,887
Motorola Solutions, Inc.
4.60% , 05/23/29 ................... 739 739,176
2.75% , 05/24/31 ................... 2,521 2,239,162
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 174 159,427
4,754,916
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 938 881,727
6.88% , 08/15/32 ................... 32 32,608
ASG Finance DAC, 9.75%, 05/15/29
(b)
...... 649 610,060
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 1,621 1,539,830
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (l)
.............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 299,483
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
. GBP 1,411 1,845,529
Heathrow Finance plc
(c)
3.88% , 03/01/27
(d)
.................. 1,745 2,214,606
6.63% , 03/01/31 ................... 821 1,063,143
Pike Corp., 8.63%, 01/31/31
(b)
........... USD 168 176,246
8,663,232
Consumer Finance — 0.5%
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(k)
....................... 676 621,038
(1-day SOFR + 2.82%), 6.85% , 01/03/30 .. 950 986,011
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 4,418 4,376,758

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ...................... USD 271 $ 258,068
American Express Co., (1-day SOFR + 1.42%),
5.28%, 07/26/35
(a)
................. 1,135 1,131,649
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
..... 176 174,460
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (b)
.... 46 43,022
Capital One Financial Corp., (1-day SOFR +
2.04%), 6.18%, 01/30/36
(a)
............ 890 878,916
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 1,456 1,438,986
7.35% , 11/04/27 ................... 364 374,754
6.80% , 05/12/28 ................... 3,329 3,379,113
5.30% , 09/06/29 ................... 3,905 3,764,969
7.35% , 03/06/30 ................... 1,710 1,768,369
7.20% , 06/10/30 ................... 1,045 1,075,880
4.00% , 11/13/30 ................... 1,895 1,686,618
6.05% , 03/05/31 ................... 1,064 1,039,344
3.63% , 06/17/31 ................... 3,279 2,802,579
6.05% , 11/05/31 ................... 1,464 1,419,277
6.53% , 03/19/32 ................... 3,916 3,869,023
6.13% , 03/08/34 ................... 466 441,098
General Motors Financial Co., Inc.
4.90% , 10/06/29 ................... 3,814 3,750,555
5.63% , 04/04/32 ................... 1,189 1,179,865
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 101 102,136
8.00% , 02/15/27 ................... 160 164,269
8.00% , 06/15/28 ................... 239 250,837
6.88% , 04/15/29 ................... 818 835,347
5.88% , 03/15/30 ................... 229 225,503
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 358 355,315
Macquarie Airfinance Holdings Ltd., 6.50%,
03/26/31
(b)
...................... 256 262,963
Muthoot Finance Ltd., 7.13%, 02/14/28
(b)
.... 710 702,012
Navient Corp., 9.38%, 07/25/30 .......... 140 148,863
OneMain Finance Corp.
6.63% , 01/15/28 ................... 243 244,701
6.63% , 05/15/29 ................... 2,229 2,235,498
5.38% , 11/15/29 ................... 64 61,181
7.88% , 03/15/30 ................... 188 194,212
4.00% , 09/15/30 ................... 119 105,519
7.50% , 05/15/31 ................... 89 90,256
7.13% , 11/15/31 ................... 110 110,454
6.75% , 03/15/32 ................... 1,063 1,042,622
SLM Corp.
3.13% , 11/02/26 ................... 510 494,022
6.50% , 01/31/30 ................... 68 70,196
Synchrony Financial, 7.25%, 02/02/33 ...... 2,873 2,929,698
Toyota Motor Credit Corp.
4.55% , 08/09/29 ................... 256 257,546
3.38% , 04/01/30 ................... 180 171,460
47,514,962
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 ................... 198 194,316
4.63% , 01/15/27 ................... 262 259,036
5.88% , 02/15/28 ................... 335 334,747
6.50% , 02/15/28 ................... 187 189,977
3.50% , 03/15/29 ................... 157 146,436
4.88% , 02/15/30 ................... 221 213,497
6.25% , 03/15/33 ................... 684 693,950
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
... GBP 2,314 $ 2,879,010
Bellis Finco plc, 4.00%, 02/16/27
(c)
........ 641 810,070
Cencosud SA, 4.38%, 07/17/27
(c)
......... USD 1,272 1,256,100
ELO SACA
(c)
2.88% , 01/29/26 ................... EUR 1,600 1,780,840
3.25% , 07/23/27 ................... 1,200 1,305,152
4.88% , 12/08/28 ................... 400 413,003
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 183,117
Market Bidco Finco plc
(c)
4.75% , 11/04/27 ................... EUR 446 486,494
5.50% , 11/04/27 ................... GBP 1,248 1,584,207
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 199 188,344
6.13% , 09/15/32 ................... 1,044 1,044,310
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 231 226,805
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 135 131,118
7.25% , 01/15/32 ................... 148 154,824
Walgreen Co., 4.40%, 09/15/42 .......... 35 31,674
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 173 179,998
4.80% , 11/18/44 ................... 116 107,128
14,794,153
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(b)
...................... 2,205 2,199,660
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
.................. 1,015 1,011,274
2.00% , 09/01/28
(c)
.................. EUR 1,032 1,076,263
3.25% , 09/01/28
(b)
.................. USD 200 182,812
4.00% , 09/01/29
(b)
.................. 2,351 2,046,330
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
.................. EUR 2,654 2,664,788
4.13% , 08/15/26
(b)
.................. USD 972 857,537
Berry Global, Inc., 5.80%, 06/15/31 ........ 4,019 4,183,482
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 460 463,376
6.88% , 01/15/30 ................... 1,263 1,283,265
8.75% , 04/15/30 ................... 492 506,919
6.75% , 04/15/32 ................... 1,449 1,481,606
Fiber Midco SpA
10.00% , ( 10.00 % Cash or 10.75 % PIK),
06/15/29
(c) (j)
.................... EUR 1,139 1,184,632
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 575,724
Kleopatra Finco SARL
4.25% , 03/01/26
(c)
.................. EUR 2,559 2,616,140
6.50% , 09/01/29
(a)
.................. 1,023 906,198
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 374 309,297
9.50% , 11/01/28 ................... 359 313,673
8.63% , 10/01/31 ................... 360 294,300
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 6,308 6,324,654
9.25% , 04/15/27 ................... 230 211,029
OI European Group BV
(c)
6.25% , 05/15/28 ................... EUR 928 1,077,903
5.25% , 06/01/29 ................... 866 989,658
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 83 80,078
5.00% , 04/15/29 ................... 119 115,718
6.50% , 07/15/32 ................... 500 508,566
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
. 239 250,721
Trivium Packaging Finance BV
(b)(d)
5.50% , 08/15/26 ................... 905 896,110

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.50% , 08/15/27 ................... USD 200 $ 197,676
34,809,389
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 124 114,463
Gates Corp., 6.88%, 07/01/29 ........... 327 331,784
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 190 174,889
6.50% , 07/15/32 ................... 408 404,731
1,025,867
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 1,163 1,161,519
Multiversity SpA, (3-mo. EURIBOR at 4.25%
Floor + 4.25%), 6.44%, 10/30/28
(a) (c)
...... EUR 600 678,012
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.44% , 05/17/31
(a)
................ 1,315 1,488,396
7.13% , 05/17/31 ................... 819 979,029
President and Fellows of Harvard College,
4.89%, 03/15/30 .................. USD 1,710 1,754,107
Service Corp. International
3.38% , 08/15/30 ................... 11 9,849
4.00% , 05/15/31 ................... 419 382,567
5.75% , 10/15/32 ................... 1,665 1,643,754
Sotheby's
(b)
7.38% , 10/15/27 ................... 794 745,218
5.88% , 06/01/29 ................... 400 340,099
Trustees of Princeton University (The), 4.65%,
07/01/30 ....................... 725 735,862
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 1,000 1,030,184
10,948,596
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (m)
... 89 92,480
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 11 11,205
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 293 275,275
GLP Capital LP
5.75% , 06/01/28 ................... 67 68,058
4.00% , 01/15/30 ................... 354 333,692
3.25% , 01/15/32 ................... 754 649,668
6.75% , 12/01/33 ................... 362 381,649
5.63% , 09/15/34 ................... 969 947,335
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 570 532,536
Uniti Group LP, 10.50%, 02/15/28
(b)
........ 3,314 3,518,755
VICI Properties LP
4.63% , 12/01/29
(b)
.................. 1,263 1,226,697
4.95% , 02/15/30 ................... 843 837,051
4.13% , 08/15/30
(b)
.................. 4,674 4,409,171
5.13% , 11/15/31 ................... 2,130 2,107,161
5.13% , 05/15/32 ................... 643 629,279
5.63% , 04/01/35 ................... 615 608,593
16,628,605
Diversified Telecommunication Services — 0.6%
Altice Financing SA
(b)
5.00% , 01/15/28 ................... 200 153,596
5.75% , 08/15/29 ................... 400 295,008
Altice France SA
3.38% , 01/15/28
(c)
.................. EUR 1,357 1,235,587
5.50% , 01/15/28
(b)
.................. USD 935 774,082
4.13% , 01/15/29
(c)
.................. EUR 346 316,162
5.13% , 01/15/29
(b)
.................. USD 539 436,701
5.13% , 07/15/29
(b)
.................. 800 652,707
4.25% , 10/15/29
(c)
.................. EUR 353 322,816
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.50% , 10/15/29
(b)
.................. USD 976 $ 798,963
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (l)
1,000 6,942
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a) (c)
........... GBP 1,726 2,452,631
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. USD 693 677,885
6.38% , 09/01/29
(b)
.................. 553 557,954
4.75% , 03/01/30
(b)
.................. 819 773,165
4.50% , 08/15/30
(b)
.................. 810 752,153
4.25% , 02/01/31
(b)
.................. 213 192,450
7.38% , 03/01/31
(b)
.................. 3,931 4,048,733
4.75% , 02/01/32
(b)
.................. 202 182,802
4.50% , 05/01/32 ................... 41 36,428
4.50% , 06/01/33
(b)
.................. 59 51,334
4.25% , 01/15/34
(b)
.................. 2,174 1,831,352
Cellnex Telecom SA, 0.75%, 11/20/31
(c) (m)
.... EUR 1,000 1,008,559
Fibercop SpA
Series 2033 , 6.38% , 11/15/33
(b)
......... USD 222 211,844
Series 2034 , 6.00% , 09/30/34
(b)
......... 200 184,694
5.25% , 03/17/55 ................... EUR 300 306,490
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. USD 361 360,592
5.00% , 05/01/28
(b)
.................. 538 532,447
6.75% , 05/01/29
(b)
.................. 128 128,537
5.88% , 11/01/29 ................... 309 308,903
6.00% , 01/15/30
(b)
.................. 264 264,936
8.75% , 05/15/30
(b)
.................. 1,234 1,291,794
8.63% , 03/15/31
(b)
.................. 496 526,014
Iliad Holding SASU
7.00% , 10/15/28
(b)
.................. 369 373,499
5.38% , 04/15/30
(c)
.................. EUR 1,747 2,021,194
6.88% , 04/15/31
(c)
.................. 2,384 2,879,782
8.50% , 04/15/31
(b)
.................. USD 1,353 1,427,188
7.00% , 04/15/32
(b)
.................. 617 625,411
Iliad SA, 5.63%, 02/15/30
(c)
............. EUR 400 480,895
Infrastrutture Wireless Italiane SpA, 1.75%,
04/19/31
(c)
...................... 326 343,288
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(b)
USD 1,722 1,693,790
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. EUR 766 876,050
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 .................. USD 1,395 1,545,022
4.88% , 06/15/29 ................... 1,071 934,361
11.00% , 11/15/29 .................. 4,680 5,230,075
4.50% , 04/01/30 ................... 334 278,408
10.50% , 05/15/30 .................. 937 1,012,962
3.88% , 10/15/30 ................... 45 35,492
10.75% , 12/15/30 .................. 641 709,434
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 4,589 5,453,383
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 397 373,481
4.13% , 04/15/30 ................... 397 371,532
10.00% , 10/15/32 .................. 396 394,908
RCS & RDS SA, 3.25%, 02/05/28
(c)
........ EUR 1,100 1,222,770
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... USD 746 732,982
Sprint Capital Corp., 6.88%, 11/15/28 ....... 3,147 3,365,962
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 88 91,701
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
.. 520 455,889
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
.................. GBP 361 455,486
5.50% , 05/15/29
(b)
.................. USD 400 385,125
4.13% , 08/15/30
(c)
.................. GBP 600 706,076
4.50% , 08/15/30
(b)
.................. USD 258 231,921
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 2,823 2,889,959

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... USD 2,233 $ 2,056,573
6.13% , 03/01/28 ................... 228 185,386
61,514,246
Electric Utilities — 0.8%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
...................... 589 514,510
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 314,906
Baltimore Gas & Electric Co., 5.30%, 06/01/34 . 125 126,968
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 2,092 2,410,988
6.38% , 02/15/32
(b)
.................. USD 236 231,858
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 535 530,965
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
.................. EUR 875 996,269
6.75% , 02/28/30
(b)
.................. USD 648 655,719
DTE Electric Co.
5.20% , 03/01/34 ................... 208 210,493
Series A , 6.63% , 06/01/36 ............. 115 127,119
Duke Energy Carolinas LLC
2.55% , 04/15/31 ................... 773 691,608
6.45% , 10/15/32 ................... 244 266,191
4.95% , 01/15/33 ................... 434 436,510
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 217 217,456
Duke Energy Florida LLC, 2.40%, 12/15/31 ... 431 377,602
Duke Energy Progress LLC
3.40% , 04/01/32 ................... 934 852,856
5.70% , 04/01/35 ................... 30 31,105
Edison International, 6.25%, 03/15/30 ...... 840 851,287
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(a) (c)
........... EUR 2,700 3,105,946
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (c) (k)
................ 888 1,002,388
Eversource Energy
2.90% , 03/01/27 ................... USD 1,695 1,647,186
5.95% , 02/01/29 ................... 881 918,609
Exelon Corp., 4.05%, 04/15/30 ........... 135 131,438
FirstEnergy Corp.
4.00% , 05/01/26
(m)
................. 611 632,080
Series B , 3.90% , 07/15/27
(d)
........... 3,905 3,859,869
2.65% , 03/01/30 ................... 2,833 2,569,021
FirstEnergy Transmission LLC, 5.00%, 01/15/35 807 795,467
Florida Power & Light Co.
4.80% , 05/15/33 ................... 144 143,310
4.95% , 06/01/35 ................... 140 139,380
Georgia Power Co.
4.55% , 03/15/30 ................... 2,856 2,873,889
4.70% , 05/15/32 ................... 1,523 1,513,138
5.25% , 03/15/34 ................... 168 169,576
Interstate Power & Light Co.
5.70% , 10/15/33 ................... 136 140,046
4.95% , 09/30/34 ................... 882 858,399
MidAmerican Energy Co.
5.35% , 01/15/34 ................... 143 147,025
5.75% , 11/01/35 ................... 80 84,429
NextEra Energy Capital Holdings, Inc.
2.75% , 11/01/29 ................... 794 735,340
2.44% , 01/15/32 ................... 571 488,144
5.05% , 02/28/33 ................... 74 73,600
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(a)
..................... 239 241,435
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55
(a)
..................... USD 295 $ 295,622
NRG Energy, Inc.
(b)
2.45% , 12/02/27 ................... 1,452 1,368,679
5.75% , 07/15/29 ................... 764 760,406
6.00% , 02/01/33 ................... 1,422 1,407,077
6.25% , 11/01/34 ................... 1,614 1,611,520
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 797 668,931
5.00% , 06/01/33 ................... 308 303,752
5.65% , 06/01/34 ................... 302 306,122
Series F , 5.85% , 10/01/35 ............. 129 133,023
Pacific Gas & Electric Co.
3.30% , 03/15/27 ................... 1,617 1,578,476
4.55% , 07/01/30 ................... 5,838 5,662,977
2.50% , 02/01/31 ................... 2,526 2,180,021
3.25% , 06/01/31 ................... 999 890,911
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 84,567
PECO Energy Co., 4.90%, 06/15/33 ....... 537 539,215
PG&E Corp.
5.25% , 07/01/30 ................... 523 503,901
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 1,198 1,163,006
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 581 580,938
Public Service Electric & Gas Co.
1.90% , 08/15/31 ................... 427 367,090
3.10% , 03/15/32 ................... 179 161,538
4.90% , 12/15/32 ................... 824 830,551
Series Q , 5.05% , 03/01/35 ............ 1,120 1,133,077
Southern California Edison Co.
Series G , 2.50% , 06/01/31 ............ 1,010 874,940
2.75% , 02/01/32 ................... 2,435 2,074,147
5.45% , 03/01/35 ................... 661 641,690
Southern Co. (The)
5.20% , 06/15/33 ................... 1,624 1,634,161
4.85% , 03/15/35 ................... 1,475 1,429,374
System Energy Resources, Inc., 5.30%, 12/15/34 573 565,967
Tampa Electric Co., 5.15%, 03/01/35 ....... 724 721,139
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (k)
..................... EUR 2,243 2,588,626
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... USD 1,840 1,871,735
Vistra Operations Co. LLC
(b)
4.38% , 05/01/29 ................... 5,347 5,141,652
7.75% , 10/15/31 ................... 350 370,084
6.88% , 04/15/32 ................... 1,035 1,072,031
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,249,933
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 1,239 1,243,548
77,124,552
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 472 455,837
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 432 413,587
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 162 164,350
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 868 800,400
3.75% , 02/15/31 ................... 313 273,601
6.63% , 07/15/32 ................... 1,527 1,512,831
Zebra Technologies Corp., 6.50%, 06/01/32 ... 128 128,595
3,293,364

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... USD 151 $ 150,787
6.25% , 04/01/28 ................... 544 543,074
6.63% , 09/01/32 ................... 1,150 1,143,530
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 210 200,762
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 170 173,872
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 855 868,370
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 399 376,213
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 371 353,477
Oceaneering International, Inc., 6.00%, 02/01/28 360 342,263
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 1,659 1,900,553
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 272 249,220
TGS ASA, 8.50%, 01/15/30
(b)
............ 200 198,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 107 105,764
Transocean, Inc.
(b)
8.00% , 02/01/27 ................... 538 499,770
8.25% , 05/15/29 ................... 241 194,307
8.75% , 02/15/30 ................... 22 21,896
8.50% , 05/15/31 ................... 393 303,804
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 566 571,485
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 633 593,114
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 950 983,564
Weatherford International Ltd., 8.63%, 04/30/30
(b)
704 697,809
10,471,634
Entertainment — 0.1%
Banijay Entertainment SAS, 8.13%, 05/01/29
(b)
. 200 204,961
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 83 84,874
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
...................... 648 584,820
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
...................... 342 334,751
Netflix, Inc., 5.38%, 11/15/29
(b)
........... 388 404,065
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 347,512
Pinewood Finco plc
6.00% , 03/27/30
(c)
.................. GBP 2,958 3,921,706
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 135,161
6,017,850
Financial Services — 0.6%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 375 351,235
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 3,020 3,026,159
Block, Inc.
2.75% , 06/01/26 ................... 102 99,558
3.50% , 06/01/31 ................... 5 4,463
6.50% , 05/15/32
(b)
.................. 3,433 3,502,621
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 1,006,714
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (j)
............. GBP 946 1,231,429
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 260 250,488
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.38%, 04/15/38
(a) (c)
......... EUR 300 341,815
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 .................. USD 1,595 1,597,088
Fiserv, Inc.
5.60% , 03/02/33 ................... 400 407,389
5.63% , 08/21/33 ................... 742 755,793
5.45% , 03/15/34 ................... 191 191,692
5.15% , 08/12/34 ................... 174 171,030
Security
Par (000)
Par (000) Value
Financial Services (continued)
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... USD 240 $ 244,485
9.13% , 05/15/31 ................... 585 591,480
8.38% , 04/01/32 ................... 221 216,145
Garfunkelux Holdco 3 SA
(c)
6.75% , 11/01/25 ................... EUR 1,011 796,519
7.75% , 11/01/25 ................... GBP 381 356,447
Global Payments, Inc.
2.15% , 01/15/27 ................... USD 130 124,580
3.20% , 08/15/29 ................... 208 193,660
5.30% , 08/15/29 ................... 91 91,705
2.90% , 11/15/31 ................... 265 229,959
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
......... 197 189,163
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.... 633 589,005
Jerrold Finco plc, 5.25%, 01/15/27
(c)
....... GBP 1,624 2,134,546
Midcap Financial Issuer Trust
(b)
6.50% , 05/01/28 ................... USD 688 656,785
5.63% , 01/15/30 ................... 200 175,007
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
6.73%, 08/22/26
(a) (c) (f)
............... EUR 4,001 4,524,801
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... USD 558 567,148
5.13% , 12/15/30 ................... 395 394,510
5.75% , 11/15/31 ................... 165 165,612
7.13% , 02/01/32 ................... 1,780 1,846,577
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ..... GBP 3,852 4,965,590
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... 2,706 3,532,112
Nexi SpA, 0.00%, 02/24/28
(c) (m) (n)
.......... EUR 1,500 1,539,331
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 796 829,911
7.13% , 11/15/30 ................... 305 310,163
6.88% , 02/15/33 ................... 223 222,689
ProGroup AG
(c)
5.13% , 04/15/29 ................... EUR 668 739,589
5.38% , 04/15/31 ................... 804 879,033
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... USD 733 707,407
3.88% , 03/01/31 ................... 188 169,936
4.00% , 10/15/33 ................... 506 437,699
Shift4 Payments LLC
(b)
4.63% , 11/01/26 ................... 126 124,268
6.75% , 08/15/32 ................... 920 933,107
Stena International SA
7.25% , 01/15/31
(b)
.................. 2,837 2,800,349
7.25% , 01/15/31
(c)
.................. 2,038 2,011,672
7.63% , 02/15/31
(b)
.................. 524 527,231
Taurus Law130 Securities SRL, (Acquired
07/14/23, cost $5,105,138), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a) (c) (f) (i)
........ EUR 4,644 5,206,862
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (n)
..................... USD 3,309 3,199,555
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/27 ................... GBP 891 918,788
4.00% , 04/18/29 ................... EUR 1,218 976,261
0.88% , 01/31/30 ................... 1,155 916,661
1.25% , 01/31/34 ................... 1,155 903,231
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............ 2,952 934,055
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... USD 720 711,984
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 162 164,780
WEX, Inc., 6.50%, 03/15/33
(b)
........... 896 871,265

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Worldline SA, 0.00%, 07/30/26
(c) (m) (n)
....... EUR 1,534 $ 1,682,572
64,241,709
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 99 98,221
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (j)
............. 2,140 2,251,207
Chobani LLC
(b)
4.63% , 11/15/28 ................... 968 951,739
7.63% , 07/01/29 ................... 1,269 1,329,146
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... 658 656,144
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 47 49,235
9.63% , 09/15/32 ................... 96 100,381
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.25%, 12/15/29
(a) (c)
........... EUR 1,150 1,296,264
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 298 279,558
Mars, Inc.
(b)
4.80% , 03/01/30 ................... 1,515 1,533,493
5.00% , 03/01/32 ................... 3,085 3,109,722
5.20% , 03/01/35 ................... 3,017 3,028,838
Post Holdings, Inc.
(b)
4.63% , 04/15/30 ................... 50 47,131
4.50% , 09/15/31 ................... 107 97,374
6.25% , 02/15/32 ................... 115 115,891
6.38% , 03/01/33 ................... 703 695,097
6.25% , 10/15/34 ................... 525 520,642
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 345 320,490
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 ................... EUR 240 273,243
7.25% , 04/15/28 ................... 850 995,854
17,749,670
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (b)
................ USD 229 223,645
Atmos Energy Corp.
1.50% , 01/15/31 ................... 184 156,137
5.90% , 11/15/33 ................... 218 231,805
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 537,225
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 239 218,469
1,367,281
Ground Transportation — 0.2%
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 ................... EUR 756 826,458
6.13% , 11/30/28 ................... GBP 944 1,192,033
Boels Topholding BV
(c)
6.25% , 02/15/29 ................... EUR 1,209 1,417,826
5.75% , 05/15/30 ................... 1,381 1,613,512
Brightline East LLC, 11.00%, 01/31/30
(b)
..... USD 242 197,230
EC Finance plc, 3.00%, 10/15/26
(c)
........ EUR 799 883,360
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 1,518 2,051,867
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 145 143,123
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 569 576,511
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 155 150,758
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
6.00% , 07/31/30
(a)
................ EUR 1,505 1,704,926
5.00% , 04/30/31 ................... 1,470 1,664,531
Loxam SAS, 6.38%, 05/31/29
(c)
.......... 551 655,410
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (c) (k)
..................... GBP 1,031 1,207,071
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Penske Truck Leasing Co. LP
(b)
5.35% , 01/12/27 ................... USD 335 $ 338,796
4.20% , 04/01/27 ................... 414 410,647
5.55% , 05/01/28 ................... 265 271,478
5.35% , 03/30/29 ................... 952 969,076
5.25% , 07/01/29 ................... 635 645,623
Ryder System, Inc., 6.60%, 12/01/33 ....... 553 597,566
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
7.01% , 04/22/30 ................. EUR 3,273 3,631,437
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.78% , 02/24/31
(b) (c)
............... 174 191,558
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
.................. USD 720 708,988
4.30% , 01/15/30 ................... 2,078 2,052,172
4.80% , 09/15/34 ................... 375 363,301
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 147 146,645
24,611,903
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 1,132 1,088,647
3.88% , 11/01/29 ................... 71 65,547
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 1,935 2,010,078
Baxter International, Inc.
3.95% , 04/01/30 ................... 355 342,260
2.54% , 02/01/32 ................... 302 258,087
Becton Dickinson & Co., 4.87%, 02/08/29 .... 1,690 1,706,712
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 271 276,475
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 374 348,874
6.25% , 04/01/29 ................... 1,537 1,548,763
5.25% , 10/01/29 ................... 2,611 2,479,504
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 333 336,159
Solventum Corp.
5.45% , 03/13/31 ................... 5,381 5,494,290
5.60% , 03/23/34 ................... 4,002 4,046,286
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 221,538
20,223,220
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 138 137,880
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 872 803,115
Banner Health
2.34% , 01/01/30 ................... 87 79,567
1.90% , 01/01/31 ................... 36 31,292
Centene Corp.
4.63% , 12/15/29 ................... 2,374 2,288,526
3.38% , 02/15/30 ................... 3,595 3,274,393
3.00% , 10/15/30 ................... 25 21,956
2.63% , 08/01/31 ................... 1,761 1,487,438
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 3,381 3,297,203
6.00% , 01/15/29 ................... 533 496,526
5.25% , 05/15/30 ................... 515 439,373
4.75% , 02/15/31 ................... 626 516,798
10.88% , 01/15/32 .................. 909 938,550
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 208 212,950
DaVita, Inc., 6.88%, 09/01/32
(b)
.......... 187 188,811
Elevance Health, Inc.
4.10% , 05/15/32 ................... 211 199,739
5.38% , 06/15/34 ................... 880 891,210
5.20% , 02/15/35 ................... 195 195,165
Encompass Health Corp.
4.75% , 02/01/30 ................... 110 106,883

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63% , 04/01/31 ................... USD 147 $ 139,942
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 2,768 3,305,560
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 229 219,724
HCA, Inc.
5.25% , 03/01/30 ................... 1,305 1,327,121
3.50% , 09/01/30 ................... 3,582 3,347,163
5.45% , 04/01/31 ................... 2,195 2,237,019
5.45% , 09/15/34 ................... 2,459 2,439,936
5.75% , 03/01/35 ................... 2,031 2,049,003
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 1,563 1,476,985
Humana, Inc.
4.88% , 04/01/30 ................... 598 597,468
2.15% , 02/03/32 ................... 434 357,006
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 242 257,421
11.00% , 10/15/30 .................. 1,108 1,212,868
8.38% , 02/15/32 ................... 860 877,145
10.00% , 06/01/32 .................. 313 303,610
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 ................... 164 157,639
6.25% , 01/15/33 ................... 491 487,306
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ....................... 136 115,394
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 406 383,440
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 125 119,173
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,666 1,685,693
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
1,520 1,516,551
Sutter Health
Series 2018 , 3.70% , 08/15/28 .......... 544 534,205
Series 20A , 2.29% , 08/15/30 ........... 291 257,183
5.16% , 08/15/33 ................... 152 152,999
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 141 141,483
6.75% , 05/15/31 ................... 1,378 1,412,573
UnitedHealth Group, Inc.
5.30% , 02/15/30 ................... 2,545 2,641,883
4.95% , 01/15/32 ................... 1,657 1,672,452
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
279 283,235
47,316,555
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00% , 01/15/30 ................... 337 312,296
5.25% , 12/15/32 ................... 773 776,298
MPT Operating Partnership LP
7.00% , 02/15/32
(b)
.................. EUR 305 350,661
7.00% , 02/15/32
(c)
.................. 1,148 1,319,863
8.50% , 02/15/32
(b)
.................. USD 1,342 1,363,449
Ventas Realty LP
5.63% , 07/01/34 ................... 569 576,207
5.00% , 01/15/35 ................... 1,850 1,786,363
Welltower OP LLC
2.75% , 01/15/32 ................... 1,064 935,278
3.85% , 06/15/32 ................... 970 909,836
8,330,251
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 367 367,325
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 129 126,680
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(m)
.. 15 13,932
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 77 73,682
6.50% , 04/01/32 ................... 2,028 2,021,232
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 56 54,905
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
Service Properties Trust
8.63% , 11/15/31
(b)
.................. USD 2,471 $ 2,621,914
8.88% , 06/15/32 ................... 705 681,181
XHR LP, 6.63%, 05/15/30
(b)
............. 122 120,174
6,081,025
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 121 116,184
4.38% , 01/15/28 ................... 275 266,226
5.63% , 09/15/29 ................... 205 204,322
4.00% , 10/15/30 ................... 401 364,923
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(c)
.................. EUR 2,488 2,966,504
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.99%,
07/18/30
(a) (c)
..................... 1,163 1,312,729
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 403 383,515
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 1,288 1,318,452
6.50% , 02/15/32 ................... 1,357 1,364,108
Carnival Corp.
(b)
6.00% , 05/01/29 ................... 1,291 1,283,393
6.13% , 02/15/33 ................... 1,475 1,462,528
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 608 589,180
5.75% , 04/01/30 ................... 1,940 1,897,282
6.75% , 05/01/31 ................... 1,017 1,027,147
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 1,623 2,135,935
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 222 205,657
6.75% , 01/15/30 ................... 311 272,096
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 1,061 1,201,954
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 604 598,553
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 ................... 46 45,077
4.00% , 05/01/31
(b)
.................. 33 30,265
3.63% , 02/15/32
(b)
.................. 53 46,883
6.13% , 04/01/32
(b)
.................. 138 139,836
5.88% , 03/15/33
(b)
.................. 1,148 1,147,410
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
...................... EUR 1,609 1,840,697
Las Vegas Sands Corp., 6.00%, 06/14/30 .... USD 250 251,407
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 183 186,569
7.50% , 09/01/31 ................... 380 390,439
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 125 128,464
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 713 710,721
Lottomatica Group Spa, 4.88%, 01/31/31
(c)
... EUR 862 984,556
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 337 247,912
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 ................... 339 338,322
5.75% , 07/21/28 ................... 200 189,000
5.38% , 12/04/29 ................... 569 512,043
7.63% , 04/17/32 ................... 861 826,560
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 266 247,744
MGM China Holdings Ltd.
(b)
5.25% , 06/18/25 ................... 200 199,650
4.75% , 02/01/27 ................... 200 195,100
MGM Resorts International, 6.13%, 09/15/29 .. 690 686,878
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 406 383,288

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... USD 316 $ 315,949
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 2,085 2,292,954
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... USD 88 92,155
7.75% , 02/15/29 ................... 132 136,230
6.25% , 03/01/30 ................... 161 157,047
6.75% , 02/01/32 ................... 971 948,123
NCL Finance Ltd., 6.13%, 03/15/28
(b)
....... 778 772,354
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 376 450,444
10.00% , 10/11/28 .................. GBP 1,379 1,949,751
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... USD 270 157,950
5.88% , 09/01/31 ................... 342 177,840
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 188 185,563
Royal Caribbean Cruises Ltd.
(b)
5.63% , 09/30/31 ................... 809 802,782
6.25% , 03/15/32 ................... 1,572 1,595,560
6.00% , 02/01/33 ................... 1,777 1,781,892
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 384 367,680
10.75% , 11/15/29 .................. 541 515,302
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
359 341,693
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 ................... 206 208,829
6.63% , 05/01/32 ................... 105 105,942
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 519 500,775
4.63% , 12/01/31 ................... 148 133,788
6.63% , 03/15/32 ................... 386 383,761
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 9.18% ,
07/31/29
(a)
..................... EUR 924 1,058,215
10.75% , 07/31/29 .................. GBP 2,052 2,803,068
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 558 653,781
TUI Cruises GmbH
(c)
6.25% , 04/15/29 ................... 1,261 1,480,358
5.00% , 05/15/30 ................... 714 808,857
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
....... USD 402 407,144
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 325 324,340
7.00% , 02/15/29 ................... 87 87,313
9.13% , 07/15/31 ................... 1,025 1,095,925
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 286 283,132
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
...................... 279 267,985
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 ................... 245 243,699
5.63% , 08/26/28 ................... 2,089 1,988,603
5.13% , 12/15/29 ................... 414 379,845
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 815 785,770
7.13% , 02/15/31 ................... 1,433 1,478,231
6.25% , 03/15/33 ................... 199 192,358
57,412,497
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ................... 294 272,018
4.63% , 04/01/30 ................... 126 115,508
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 63 61,542
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 986 877,644
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.88% , 02/15/30 ................... USD 206 $ 179,333
DR Horton, Inc., 5.50%, 10/15/35 ......... 746 746,774
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 118,080
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 54,639
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 1,326 1,404,857
LG Electronics, Inc., 5.63%, 04/24/27
(b)
...... 1,383 1,407,451
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 166 167,628
7.00% , 11/15/32 ................... 273 251,842
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 502 459,227
Meritage Homes Corp., 1.75%, 05/15/28
(b) (m)
.. 634 615,614
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 245 252,806
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 298 276,669
3.88% , 10/15/31 ................... 108 94,803
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 197 200,069
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 363 361,472
7,917,976
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 125,476
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
...................... 65 53,720
179,196
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 483 490,245
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 860 878,920
AES Corp. (The)
3.95% , 07/15/30
(b)
.................. 268 250,817
2.45% , 01/15/31 ................... 1,325 1,134,099
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60% ,
01/15/55
(a)
..................... 308 304,324
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 431 421,217
3.75% , 01/15/32 ................... 630 546,345
Colbun SA, 3.15%, 01/19/32
(b)
........... 1,340 1,155,750
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 98,423
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (k)
..................... 197 201,345
XPLR Infrastructure LP, 2.50%, 06/15/26
(b) (m)
.. 356 334,640
5,816,125
Industrial Conglomerates — 0.1%
3M Co.
2.38% , 08/26/29 ................... 2,334 2,149,065
5.15% , 03/15/35 ................... 3,143 3,123,392
Honeywell International, Inc.
4.70% , 02/01/30 ................... 1,517 1,534,655
4.95% , 09/01/31 ................... 2,943 3,001,004
9,808,116
Industrial REITs — 0.0%
Prologis LP
2.25% , 01/15/32 ................... 260 222,235
5.13% , 01/15/34 ................... 255 255,048
5.00% , 03/15/34 ................... 242 239,704
5.00% , 01/31/35 ................... 392 387,516
1,104,503

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.7%
Achmea BV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ........................ EUR 754 $ 816,799
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ........................ 700 757,310
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... USD 1,773 1,796,904
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a) (c) (k)
..................... EUR 1,210 1,365,608
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... USD 2,437 2,351,503
6.75% , 10/15/27 ................... 3,230 3,206,778
6.75% , 04/15/28 ................... 337 339,426
5.88% , 11/01/29 ................... 1,066 1,029,054
7.00% , 01/15/31 ................... 1,030 1,045,344
7.38% , 10/01/32 ................... 1,416 1,430,956
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 230 232,741
4.88% , 06/30/29 ................... 900 859,255
Aon Corp.
2.60% , 12/02/31 ................... 207 181,300
5.00% , 09/12/32 ................... 525 525,656
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
233 227,406
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 3,474 3,982,206
7.75% , 02/15/31
(b)
.................. USD 2,236 2,275,810
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
2,243 2,287,899
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 1,235 1,225,585
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
.... 382 406,017
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a) (c) (k)
........ EUR 1,585 1,822,264
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a) (c) (k)
.... GBP 2,900 3,705,580
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (k)
..................... 1,066 1,108,113
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (b) (k)
......... USD 1,180 1,170,410
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 2,601 2,671,274
8.13% , 02/15/32 ................... 1,124 1,140,189
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 5,172 5,364,621
7.38% , 01/31/32 ................... 6,292 6,482,282
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 644 679,281
10.50% , 12/15/30 .................. 859 924,055
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.27%), 5.00%
(a) (c) (k)
GBP 550 613,875
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (k)
................ 1,670 2,018,349
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 ................... USD 204 181,395
5.88% , 08/01/33 ................... 370 392,190
Meiji Yasuda Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.91%), 6.10%, 06/11/55
(a) (b)
.... 800 788,967
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,621 2,695,121
Metropolitan Life Global Funding I
(b)
3.05% , 06/17/29 ................... 150 142,465
2.95% , 04/09/30 ................... 717 664,486
Nippon Life Insurance Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.19%), 6.50%, 04/30/55
(a) (b)
........... 1,150 1,166,713
Security
Par (000)
Par (000) Value
Insurance (continued)
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (c) (k)
............... EUR 2,760 $ 2,969,760
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 4,414 4,522,121
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (c) (k)
......... 2,616 2,664,158
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 392 371,840
5.88% , 08/01/32 ................... 614 606,455
SCOR SE, (5-Year EURIBOR ICE Swap Rate +
3.86%), 6.00%
(a) (c) (k)
................ EUR 300 336,546
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. 800 930,070
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 741 765,297
73,241,434
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 1,686 1,683,868
IT Services — 0.2%
Acuris Finance US, Inc.
(b)
5.00% , 05/01/28 ................... 563 497,885
9.00% , 08/01/29 ................... 200 190,875
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 855 987,345
Atos SE
(c)(d)
9.00% , 12/18/29 ................... 935 1,143,666
5.00% , 12/18/30 ................... 1,245 1,131,517
1.00% , 12/18/32 ................... 2,104 905,384
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.... USD 1,366 1,330,142
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 ................... 693 654,002
5.63% , 09/15/28 ................... 311 287,938
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
7.18% , 05/15/28 ................. EUR 865 966,436
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
8.06% , 05/15/28 ................. 1,876 2,103,964
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(c)
................. 329 385,051
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 1,252 1,279,828
IBM International Capital Pte. Ltd., 4.90%,
02/05/34 ....................... 166 163,138
International Business Machines Corp., 5.00%,
02/10/32 ....................... 1,595 1,611,299
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
...................... 1,299 1,168,643
Twilio, Inc.
3.63% , 03/15/29 ................... 160 150,017
3.88% , 03/15/31 ................... 139 126,284
United Group BV
(c)
6.75% , 02/15/31 ................... EUR 372 431,688
6.50% , 10/31/31 ................... 815 941,738
16,456,840
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................. USD 201 176,738
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 204 177,027
Thermo Fisher Scientific, Inc.
2.60% , 10/01/29 ................... 173 161,386
4.98% , 08/10/30 ................... 195 199,952
715,103
Machinery — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 589 591,652
ATS Corp., 4.13%, 12/15/28
(b)
........... 314 291,353
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 481 499,032

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
9.50% , 01/01/31 ................... USD 398 $ 424,130
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................. 336 330,183
Esab Corp., 6.25%, 04/15/29
(b)
........... 292 296,272
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 272 204,000
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 1,529 1,552,134
IMA Industria Macchine Automatiche SpA
(c)
3.75% , 01/15/28 ................... EUR 118 131,671
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.03% , 04/15/29
(a)
................ 3,178 3,593,588
Ingersoll Rand, Inc.
5.70% , 08/14/33 ................... USD 616 633,046
5.45% , 06/15/34 ................... 929 935,728
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 144,966
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
7.53% , 07/15/29
(a) (c)
............... EUR 1,021 1,167,536
Otis Worldwide Corp.
2.57% , 02/15/30 ................... USD 337 307,830
5.13% , 11/19/31 ................... 153 155,651
Terex Corp.
(b)
5.00% , 05/15/29 ................... 197 188,426
6.25% , 10/15/32 ................... 556 532,116
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
.................. EUR 1,820 2,061,725
7.63% , 07/15/28
(b)
.................. USD 1,612 1,614,762
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
.................. EUR 1,341 1,515,044
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 2,512 2,473,559
Wabash National Corp., 4.50%, 10/15/28
(b)
... 513 432,016
20,076,420
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
......... 1,890 1,914,441
Media — 0.6%
Cable One, Inc.
0.00% , 03/15/26
(m) (n)
................ 219 206,079
4.00% , 11/15/30
(b)
.................. 798 649,085
Charter Communications Operating LLC
6.10% , 06/01/29 ................... 289 299,283
2.80% , 04/01/31 ................... 9,822 8,530,278
2.30% , 02/01/32 ................... 2,482 2,017,499
6.55% , 06/01/34 ................... 2,022 2,085,218
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 600 583,372
7.75% , 04/15/28 ................... 208 172,640
9.00% , 09/15/28 ................... 652 674,855
7.50% , 06/01/29 ................... 1,007 825,337
7.88% , 04/01/30 ................... 2,786 2,787,247
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 404 353,500
Comcast Corp.
2.65% , 02/01/30 ................... 562 520,340
3.40% , 04/01/30 ................... 552 526,444
4.25% , 10/15/30 ................... 132 130,434
1.95% , 01/15/31 ................... 685 594,957
1.50% , 02/15/31 ................... 223 188,387
CSC Holdings LLC
(b)
5.50% , 04/15/27 ................... 1,003 931,968
5.38% , 02/01/28 ................... 600 524,332
11.25% , 05/15/28 .................. 220 215,053
11.75% , 01/31/29 .................. 1,476 1,395,437
4.13% , 12/01/30 ................... 200 137,074
3.38% , 02/15/31 ................... 400 267,044
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... USD 1,232 $ 1,190,695
10.00% , 02/15/31 .................. 717 678,996
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 760 691,594
5.75% , 12/01/28 ................... 1,002 841,524
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 3,313 3,481,793
EchoStar Corp.
10.75% , 11/30/29 .................. 2,667 2,820,670
6.75% , 11/30/30 ................... 3,198 2,889,490
GCI LLC, 4.75%, 10/15/28
(b)
............ 154 145,690
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 183 178,033
10.50% , 07/15/29 .................. 1,019 1,045,985
Grupo Televisa SAB, 8.50%, 03/11/32 ...... 30 31,725
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 ................... 289 290,303
4.75% , 03/30/30 ................... 367 367,630
2.40% , 03/01/31 ................... 543 475,563
Lamar Media Corp., 4.00%, 02/15/30 ....... 118 110,253
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
...................... 670 550,687
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 810 825,793
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 997 887,330
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 103 100,929
4.25% , 01/15/29 ................... 241 223,831
4.63% , 03/15/30 ................... 690 637,628
7.38% , 02/15/31 ................... 145 151,838
Paramount Global
4.95% , 01/15/31 ................... 244 236,056
4.20% , 05/19/32 ................... 447 399,943
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 371 320,091
SES SA, (5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54
(a) (c)
........... EUR 1,059 1,118,857
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 1,076 1,065,089
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 680 661,703
5.00% , 08/01/27 ................... 26 25,687
4.00% , 07/15/28 ................... 191 179,679
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 608 573,720
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
..... 2,464 2,259,488
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (j)
........... EUR 1,876 1,671,820
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 1,400 1,365,273
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 612 592,162
8.00% , 08/15/28 ................... 1,446 1,404,568
8.50% , 07/31/31 ................... 893 843,239
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 3,334 4,332,666
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................. 1,446 1,810,496
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
.. EUR 234 241,227
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
...... USD 200 177,305
Ziggo BV
2.88% , 01/15/30
(c)
.................. EUR 1,933 2,001,632
4.88% , 01/15/30
(b)
.................. USD 200 184,129
64,698,673
Metals & Mining — 0.4%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
. 1,449 1,454,897
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 777,932
Antofagasta plc, 2.38%, 10/14/30
(b)
........ 674 578,798

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... USD 446 $ 461,774
11.50% , 10/01/31 .................. 1,202 1,319,790
ATI, Inc.
4.88% , 10/01/29 ................... 614 586,585
7.25% , 08/15/30 ................... 188 195,526
5.13% , 10/01/31 ................... 683 646,415
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,671 1,681,285
Carpenter Technology Corp., 7.63%, 03/15/30 . 335 344,753
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 ................... 279 270,219
7.50% , 09/15/31 ................... 75 72,580
7.38% , 05/01/33 ................... 88 82,726
Constellium SE
5.63% , 06/15/28
(b)
.................. 250 246,001
3.75% , 04/15/29
(b)
.................. 1,588 1,459,281
5.38% , 08/15/32
(c)
.................. EUR 568 634,289
6.38% , 08/15/32
(b)
.................. USD 776 763,895
CSN Resources SA, 8.88%, 12/05/30
(b)
..... 1,069 1,022,499
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 668 643,785
First Quantum Minerals Ltd.
(b)
9.38% , 03/01/29 ................... 1,232 1,295,140
8.00% , 03/01/33 ................... 221 219,066
Freeport-McMoRan, Inc.
4.38% , 08/01/28 ................... 500 494,756
5.40% , 11/14/34 ................... 191 190,491
Fresnillo plc, 4.25%, 10/02/50
(b)
.......... 616 434,089
Glencore Funding LLC
(b)
6.50% , 10/06/33 ................... 1,787 1,900,780
5.63% , 04/04/34 ................... 1,376 1,376,106
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 76 73,123
4.50% , 06/01/31 ................... 1,929 1,733,445
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 ................... 411 417,525
6.95% , 10/17/31 ................... 519 522,103
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 347 354,898
Novelis Corp.
(b)
3.25% , 11/15/26 ................... 1,269 1,230,701
4.75% , 01/30/30 ................... 439 407,225
6.88% , 01/30/30 ................... 505 512,276
3.88% , 08/15/31 ................... 1,779 1,535,422
POSCO, 5.75%, 01/17/28
(b)
............. 309 317,034
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. 1,284 1,292,663
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c) (j)
............. 306 284,101
Steel Dynamics, Inc., 5.38%, 08/15/34 ...... 3,914 3,929,397
Stillwater Mining Co., 4.00%, 11/16/26
(c)
..... 621 593,831
Vale Overseas Ltd.
3.75% , 07/08/30 ................... 1,663 1,549,084
6.13% , 06/12/33 ................... 1,674 1,715,683
6.40% , 06/28/54 ................... 575 553,133
Vedanta Resources Finance II plc
(b)
9.48% , 07/24/30 ................... 298 274,348
9.85% , 04/24/33 ................... 384 345,600
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 1,035 974,517
37,769,567
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 188 178,684
7.75% , 12/01/29 ................... 108 112,171
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ....................... 248 254,820
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 368 381,625
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
6.00% , 04/15/30 ................... USD 94 $ 92,917
6.50% , 07/01/30 ................... 179 180,039
6.50% , 10/15/30 ................... 623 628,594
1,828,850
Multi-Utilities — 0.1%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (c) (k)
................ EUR 840 969,345
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
...................... USD 2,940 2,959,094
Berkshire Hathaway Energy Co.
3.70% , 07/15/30 ................... 444 429,198
1.65% , 05/15/31 ................... 668 563,648
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. 484 483,287
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 1,083 1,106,084
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ...................... 284 280,260
Consumers Energy Co.
4.60% , 05/30/29 ................... 751 759,204
4.70% , 01/15/30 ................... 258 261,650
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 290 301,094
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 85 83,571
NiSource, Inc.
5.25% , 03/30/28 ................... 500 510,898
5.40% , 06/30/33 ................... 660 664,404
5.35% , 04/01/34 ................... 462 465,050
San Diego Gas & Electric Co.
4.95% , 08/15/28 ................... 150 152,942
Series VVV , 1.70% , 10/01/30 ........... 186 159,532
Sempra
3.40% , 02/01/28 ................... 137 133,011
3.70% , 04/01/29 ................... 1,058 1,023,230
11,305,502
Oil, Gas & Consumable Fuels — 1.1%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 411 412,662
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 300,070
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 179 209,992
5.88% , 06/30/29 ................... 435 422,096
Azule Energy Finance plc, 8.13%, 01/23/30
(b)
.. 521 498,858
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 246 250,245
7.25% , 07/15/32 ................... 198 203,024
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 22 22,414
6.75% , 02/01/30
(b)
.................. 98 99,716
5.85% , 11/15/43 ................... 249 209,065
5.60% , 10/15/44 ................... 194 158,946
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 862 871,581
3.70% , 11/15/29 ................... 547 522,792
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 2,528 2,363,009
5.95% , 06/30/33 ................... 302 308,278
5.75% , 08/15/34 ................... 1,051 1,053,929

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... USD 1,830 $ 1,822,613
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 124 120,700
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 472 472,229
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 254 249,540
8.75% , 07/01/31 ................... 333 316,526
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 391,201
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 128 127,928
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 818 778,859
5.88% , 01/15/30 ................... 245 221,787
ConocoPhillips Co., 5.00%, 01/15/35 ....... 417 410,438
Coterra Energy, Inc.
4.38% , 03/15/29 ................... 227 223,275
5.40% , 02/15/35 ................... 3,940 3,807,289
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 1,334 1,280,149
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 466 423,411
7.38% , 01/15/33 ................... 657 581,456
DCP Midstream Operating LP
8.13% , 08/16/30 ................... 635 725,471
3.25% , 02/15/32 ................... 3,474 2,984,657
Diamondback Energy, Inc., 5.40%, 04/18/34 .. 2,300 2,248,482
DT Midstream, Inc.
(b)
4.13% , 06/15/29 ................... 460 431,723
4.38% , 06/15/31 ................... 146 134,472
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 2,919 3,013,183
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 ................... 1,859 1,644,829
4.39% , 11/30/46 ................... 1,166 901,155
Enbridge, Inc.
2.50% , 08/01/33 ................... 360 293,492
5.63% , 04/05/34 ................... 859 868,999
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
..................... 174 172,945
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
..................... 273 274,274
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. 124 126,256
Energy Transfer LP
6.10% , 12/01/28 ................... 983 1,028,222
3.75% , 05/15/30 ................... 335 316,532
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (k)
...................... 2,800 2,759,284
5.60% , 09/01/34 ................... 3,308 3,278,450
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... 994 1,031,712
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
..................... 332 329,666
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (c) (k)
..................... EUR 1,525 1,696,759
Enterprise Products Operating LLC
(a)
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77 ................. USD 157 151,873
(3-mo. CME Term SOFR + 2.83%), 5.38% ,
02/15/78 ...................... 99 95,523
EQT Corp.
3.13% , 05/15/26
(b)
.................. 785 769,775
4.50% , 01/15/29
(b)
.................. 49 47,530
5.00% , 01/15/29 ................... 165 165,051
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38% , 04/01/29
(b)
.................. USD 115 $ 117,672
7.50% , 06/01/30
(b)
.................. 205 220,431
3.63% , 05/15/31
(b)
.................. 1,323 1,211,570
5.75% , 02/01/34 ................... 3,298 3,297,144
Excelerate Energy LP, 8.00%, 05/15/30
(b)
.... 282 286,463
Expand Energy Corp.
5.38% , 02/01/29 ................... 4,954 4,931,592
5.88% , 02/01/29
(b)
.................. 875 871,680
6.75% , 04/15/29
(b)
.................. 672 676,883
5.38% , 03/15/30 ................... 6,967 6,916,539
4.75% , 02/01/32 ................... 1,449 1,359,484
5.70% , 01/15/35 ................... 2,631 2,595,513
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
...................... 614 499,138
Genesis Energy LP
7.75% , 02/01/28 ................... 239 238,088
8.25% , 01/15/29 ................... 252 256,110
8.88% , 04/15/30 ................... 33 33,674
7.88% , 05/15/32 ................... 595 578,945
8.00% , 05/15/33 ................... 150 145,487
GNL Quintero SA, 4.63%, 07/31/29
(c)
....... 424 417,062
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 197 194,141
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 124 126,197
Hess Corp., 7.30%, 08/15/31 ............ 500 562,172
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 282 286,391
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 143 138,376
5.75% , 02/01/29 ................... 607 568,335
8.38% , 11/01/33 ................... 307 291,945
6.88% , 05/15/34 ................... 653 554,923
7.25% , 02/15/35 ................... 149 129,812
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 ................... 291 302,427
7.38% , 07/15/32 ................... 87 89,052
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 1,053 961,451
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
...................... 466 384,567
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
861 826,684
Kinder Morgan, Inc.
5.10% , 08/01/29 ................... 449 455,854
5.20% , 06/01/33 ................... 445 437,868
5.40% , 02/01/34 ................... 1,805 1,786,303
5.85% , 06/01/35 ................... 670 678,363
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 116 116,848
5.88% , 06/15/30 ................... 62 60,577
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 155 150,075
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 359 357,004
6.50% , 04/15/32 ................... 597 575,041
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 396,004
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 58 42,518
NFE Financing LLC, 12.00%, 11/15/29
(b)
..... 580 398,994
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 305 286,642
8.38% , 02/15/32 ................... 1,150 1,048,489
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
... 196 193,501
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 190 188,806
ONEOK, Inc.
6.05% , 09/01/33 ................... 784 804,334
5.05% , 11/01/34 ................... 1,729 1,639,515

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ORLEN SA, 6.00%, 01/30/35
(b)
........... USD 563 $ 567,223
Parkland Corp., 6.63%, 08/15/32
(b)
........ 194 193,106
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 258 212,248
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 927 943,284
7.00% , 01/15/32 ................... 245 246,639
6.25% , 02/01/33 ................... 747 730,490
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 1,193 1,169,140
Pioneer Natural Resources Co.
1.90% , 08/15/30 ................... 1,755 1,540,973
2.15% , 01/15/31 ................... 344 301,857
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 605 616,041
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 300 302,313
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 839 831,239
6.95% , 03/05/54 ................... 341 322,245
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 162 154,859
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 139 140,207
5.00% , 03/15/27 ................... 142 142,993
4.50% , 05/15/30 ................... 462 455,647
Shell Finance US, Inc., 4.13%, 05/11/35 ..... 991 925,368
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 441 453,209
Sunoco LP, 6.25%, 07/01/33
(b)
........... 287 286,614
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 283 275,142
7.38% , 02/15/29 ................... 317 315,846
6.00% , 12/31/30 ................... 195 181,573
6.00% , 09/01/31 ................... 104 95,874
Targa Resources Corp.
6.13% , 03/15/33 ................... 136 139,954
6.50% , 03/30/34 ................... 27 28,367
5.50% , 02/15/35 ................... 556 543,061
5.55% , 08/15/35 ................... 37 36,252
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 650 597,316
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 64,415
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 1,078 1,325,779
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
...................... USD 127 116,310
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 4,013 4,158,403
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (k)
.. 3,685 3,167,386
8.38% , 06/01/31 ................... 851 820,633
9.88% , 02/01/32 ................... 1,677 1,702,765
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 725 743,783
7.75% , 05/01/35 ................... 751 771,201
Viper Energy, Inc., 7.38%, 11/01/31
(b)
....... 2,281 2,367,977
Vital Energy, Inc.
9.75% , 10/15/30 ................... 234 198,237
7.88% , 04/15/32
(b)
.................. 796 618,407
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 302 276,330
Williams Cos., Inc. (The), 5.30%, 08/15/28 ... 237 242,462
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (c) (k)
..... EUR 2,077 2,352,906
115,987,151
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.36% , 01/15/30
(a)
................ EUR 883 $ 983,946
6.13% , 06/15/31 ................... 1,011 1,109,520
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 570 583,822
Magnera Corp., 7.25%, 11/15/31
(b)
........ 144 136,171
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 1,961,915
Suzano Austria GmbH
2.50% , 09/15/28 ................... USD 103 94,374
Series DM3N , 3.13% , 01/15/32 ......... 879 749,655
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... EUR 742 869,776
6,489,179
Passenger Airlines — 0.1%
American Airlines, Inc., 8.50%, 05/15/29
(b)
.... USD 337 343,468
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 ................... 587 569,298
5.31% , 10/20/31 ................... 1,736 1,662,998
Azul Secured Finance LLP
11.93% , 08/28/28 .................. 610 361,202
(SOFR Index at 3.00% Floor + 8.25%),
15.10% , 01/28/30
(a) (b) (c)
............. 225 250,072
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 2,400 2,668,161
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 239 220,150
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
.. 310 302,808
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 253 255,378
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 ... —
(o)
1
Series 2024-1 , Class A , 5.88% , 02/15/37 ... 1,899 1,881,540
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 530 497,834
9,012,910
Personal Care Products — 0.0%
Ontex Group NV, 5.25%, 04/15/30
(c)
....... EUR 100 115,126
Opal Bidco SAS
5.50% , 03/31/32
(c)
.................. 1,086 1,225,120
6.50% , 03/31/32
(b)
.................. USD 851 851,215
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 675 670,034
2,861,495
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 4,888 4,786,203
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 37,990
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
.. 1,724 1,621,250
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ...................... EUR 1,500 1,682,282
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 1,400 1,669,255
Bayer Corp., 6.65%, 02/15/28
(b)
.......... USD 826 863,177
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 ................... 3,806 3,788,683
4.38% , 12/15/28 ................... 1,722 1,689,149
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
... 5,163 5,255,552
Eli Lilly & Co., 4.70%, 02/09/34 .......... 301 298,493
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
301 312,960
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
...................... EUR 2,253 2,655,118
Organon & Co.
(b)
4.13% , 04/30/28 ................... USD 200 188,634
7.88% , 05/15/34 ................... 200 184,203
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/30 ....................... 2,423 2,453,533

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.23% , 12/31/29
(a)
................ EUR 366 $ 415,304
6.75% , 12/31/29 ................... 530 624,703
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ....................... USD 1,029 915,343
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... EUR 2,085 2,383,061
7.88% , 09/15/31 ................... 1,452 1,947,149
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 985 950,161
7.88% , 09/15/29 ................... 293 312,499
8.13% , 09/15/31 ................... 7,446 8,153,370
43,188,072
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 275 279,741
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 2,008 1,900,203
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(b)
687 685,346
Equifax, Inc., 4.80%, 09/15/29 ........... 2,122 2,130,141
KBR, Inc., 4.75%, 09/30/28
(b)
............ 49 46,455
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c) (j)
............. EUR 1,400 630,548
Science Applications International Corp., 4.88%,
04/01/28
(b)
...................... USD 364 353,908
Verisk Analytics, Inc., 5.25%, 06/05/34 ...... 298 300,044
6,326,386
Real Estate Management & Development — 0.2%
ADLER Financing SARL, Series 1L, 8.25%,
12/31/28 ....................... EUR 1,585 1,801,901
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
. 1,100 1,216,423
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 744,625
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 423 375,153
7.00% , 04/15/30
(b)
.................. 152 134,734
Aroundtown Finance SARL
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 329 426,510
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 3,642 4,087,119
Aroundtown SA, (5-Year EUR Swap Annual +
2.42%), 1.63%
(a) (c) (k)
................ 500 509,074
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... 900 562,361
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a) (c) (k)
............... 1,597 1,670,544
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... 425 483,429
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 566 605,511
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
................ EUR 900 950,515
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 .................. USD 1,735 43,375
11.75% , 04/17/24 .................. 2,039 50,975
11.88% , 06/01/24 .................. 1,500 37,500
7.95% , 07/05/24 ................... 1,650 41,250
9.25% , 07/28/24 ................... 3,540 88,500
12.25% , 10/18/24 .................. 3,269 81,725
9.88% , 10/19/24 ................... 2,640 66,000
10.88% , 01/09/25 .................. 1,345 36,988
Heimstaden Bostad AB
(a)(c)(k)
(5-Year EUR Swap Annual + 3.91%), 3.38% EUR 1,124 1,228,757
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 1,796,973
Heimstaden Bostad Treasury BV, 0.63%,
07/24/25
(c)
...................... 216 242,307
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... USD 149 136,489
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
4.38% , 02/01/31 ................... USD 104 $ 92,223
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a) (c) (k)
................ 544 543,489
Modernland Overseas Pte. Ltd., Series 2, 3.00%,
04/30/27
(c)
...................... 1,056 337,906
Sunac China Holdings Ltd.
(c)(e)(l)
6.00% , 09/30/26 ................... 135 15,104
6.25% , 09/30/27 ................... 136 15,451
6.50% , 09/30/27 ................... 272 30,238
6.75% , ( 6.75 % Cash or 6.75 % PIK),
09/30/28
(j)
...................... 409 45,380
7.00% , ( 7.00 % Cash or 7.00 % PIK),
09/30/29
(j)
...................... 410 45,401
7.25% , 09/30/30 ................... 193 21,337
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(c) (j)
........... EUR 2,744 2,982,447
21,547,714
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50% , 02/01/34 ................... USD 320 318,894
5.50% , 07/15/34 ................... 903 896,332
5.25% , 03/15/35 ................... 187 182,192
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 491,545
Camden Property Trust, 2.80%, 05/15/30 .... 1,243 1,143,691
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 ................... 860 860,122
4.88% , 02/01/35 ................... 584 555,186
UDR, Inc., 4.40%, 01/26/29 ............. 190 189,314
4,637,276
Retail REITs — 0.0%
Brixmor Operating Partnership LP
4.13% , 05/15/29 ................... 281 273,892
5.75% , 02/15/35 ................... 149 150,785
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
722 700,503
Realty Income Corp.
5.13% , 02/15/34 ................... 1,237 1,229,899
5.13% , 04/15/35 ................... 410 406,333
Regency Centers LP
5.25% , 01/15/34 ................... 775 775,737
5.10% , 01/15/35 ................... 471 464,776
4,001,925
Semiconductors & Semiconductor Equipment — 0.2%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $748,787), 6.50%, 03/20/45
(f) (i)
...... 749 724,451
Broadcom, Inc.
4.15% , 11/15/30 ................... 2,071 2,018,482
4.15% , 04/15/32
(b)
.................. 2,564 2,438,581
3.42% , 04/15/33
(b)
.................. 3,526 3,144,499
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 454 441,802
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 ................... 272 282,365
5.88% , 01/25/34 ................... 1,107 1,111,669
6.25% , 01/25/35 ................... 387 400,128
6.10% , 01/25/36 ................... 611 622,519
6.20% , 01/25/37 ................... 2,364 2,420,614
Lam Research Corp.
4.00% , 03/15/29 ................... 200 198,196
1.90% , 06/15/30 ................... 122 108,311
Micron Technology, Inc., 6.05%, 11/01/35 .... 3,008 3,049,848
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (m)
... 681 585,613
NVIDIA Corp., 2.85%, 04/01/30 .......... 2,453 2,318,217
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 394 340,022

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
SK Hynix, Inc., 6.50%, 01/17/33
(b)
......... USD 576 $ 612,398
20,817,715
Software — 0.7%
AppLovin Corp., 5.50%, 12/01/34 ......... 4,303 4,298,715
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 5,809 5,552,540
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 650 640,452
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 1,409 1,439,418
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 211 186,817
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 253 216,959
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 1,753 1,654,158
4.88% , 07/01/29 ................... 1,276 1,159,752
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 6,726 6,728,414
9.00% , 09/30/29 ................... 5,520 5,561,012
8.25% , 06/30/32 ................... 4,967 5,181,167
Elastic NV, 4.13%, 07/15/29
(b)
........... 613 578,540
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,402 1,400,620
Fair Isaac Corp., 4.00%, 06/15/28
(b)
........ 469 449,761
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
.................. 250 225,081
7.88% , 05/01/29
(c)
.................. EUR 4,211 4,757,551
8.75% , 05/01/29
(b)
.................. USD 200 194,100
IPD 3 BV, 5.50%, 06/15/31
(c)
............ EUR 1,039 1,177,031
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 572 494,086
Oracle Corp.
2.95% , 04/01/30 ................... 5,702 5,270,880
4.30% , 07/08/34 ................... 1,727 1,602,469
4.70% , 09/27/34 ................... 1,208 1,149,597
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 1,276 1,293,535
Synopsys, Inc.
5.00% , 04/01/32 ................... 3,932 3,959,296
5.15% , 04/01/35 ................... 1,185 1,187,530
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.78%, 07/31/31
(a) (c)
...... EUR 1,712 1,933,543
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 5,386 5,541,084
VMware LLC, 2.20%, 08/15/31 ........... 2,522 2,144,310
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
706 648,731
66,627,149
Specialized REITs — 0.2%
American Tower Corp.
5.50% , 03/15/28 ................... 1,539 1,583,016
5.80% , 11/15/28 ................... 163 169,748
2.30% , 09/15/31 ................... 883 759,895
5.40% , 01/31/35 ................... 3,146 3,181,951
Crown Castle, Inc.
5.00% , 01/11/28 ................... 97 97,839
3.80% , 02/15/28 ................... 622 607,664
4.80% , 09/01/28 ................... 41 41,124
5.60% , 06/01/29 ................... 201 206,498
3.10% , 11/15/29 ................... 404 375,534
2.25% , 01/15/31 ................... 43 37,121
5.10% , 05/01/33 ................... 390 381,310
5.80% , 03/01/34 ................... 124 126,891
Equinix, Inc.
3.20% , 11/18/29 ................... 781 734,773
2.15% , 07/15/30 ................... 60 53,073
2.50% , 05/15/31 ................... 172 150,603
3.90% , 04/15/32 ................... 169 158,182
Extra Space Storage LP
5.40% , 02/01/34 ................... 2,534 2,511,852
5.35% , 01/15/35 ................... 706 694,659
5.40% , 06/15/35 ................... 1,636 1,605,827
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 ................... USD 235 $ 241,369
5.25% , 07/15/30 ................... 26 25,196
5.63% , 07/15/32 ................... 245 237,607
6.25% , 01/15/33 ................... 1,839 1,835,636
SBA Communications Corp., 3.13%, 02/01/29 . 347 321,487
16,138,855
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 123 119,068
4.75% , 03/01/30 ................... 89 83,232
5.00% , 02/15/32
(b)
.................. 68 61,970
Bubbles Bidco SpA
(c)
6.50% , 09/30/31 ................... EUR 709 802,522
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.60% , 09/30/31
(a)
................ 1,375 1,549,101
Carvana Co.
(b)(j)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 1,459 1,545,346
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 2,028 2,223,930
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,759 2,391,129
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 229,163
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.40%, 07/15/31
(a) (c)
...... EUR 1,451 1,643,292
eG Global Finance plc, 12.00%, 11/30/28
(b)
... USD 612 673,098
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
.... EUR 569 649,449
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. USD 200 192,000
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.61% , 02/01/30
(a)
................ EUR 496 561,894
6.75% , 02/01/30 ................... 711 824,586
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 145,471
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 350 329,136
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 212 204,686
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 155 146,533
8.25% , 08/01/31 ................... 859 898,418
Staples, Inc., 10.75%, 09/01/29
(b)
......... 199 172,417
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 3,753 3,656,734
19,103,175
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
..... 143 148,880
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 2,439 2,354,784
Seagate HDD Cayman
(b)
8.25% , 12/15/29 ................... 241 258,397
8.50% , 07/15/31 ................... 605 647,175
Xerox Corp., 10.25%, 10/15/30
(b)
......... 134 136,546
3,545,782
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25% , 03/15/29 ................... 415 385,145
4.13% , 08/15/31 ................... 40 34,962
European TopSoho SARL, Series SMCP, 4.00%,
09/21/21
(c) (e) (l) (m)
................... EUR 1,300 583,516
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
...... USD 43 44,548
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
..... 90 82,698
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.03% , 07/01/29
(a) (c)
............... EUR 1,838 2,084,017
3,214,886
Tobacco — 0.1%
BAT Capital Corp.
4.70% , 04/02/27 ................... USD 3,261 3,273,300

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.91% , 04/02/30 ................... USD 388 $ 389,968
6.34% , 08/02/30 ................... 770 823,008
5.83% , 02/20/31 ................... 605 629,847
6.42% , 08/02/33 ................... 1,008 1,079,084
6.00% , 02/20/34 ................... 539 563,281
BAT International Finance plc, 5.93%, 02/02/29 1,086 1,136,169
Philip Morris International, Inc.
4.13% , 04/28/28 ................... 1,410 1,408,459
4.38% , 04/30/30 ................... 2,836 2,818,754
12,121,870
Trading Companies & Distributors — 0.1%
Air Lease Corp., 2.20%, 01/15/27 ......... 500 480,627
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
. 2,394 2,304,878
Beacon Roofing Supply, Inc., 6.75%, 04/30/32
(b)
1,535 1,538,970
Fortress Transportation & Infrastructure Investors
LLC
(b)
5.50% , 05/01/28 ................... 888 872,066
7.88% , 12/01/30 ................... 288 301,090
7.00% , 05/01/31 ................... 2,733 2,778,865
7.00% , 06/15/32 ................... 1,346 1,363,906
5.88% , 04/15/33 ................... 1,223 1,170,241
GATX Corp., 3.50%, 03/15/28 ........... 225 218,835
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
...................... 85 84,640
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
...... 150 148,187
Imola Merger Corp., 4.75%, 05/15/29
(b)
...... 333 317,973
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 ................... 1,242 1,257,807
6.13% , 03/15/34 ................... 229 231,470
WESCO Distribution, Inc.
(b)
6.63% , 03/15/32 ................... 107 108,843
6.38% , 03/15/33 ................... 1,295 1,310,036
14,488,434
Transportation Infrastructure — 0.0%
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd.,
5.90%, 02/28/34
(b)
................. 200 201,380
Water Utilities — 0.0%
Thames Water Utilities Ltd., 0.00%, 03/22/27
(c) (n)
GBP 29 32,322
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.63%, 04/22/29 ... USD 1,257 1,208,216
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 400,381
Eutelsat SA
(c)
2.25% , 07/13/27 ................... EUR 700 737,668
1.50% , 10/13/28 ................... 1,000 934,919
9.75% , 04/13/29 ................... 926 1,063,076
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
...................... USD 1,200 1,212,000
Rogers Communications, Inc.
3.80% , 03/15/32 ................... 5,184 4,737,852
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 612 616,569
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... 452 450,361
SoftBank Group Corp.
(c)
5.00% , 04/15/28 ................... EUR 247 281,926
5.38% , 01/08/29 ................... 1,714 1,959,375
3.88% , 07/06/32 ................... 317 323,094
5.75% , 07/08/32 ................... 3,421 3,827,036
Telefonica Europe BV
(a)(c)(k)
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,600 3,125,298
(EUAMDB08 + 3.12%), 5.75% ......... 2,300 2,693,440
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
3.75% , 04/15/27 ................... USD 5 $ 4,946
3.88% , 04/15/30 ................... 1,284 1,238,941
United States Cellular Corp., 6.70%, 12/15/33 . 543 587,805
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(c)
.................. GBP 2,770 3,195,169
7.75% , 04/15/32
(b)
.................. USD 200 201,792
Vodafone Group plc, 7.88%, 02/15/30 ...... 10 11,511
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (j) (m)
........... 828 824,098
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (j)
........... 469 469,264
Zegona Finance plc, 6.75%, 07/15/29
(c)
..... EUR 1,936 2,317,113
32,421,850
Total Corporate Bonds — 17 .8%
(Cost: $ 1,813,896,118 ) ............................ 1,822,038,666
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
Barclays Bank plc ( AAR Corp. ) ,
24.25% , 05/12/25 .................. 21 3,450,026
Barclays Bank plc ( GE Aerospace ) ,
20.38% , 06/05/25 .................. USD 37 7,298,276
Morgan Stanley & Co. LLC ( Boeing Co. (The) ) ,
20.32% , 06/12/25 .................. 14 2,520,518
UBS AG ( L3Harris Technologies, Inc. ) ,
21.00% , 05/29/25 .................. 35 7,527,709
20,796,529
Air Freight & Logistics — 0.1%
(b)(c)
JPMorgan Structured Products BV ( United Parcel
Service, Inc. ) , 27.85% , 06/12/25 ......... 48 4,717,066
Mizuho Markets Cayman LP ( FedEx Corp. ) ,
13.02% , 05/22/25 .................. 14 2,972,212
7,689,278
Automobile Components — 0.0%
(b)(c)
BNP Paribas SA ( Aptiv plc ) , 29.81% , 06/12/25 . 50 2,841,950
JPMorgan Structured Products BV ( Lear Corp. ) ,
28.92% , 06/12/25 .................. 15 1,312,862
4,154,812
Automobiles — 0.0%
Morgan Stanley & Co. LLC ( General Motors Co. ) ,
22.23% , 05/22/25
(b) (c)
................ 40 1,837,361
Banks — 0.7%
(b)(c)
Barclays Bank plc ( Banco Santander SA ) ,
37.55% , 05/27/25 .................. EUR 93 10,051,333
Citigroup, Inc. ( First Citizens BancShares, Inc. ) ,
12.89% , 06/02/25 .................. USD 7 12,424,860
JPMorgan Structured Products BV ( Wells Fargo
& Co. ) , 20.72% , 05/15/25 ............. 198 14,087,121
Morgan Stanley & Co. LLC ( Wells Fargo & Co. ) ,
30.37% , 05/28/25 .................. 90 6,090,346
Nomura Holdings, Inc. ( Citizens Financial Group,
Inc. ) , 36.92% , 05/30/25 ............... 49 1,786,478
Royal Bank of Canada ( Bank of America Corp. ) ,
15.57% , 05/29/25 .................. 121 4,758,034
Royal Bank of Canada ( JPMorgan Chase & Co. ) ,
14.85% , 05/28/25 .................. 72 17,725,531
66,923,703

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Coca-Cola Co.
(The) ) , 8.00% , 06/12/25 .............. USD 40 $ 2,927,548
BNP Paribas SA ( Pernod Ricard SA ) ,
22.36% , 05/12/25 .................. EUR 17 1,858,350
Societe Generale SA ( Keurig Dr Pepper, Inc. ) ,
17.59% , 05/19/25 .................. USD 62 2,163,935
6,949,833
Biotechnology — 0.2%
(b)(c)
Barclays Bank plc ( Amgen, Inc. ) ,
12.91% , 05/01/25 .................. 23 6,567,386
BNP Paribas SA ( AbbVie, Inc. ) ,
16.28% , 06/10/25 .................. 31 6,029,873
BNP Paribas SA ( United Therapeutics Corp. ) ,
22.09% , 06/13/25 .................. 12 3,571,637
JPMorgan Structured Products BV ( Gilead
Sciences, Inc. ) , 17.08% , 06/10/25 ....... 56 5,945,635
22,114,531
Broadline Retail — 0.6%
(b)(c)
Barclays Bank plc ( MercadoLibre, Inc. ) ,
17.61% , 05/07/25 .................. 2 3,806,489
BNP Paribas SA ( PDD Holdings, Inc. ) ,
31.04% , 06/12/25 .................. 33 3,398,224
JPMorgan Structured Products BV ( Amazon.
com, Inc. ) , 20.35% , 05/01/25 ........... 135 25,281,423
Morgan Stanley & Co. LLC ( Coupang, Inc. ) ,
58.37% , 05/08/25 .................. 136 2,977,233
Societe Generale SA ( Amazon.com, Inc. ) ,
21.36% , 06/09/25 .................. 14 2,597,147
UBS AG ( Amazon.com, Inc. ) , 10.10% , 05/01/25 109 20,405,009
58,465,525
Building Products — 0.2%
(b)(c)
Barclays Bank plc ( Johnson Controls
International plc ) , 18.07% , 05/01/25 ...... 58 4,775,490
Canadian Imperial Bank of Commerce ( Johnson
Controls International plc ) , 31.10% , 05/08/25
(a)
40 3,308,021
Morgan Stanley & Co. LLC ( Trane Technologies
plc ) , 10.20% , 05/01/25 ............... 27 9,387,248
17,470,759
Capital Markets — 0.7%
(b)(c)
Barclays Bank plc ( Carlyle Group, Inc. (The) ) ,
24.06% , 05/19/25 .................. 87 3,374,091
Barclays Bank plc ( KKR & Co., Inc. ) ,
17.83% , 05/02/25 .................. 46 5,251,239
Barclays Bank plc ( Morgan Stanley ) ,
26.94% , 05/28/25 .................. 79 9,102,555
Barclays Bank plc ( Nasdaq, Inc. ) ,
12.77% , 06/09/25 .................. 31 2,358,630
Barclays Bank plc ( Raymond James Financial,
Inc. ) , 18.20% , 06/09/25 ............... 34 4,662,601
BMO Capital Markets Corp. ( Evercore Inc ) ,
27.60% , 06/13/25 .................. 20 4,171,335
JPMorgan Structured Products BV ( S&P Global,
Inc. ) , 12.14% , 06/12/25 ............... 12 5,867,183
Morgan Stanley & Co. LLC ( Bank of New York
Mellon Corp. (The) ) , 24.72% , 05/28/25 .... 51 4,121,360
Morgan Stanley & Co. LLC ( Intercontinental
Exchange, Inc. ) , 8.95% , 05/02/25 ........ 27 4,581,309
Morgan Stanley & Co. LLC ( Moody's Corp. ) ,
18.53% , 06/05/25 .................. 8 3,593,375
Royal Bank of Canada ( Blackstone, Inc. ) ,
29.93% , 06/02/25 .................. 44 5,839,970
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 26.78% , 05/29/25 .......... 20 10,875,168
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Royal Bank of Canada ( Moody's Corp. ) ,
11.35% , 05/05/25 .................. USD 8 $ 3,441,537
Societe Generale SA ( Intercontinental Exchange,
Inc. ) , 11.88% , 05/19/25 ............... 19 3,260,005
70,500,358
Chemicals — 0.4%
(b)(c)
BMO Capital Markets Corp. ( PPG Industries,
Inc. ) , 27.20% , 06/02/25 ............... 32 3,314,184
BNP Paribas SA ( International Flavors &
Fragrances, Inc. ) , 19.10% , 05/08/25 ...... 61 4,767,332
JPMorgan Structured Products BV ( Sherwin-
Williams Co. (The) ) , 14.61% , 06/12/25 .... 5 1,764,910
Mizuho Markets Cayman LP ( Air Products and
Chemicals, Inc. ) , 21.47% , 05/05/25 ....... 15 3,941,870
Morgan Stanley & Co. LLC ( Axalta Coating
Systems Ltd. ) , 16.30% , 05/01/25 ........ 138 4,401,163
Societe Generale SA ( Albemarle Corp. ) ,
25.53% , 05/19/25 .................. 21 1,262,998
Societe Generale SA ( Ecolab, Inc. ) ,
8.49% , 06/12/25 ................... 24 5,894,594
Societe Generale SA ( Linde plc ) ,
9.66% , 05/05/25 ................... 16 7,156,397
Toronto-Dominion Bank (The) ( Dow, Inc. ) ,
38.52% , 06/09/25 .................. 117 3,564,013
Toronto-Dominion Bank (The) ( Scotts Miracle-
Gro Co. (The) ) , 43.41% , 06/13/25 ........ 48 2,408,882
38,476,343
Commercial Services & Supplies — 0.1%
(b)(c)
Barclays Bank plc ( Rentokil Initial plc ) ,
22.30% , 05/27/25 .................. GBP 931 4,247,140
Morgan Stanley & Co. LLC ( Republic Services,
Inc. ) , 9.25% , 06/10/25 ............... USD 24 6,009,063
Societe Generale SA ( Waste Management, Inc. ) ,
11.69% , 06/12/25 .................. 18 4,164,132
14,420,335
Communications Equipment — 0.1%
(b)(c)
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 19.46% , 05/08/25 ............... 96 7,905,391
Societe Generale SA ( Cisco Systems, Inc. ) ,
17.45% , 06/09/25 .................. 78 4,447,804
12,353,195
Construction & Engineering — 0.0%
Toronto-Dominion Bank (The) ( EMCOR Group,
Inc. ) , 19.95% , 06/13/25
(b) (c)
............ 6 2,360,137
Construction Materials — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Vulcan Materials
Co. ) , 15.90% , 06/13/25 ............... 18 4,761,669
BNP Paribas SA ( Martin Marietta Materials, Inc. ) ,
14.71% , 06/13/25 .................. 9 4,735,495
Morgan Stanley & Co. LLC ( Heidelberg Materials
AG ) , 18.17% , 05/29/25 ............... 11 2,859,130
12,356,294
Consumer Finance — 0.3%
(b)(c)
Morgan Stanley & Co. LLC ( American Express
Co. ) , 15.48% , 06/02/25 ............... 32 8,428,527
Morgan Stanley & Co. LLC ( Capital One
Financial Corp. ) , 25.92% , 06/06/25 ....... 29 5,281,946
Royal Bank of Canada ( Ally Financial, Inc. ) ,
30.54% , 06/05/25 .................. 149 4,813,586
Royal Bank of Canada ( Synchrony Financial ) ,
31.93% , 06/05/25 .................. 96 4,875,942

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toronto-Dominion Bank (The) ( Discover Financial
Services ) , 25.92% , 06/09/25 ........... USD 19 $ 3,450,403
26,850,404
Consumer Staples Distribution & Retail — 0.5%
(b)(c)
Barclays Bank plc ( Walmart, Inc. ) ,
14.31% , 05/16/25 .................. 188 18,218,057
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 12.33% , 05/07/25 ............. 13 12,467,650
Goldman Sachs International ( Dollar General
Corp. ) , 19.81% , 05/30/25 ............. 87 8,125,274
Morgan Stanley & Co. LLC ( Dollar General
Corp. ) , 20.82% , 06/16/25 ............. 45 4,200,718
Societe Generale SA ( Dollar Tree, Inc. ) ,
32.59% , 06/09/25 .................. 49 3,997,732
Toronto-Dominion Bank (The) ( Dollar General
Corp. ) , 27.03% , 05/01/25 ............. 48 4,364,297
51,373,728
Containers & Packaging — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (Sealed
Air Corp.)
24.30% , 05/08/25
(a)
................. 78 2,163,389
24.55% , 05/15/25
(a)
................. 78 2,171,212
Morgan Stanley & Co. LLC ( Sealed Air Corp. ) ,
53.88% , 05/07/25 .................. 137 3,634,263
Societe Generale SA ( Crown Holdings, Inc. ) ,
13.22% , 06/12/25 .................. 18 1,757,454
Toronto-Dominion Bank (The) ( International
Paper Co. ) , 27.30% , 06/13/25 .......... 51 2,339,238
12,065,556
Distributors — 0.0%
Royal Bank of Canada ( Genuine Parts Co. ) ,
17.47% , 06/05/25
(b) (c)
................ 15 1,772,514
Diversified Telecommunication Services — 0.2%
(b)(c)
Barclays Bank plc ( AT&T, Inc. ) , 13.35% , 06/06/25 427 11,764,289
Citigroup, Inc. ( Verizon Communications, Inc. ) ,
18.89% , 05/15/25 .................. 118 5,220,261
Morgan Stanley & Co. LLC ( Singapore
Telecommunications Ltd. ) , 29.47% , 06/12/25 81 1,750,676
18,735,226
Electric Utilities — 0.1%
(b)(c)
Barclays Bank plc ( Exelon Corp. ) ,
15.57% , 05/19/25 .................. 130 5,884,975
BNP Paribas SA ( PG&E Corp. ) ,
19.14% , 05/29/25 .................. 223 3,660,030
JPMorgan Structured Products BV ( American
Electric Power Co., Inc. ) , 17.57% , 06/12/25 . 17 1,861,064
11,406,069
Electrical Equipment — 0.0%
BMO Capital Markets Corp. ( Generac Holdings,
Inc. ) , 27.10% , 06/13/25
(b) (c)
............ 31 3,588,131
Electronic Equipment, Instruments & Components — 0.3%
(b)(c)
BMO Capital Markets Corp. ( CDW Corp. ) ,
12.65% , 05/01/25 .................. 24 3,880,032
BMO Capital Markets Corp. ( Corning, Inc. ) ,
25.70% , 06/12/25 .................. 66 2,927,202
Morgan Stanley & Co. LLC ( Amphenol Corp. ) ,
18.61% , 06/06/25 .................. 64 4,762,493
Royal Bank of Canada ( Flex Ltd. ) ,
25.59% , 05/01/25 .................. 260 9,069,462
Societe Generale SA ( Keysight Technologies,
Inc. ) , 20.20% , 05/19/25 ............... 14 1,994,698
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Societe Generale SA ( Zebra Technologies Corp. ) ,
26.03% , 06/12/25 .................. USD 23 $ 5,840,401
28,474,288
Energy Equipment & Services — 0.0%
JPMorgan Structured Products BV
( Schlumberger NV ) , 30.31% , 06/10/25
(b) (c)
.. 85 2,860,788
Entertainment — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Walt Disney Co.
(The) ) , 11.99% , 05/07/25 ............. 78 7,070,745
Societe Generale SA ( Electronic Arts, Inc. ) ,
18.01% , 05/05/25 .................. 38 5,435,454
Societe Generale SA ( Walt Disney Co. (The) ) ,
19.82% , 05/19/25 .................. 21 1,919,176
14,425,375
Financial Services — 0.6%
(b)(c)
BMO Capital Markets Corp. ( PayPal Holdings,
Inc. ) , 19.55% , 06/12/25 ............... 89 5,881,722
BMO Capital Markets Corp. ( Visa, Inc. ) ,
22.09% , 05/29/25 .................. 9 2,935,915
Citigroup, Inc. ( Visa, Inc. ) , 11.01% , 06/13/25 ... 34 11,894,745
Mizuho Markets Cayman LP ( Voya Financial,
Inc. ) , 23.12% , 05/05/25 ............... 68 4,044,072
Morgan Stanley & Co. LLC ( Fiserv, Inc. ) ,
12.76% , 06/10/25 .................. 66 11,932,416
Societe Generale SA ( Global Payments, Inc. ) ,
27.08% , 06/09/25 .................. 29 2,185,606
Toronto-Dominion Bank (The) (Fidelity National
Information Services, Inc.)
23.18% , 05/01/25 .................. 97 6,906,551
19.22% , 06/16/25 .................. 82 6,442,943
Toronto-Dominion Bank (The) ( Mastercard, Inc. ) ,
16.04% , 05/01/25 .................. 23 12,382,990
64,606,960
Food Products — 0.2%
(b)(c)
BNP Paribas SA ( Tyson Foods, Inc. ) ,
14.67% , 05/07/25 .................. 79 4,812,642
Citigroup, Inc. ( Mondelez International, Inc. ) ,
10.87% , 06/13/25 .................. 69 4,689,432
JPMorgan Structured Products BV ( Kraft Heinz
Co. (The) ) , 25.36% , 06/12/25 ........... 61 1,763,987
Morgan Stanley & Co. LLC ( Lamb Weston
Holdings, Inc. ) , 38.95% , 05/22/25 ........ 69 3,681,414
UBS AG ( Kraft Heinz Co. (The) ) ,
19.30% , 05/29/25 .................. 238 6,823,966
21,771,441
Ground Transportation — 0.2%
(b)(c)
Barclays Bank plc ( Norfolk Southern Corp. ) ,
18.97% , 06/06/25 .................. 15 3,466,700
Mizuho Markets Cayman LP ( Uber Technologies,
Inc. ) , 13.51% , 05/09/25 ............... 197 15,891,482
Royal Bank of Canada ( Lyft, Inc. ) ,
29.75% , 05/06/25 .................. 198 2,443,739
21,801,921
Health Care Equipment & Supplies — 0.4%
(b)(c)
Barclays Bank plc ( Intuitive Surgical, Inc. ) ,
19.78% , 06/06/25 .................. 12 5,907,182
BNP Paribas SA ( GE HealthCare Technologies,
Inc. ) , 15.74% , 06/13/25 ............... 50 3,545,228
JPMorgan Structured Products BV ( Boston
Scientific Corp. ) , 13.72% , 06/06/25 ....... 116 11,761,790
JPMorgan Structured Products BV ( Koninklijke
Philips NV ) , 58.21% , 06/05/25 .......... EUR 102 2,540,358

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Morgan Stanley & Co. LLC ( IDEXX Laboratories,
Inc. ) , 20.80% , 05/01/25 ............... USD 11 $ 4,963,087
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 14.30% , 05/01/25 ..... 29 1,981,237
Royal Bank of Canada ( Medtronic plc ) ,
13.51% , 05/22/25 .................. 93 7,933,168
38,632,050
Health Care Providers & Services — 0.8%
(b)(c)
Bank of Montreal ( Cigna Group (The) ) ,
20.84% , 06/09/25 .................. 6 1,862,818
BMO Capital Markets Corp. ( Cardinal Health,
Inc. ) , 18.26% , 05/02/25 ............... 57 7,487,489
BNP Paribas SA ( CVS Health Corp. ) ,
22.44% , 05/08/25 .................. 189 12,681,692
BNP Paribas SA ( Labcorp Holdings, Inc. ) ,
13.10% , 06/12/25 .................. 20 4,750,397
BNP Paribas SA ( Tenet Healthcare Corp. ) ,
25.68% , 06/12/25 .................. 42 5,922,843
Citigroup, Inc. ( Humana, Inc. ) , 31.78% , 06/13/25 16 4,184,496
JPMorgan Structured Products BV ( Labcorp
Holdings, Inc. ) , 15.42% , 05/15/25 ........ 30 7,173,532
Royal Bank of Canada ( Elevance Health, Inc. ) ,
17.15% , 06/05/25 .................. 28 11,758,686
Royal Bank of Canada ( Quest Diagnostics, Inc. ) ,
11.10% , 06/05/25 .................. 40 7,113,266
Societe Generale SA ( Centene Corp. ) ,
18.95% , 05/19/25 .................. 43 2,603,483
Societe Generale SA ( McKesson Corp. ) ,
11.71% , 05/08/25 .................. 7 4,920,614
Toronto-Dominion Bank (The) ( Amplifon SpA ) ,
17.62% , 06/09/25 .................. 10 4,627,773
UBS AG ( Elevance Health, Inc. ) ,
20.40% , 05/29/25 .................. 11 4,519,263
79,606,352
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
Barclays Bank plc ( Domino's Pizza, Inc. ) ,
16.26% , 06/11/25 .................. 12 5,889,518
BNP Paribas SA ( Airbnb, Inc. ) , 23.23% , 05/08/25 30 3,590,297
BNP Paribas SA ( Booking Holdings, Inc. ) ,
18.65% , 06/13/25 .................. 1 5,310,098
BNP Paribas SA ( Wingstop, Inc. ) ,
31.96% , 06/13/25 .................. 7 1,781,581
Citigroup, Inc. ( Chipotle Mexican Grill, Inc. ) ,
17.13% , 06/09/25 .................. 83 4,149,778
Citigroup, Inc. ( Las Vegas Sands Corp. ) ,
27.83% , 06/09/25 .................. 79 2,918,394
JPMorgan Structured Products BV ( Hilton
Worldwide Holdings, Inc. ) , 13.11% , 06/12/25 13 2,944,593
Morgan Stanley & Co. LLC ( Boyd Gaming Corp. ) ,
18.00% , 06/10/25 .................. 68 4,688,845
Morgan Stanley & Co. LLC ( Papa John's
International, Inc. ) , 70.66% , 05/09/25 ..... 106 3,638,044
Morgan Stanley & Co. LLC ( Wynn Resorts Ltd. ) ,
31.32% , 05/07/25 .................. 87 6,985,044
Royal Bank of Canada ( MGM Resorts
International ) , 22.42% , 05/02/25 ......... 75 2,357,816
Societe Generale SA ( Booking Holdings, Inc. ) ,
12.90% , 05/01/25 .................. 1 4,689,484
Societe Generale SA ( Expedia Group, Inc. ) ,
19.30% , 05/05/25 .................. 21 3,252,918
Societe Generale SA ( Royal Caribbean Cruises
Ltd. ) , 28.63% , 06/12/25 .............. 13 2,914,005
UBS AG ( McDonald's Corp. ) , 9.90% , 05/01/25 . 20 6,169,505
61,279,920
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(b)(c)
Barclays Bank plc ( PulteGroup, Inc. ) ,
22.69% , 06/05/25 .................. USD 29 $ 2,955,673
Toronto-Dominion Bank (The) ( Whirlpool Corp. ) ,
37.88% , 06/09/25 .................. 30 2,277,545
5,233,218
Household Products — 0.0%
Royal Bank of Canada ( Henkel AG & Co. KGaA ) ,
34.71% , 06/05/25
(b) (c)
................ EUR 31 2,435,739
Industrial Conglomerates — 0.1%
(b)(c)
Barclays Bank plc ( Siemens AG ) ,
24.71% , 05/12/25 .................. 12 2,707,507
Morgan Stanley & Co. LLC ( 3M Co. ) ,
21.40% , 06/05/25 .................. USD 43 5,902,708
8,610,215
Industrial REITs — 0.0%
Royal Bank of Canada ( STAG Industrial, Inc. ) ,
16.42% , 05/22/25
(b) (c)
................ 64 2,142,379
Insurance — 0.5%
(b)(c)
Barclays Bank plc ( Progressive Corp. (The) ) ,
13.33% , 05/30/25 .................. 38 10,582,585
Barclays Bank plc ( Travelers Cos., Inc. (The) ) ,
10.82% , 05/30/25 .................. 23 5,927,900
Morgan Stanley & Co. LLC ( Fidelity National
Financial, Inc. ) , 19.39% , 05/05/25 ........ 128 8,189,092
Morgan Stanley & Co. LLC ( W R Berkley Corp. ) ,
14.23% , 06/05/25 .................. 57 4,113,694
Societe Generale SA ( Allstate Corp. (The) ) ,
14.83% , 05/02/25 .................. 35 6,884,394
Toronto-Dominion Bank (The) (American
International Group, Inc.)
27.33% , 05/01/25 .................. 81 6,613,393
19.41% , 06/16/25 .................. 54 4,460,800
UBS AG ( Willis Towers Watson plc ) ,
19.70% , 05/29/25 .................. 16 4,963,197
51,735,055
Interactive Media & Services — 0.3%
Morgan Stanley & Co. LLC ( Alphabet, Inc. ) ,
17.01% , 06/10/25
(b) (c)
................ 181 28,988,484
IT Services — 0.1%
(b)(c)
Morgan Stanley & Co. LLC ( Cognizant
Technology Solutions Corp. ) ,
23.07% , 06/12/25 .................. 61 4,384,896
Morgan Stanley & Co. LLC ( Snowflake, Inc. ) ,
42.20% , 05/22/25 .................. 24 3,620,253
8,005,149
Leisure Products — 0.1%
(b)(c)
BNP Paribas SA ( Hasbro, Inc. ) ,
32.01% , 05/01/25 .................. 61 3,758,734
Royal Bank of Canada ( Hasbro, Inc. ) ,
22.15% , 06/16/25 .................. 50 3,067,484
6,826,218
Life Sciences Tools & Services — 0.2%
(b)(c)
Barclays Bank plc ( Thermo Fisher Scientific,
Inc. ) , 18.07% , 06/06/25 ............... 27 11,428,300
Morgan Stanley & Co. LLC ( Danaher Corp. ) ,
15.85% , 06/05/25 .................. 36 7,100,930
18,529,230
Machinery — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Caterpillar, Inc. ) ,
15.00% , 06/13/25 .................. 15 4,765,865
BMO Capital Markets Corp. ( Flowserve Corp. ) ,
19.04% , 06/13/25 .................. 106 4,780,134

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
BMO Capital Markets Corp. ( Parker-Hannifin
Corp. ) , 15.41% , 05/01/25 ............. USD 4 $ 2,388,166
Morgan Stanley & Co. LLC ( Westinghouse Air
Brake Technologies Corp. ) , 18.95% , 06/06/25 16 2,875,441
Societe Generale SA ( CNH Industrial NV ) ,
21.69% , 05/19/25 .................. 193 2,251,402
Societe Generale SA ( Xylem, Inc. ) ,
14.45% , 06/12/25 .................. 40 4,721,879
Toronto-Dominion Bank (The) ( Illinois Tool Works,
Inc. ) , 10.71% , 06/13/25 ............... 10 2,353,533
24,136,420
Media — 0.1%
(b)(c)
Barclays Bank plc ( WPP plc ) , 23.01% , 05/27/25 GBP 904 6,922,812
Morgan Stanley & Co. LLC ( Charter
Communications, Inc. ) , 22.29% , 06/10/25 .. USD 13 4,805,109
Toronto-Dominion Bank (The) ( Interpublic Group
of Cos., Inc. (The) ) , 23.25% , 06/09/25 ..... 70 1,748,085
13,476,006
Metals & Mining — 0.1%
(b)(c)
Citigroup, Inc. ( Freeport-McMoRan, Inc. ) ,
26.66% , 06/09/25 .................. 94 3,421,940
Royal Bank of Canada ( Teck Resources Ltd. ) ,
30.25% , 05/22/25 .................. 75 2,575,033
5,996,973
Multi-Utilities — 0.1%
(b)(c)
Morgan Stanley & Co. LLC ( Sempra ) ,
18.73% , 05/01/25 .................. 45 3,267,906
Royal Bank of Canada ( Sempra ) ,
23.38% , 06/16/25 .................. 32 2,388,800
5,656,706
Oil, Gas & Consumable Fuels — 0.3%
(b)(c)
Barclays Bank plc ( Kinder Morgan, Inc. ) ,
26.87% , 06/02/25 .................. 189 5,068,562
Barclays Bank plc ( Shell plc ) , 13.94% , 05/12/25 GBP 236 7,722,170
Barclays Bank plc ( Valero Energy Corp. ) ,
33.13% , 06/09/25 .................. USD 15 1,784,660
BNP Paribas SA ( BP plc ) , 21.54% , 05/27/25 ... GBP 1,318 6,158,251
Mizuho Markets Cayman LP ( Marathon
Petroleum Corp. ) , 17.72% , 05/07/25 ...... USD 16 2,264,487
Morgan Stanley & Co. LLC ( Kosmos Energy
Ltd. ) , 43.69% , 05/05/25 .............. 1,395 2,165,537
Toronto-Dominion Bank (The) ( Hess Corp. ) ,
21.97% , 06/13/25 .................. 18 2,350,545
27,514,212
Passenger Airlines — 0.0%
Barclays Bank plc ( United Airlines Holdings, Inc. ) ,
37.52% , 05/30/25
(b) (c)
................ 26 1,772,605
Pharmaceuticals — 0.3%
(b)(c)
JPMorgan Structured Products BV ( Bayer AG ) ,
40.77% , 06/05/25 .................. EUR 101 2,549,225
Royal Bank of Canada ( Johnson & Johnson ) ,
17.80% , 05/29/25 .................. USD 30 4,687,079
Societe Generale SA ( Pfizer, Inc. ) ,
28.35% , 06/12/25 .................. 245 5,948,523
Toronto-Dominion Bank (The) ( Eli Lilly & Co. ) ,
22.21% , 05/02/25 .................. 21 18,830,821
32,015,648
Professional Services — 0.2%
(b)(c)
Citigroup, Inc. ( TransUnion ) , 20.40% , 06/09/25 . 21 1,754,480
Mizuho Markets Cayman LP ( Leidos Holdings,
Inc. ) , 22.82% , 05/05/25 ............... 32 4,572,992
Morgan Stanley & Co. LLC ( SS&C Technologies
Holdings, Inc. ) , 23.13% , 06/16/25 ........ 27 1,992,606
Security
Par (000)
Par (000) Value
Professional Services (continued)
Royal Bank of Canada ( Equifax, Inc. ) ,
21.27% , 06/05/25 .................. USD 12 $ 3,007,086
Societe Generale SA ( Robert Half, Inc. ) ,
21.41% , 05/19/25 .................. 26 1,150,316
Toronto-Dominion Bank (The) (SS&C
Technologies Holdings, Inc.)
22.65% , 05/01/25 .................. 69 5,149,213
22.09% , 05/08/25 .................. 69 5,221,614
22,848,307
Semiconductors & Semiconductor Equipment — 0.7%
(b)(c)
Barclays Bank plc ( Texas Instruments, Inc. ) ,
24.95% , 06/09/25 .................. 36 5,785,993
BNP Paribas SA ( Teradyne, Inc. ) ,
33.70% , 06/12/25 .................. 23 1,777,121
Citigroup, Inc. ( STMicroelectronics NV ) ,
29.01% , 06/02/25 .................. 187 4,017,247
Goldman Sachs International ( QUALCOMM,
Inc. ) , 13.25% , 05/02/25 ............... 59 8,830,734
JPMorgan Structured Products BV ( NVIDIA
Corp. ) , 30.20% , 05/29/25 ............. 424 46,167,032
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
23.22% , 05/22/25 .................. 9 972,526
Societe Generale SA ( Intel Corp. ) ,
36.63% , 06/09/25 .................. 66 1,356,646
Toronto-Dominion Bank (The) ( Lam Research
Corp. ) , 25.95% , 06/09/25 ............. 57 4,117,084
73,024,383
Software — 0.7%
(b)(c)
Barclays Bank plc ( Roper Technologies, Inc. ) ,
12.14% , 06/11/25 .................. 11 5,898,149
Barclays Bank plc ( ServiceNow, Inc. ) ,
21.24% , 06/09/25 .................. 17 16,521,750
BMO Capital Markets Corp. ( Adobe, Inc. ) ,
13.37% , 05/07/25 .................. 23 8,567,324
BMO Capital Markets Corp. ( Cadence Design
Systems, Inc. ) , 19.40% , 06/12/25 ........ 6 1,776,159
BMO Capital Markets Corp. ( Fair Isaac Corp. ) ,
18.80% , 06/13/25 .................. 2 3,545,692
Goldman Sachs International ( Docusign, Inc. ) ,
21.65% , 06/06/25 .................. 49 4,029,423
HSBC Bank plc ( Microsoft Corp. ) ,
10.30% , 06/02/25 .................. 19 7,436,327
JPMorgan Structured Products BV ( Intuit, Inc. ) ,
21.55% , 05/23/25 .................. 10 5,950,314
Morgan Stanley & Co. LLC ( Manhattan
Associates, Inc. ) , 18.58% , 06/06/25 ...... 26 4,572,254
Morgan Stanley & Co. LLC ( Palo Alto Networks,
Inc. ) , 22.97% , 05/20/25 ............... 35 6,258,043
Morgan Stanley & Co. LLC ( Salesforce, Inc. ) ,
27.59% , 05/29/25 .................. 9 2,369,350
Morgan Stanley & Co. LLC ( Workday, Inc. ) ,
28.97% , 05/23/25 .................. 25 6,007,664
72,932,449
Specialized REITs — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Digital Realty
Trust, Inc. ) , 21.96% , 06/10/25 .......... 29 4,697,939
Mizuho Markets Cayman LP ( Crown Castle, Inc. ) ,
16.62% , 05/22/25 .................. 62 6,546,819
11,244,758
Specialty Retail — 0.2%
(b)(c)
Barclays Bank plc ( Ulta Beauty, Inc. ) ,
23.70% , 05/29/25 .................. 12 4,707,018
JPMorgan Structured Products BV ( Home Depot,
Inc. (The) ) , 24.80% , 05/21/25 .......... 16 5,861,833

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Morgan Stanley & Co. LLC ( Lowe's Cos., Inc. ) ,
26.61% , 05/21/25 .................. USD 13 $ 2,903,930
Morgan Stanley & Co. LLC ( TJX Cos., Inc.
(The) ) , 16.09% , 05/21/25 ............. 45 5,782,382
19,255,163
Technology Hardware, Storage & Peripherals — 0.6%
(b)(c)
Citigroup, Inc. ( Seagate Technology Holdings
plc ) , 25.59% , 06/13/25 ............... 33 2,994,590
Citigroup, Inc. ( Western Digital Corp. ) ,
29.51% , 06/02/25 .................. 95 3,765,746
Mizuho Markets Cayman LP ( HP, Inc. ) ,
8.70% , 05/19/25 ................... 157 4,035,583
Royal Bank of Canada ( Apple, Inc. ) ,
12.20% , 05/02/25 .................. 238 50,693,479
Toronto-Dominion Bank (The) ( Western Digital
Corp. ) , 35.79% , 06/13/25 ............. 54 2,370,363
63,859,761
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
Barclays Bank plc ( Burberry Group plc ) ,
26.73% , 05/12/25 .................. GBP 115 1,123,819
Barclays Bank plc ( Swatch Group AG (The) ) ,
22.71% , 05/12/25 .................. CHF 26 4,449,360
Societe Generale SA ( NIKE, Inc. ) ,
27.51% , 06/09/25 .................. USD 30 1,701,576
7,274,755
Tobacco — 0.2%
(b)(c)
Barclays Bank plc ( Philip Morris International,
Inc. ) , 10.64% , 06/06/25 ............... 69 11,764,065
BMO Capital Markets Corp. ( Altria Group, Inc. ) ,
9.94% , 06/12/25 ................... 70 4,110,757
Royal Bank of Canada ( British American Tobacco
plc ) , 14.07% , 06/05/25 ............... GBP 131 5,626,055
21,500,877
Trading Companies & Distributors — 0.0%
Barclays Bank plc ( United Rentals, Inc. ) ,
24.57% , 06/09/25
(b) (c)
................ USD 5 3,430,630
Transportation Infrastructure — 0.1%
(b)(c)
BNP Paribas SA ( Aeroports de Paris SA ) ,
9.97% , 06/13/25 ................... 20 5,921,253
Canadian Imperial Bank of Commerce ( Aeroports
de Paris SA ) , 13.30% , 05/02/25 ......... 22 6,644,426
12,565,679
Total Equity-Linked Notes — 13 .3%
(Cost: $ 1,373,341,164 ) ............................ 1,367,130,735
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
02/14/30 265 258,319
Financial Services — 0.4%
(f)
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27 ................... 13,200 13,300,798
BSREP II Houston Office 1HC Owner LLC, 1st
Lien Term Loan , 0.00%
,
01/09/30 ........ 23,452 2
BSREP II Houston Office 1HC Owner LLC,
Delayed Draw 1st Lien Term Loan ,
0.00%
,
05/09/30 ................... 19,516 18,073,249
31,374,049
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 1,736 1,713,368
Security
Par (000)
Par (000) Value
Media — 0.0%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30 .................. USD 670 $ 659,950
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31
(f)
.................. 2,528 2,490,080
Total Fixed Rate Loan Interests — 0 .4%
(Cost: $ 36,469,005 ) ............................... 36,495,766
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 1,320 1,310,087
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.43%
,
08/03/29 ... 2,014 1,976,640
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 4,587 2,523,549
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 872 479,952
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 3,884 3,860,129
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 1,477 1,468,142
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 683 671,334
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%;
6-mo. CME Term SOFR at 0.50% Floor +
2.75% at 0.50% Floor + 0.00%), 7.03% -
7.07%
,
02/26/32 ................... 1,032 1,015,521
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/01/28 ................... 3,007 2,706,614
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. 658 495,097
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/14/29 ............. 277 277,059
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 595 595,107
Signia Aerospace LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/31 .............. 926 913,064
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 10,874 10,757,986
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 1,128 1,124,956
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 1,207 1,193,478
31,368,715

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. USD 2,005 $ 1,792,405
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82% , 05/06/30 ........... 4,534 4,437,661
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07% , 01/28/32 ........... 3,005 2,938,650
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.54%
,
01/30/32 ............ 1,011 1,000,890
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/04/31 ................... 3,761 3,727,169
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 690 655,316
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 1,857 1,752,544
16,304,635
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
07/02/31
(a) (f)
............ 1,803 1,794,005
Beverages — 0.0%
Naked Juice LLC, 1st Lien Term Loan
(a)
01/24/29
(p)
....................... 2,081 1,303,095
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.71% , 01/24/29 ........... 2,554 2,434,873
(3-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.31% , 01/24/30 ........... 1,384 391,008
4,128,976
Biotechnology — 0.0%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
11/15/28
(a)
.................. 3,749 3,724,500
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 7.69%
,
11/23/28
(f)
. 614 611,777
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30 ............. 6,061 5,959,183
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.31%
,
12/21/27 ................... 471 219,620
6,790,580
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
09/26/31 ............. 1,304 1,294,376
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
05/14/29 ................... 525 524,215
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.67%
,
11/03/28 ................... 4,384 4,324,165
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
10/02/28 ................... 1,521 1,496,093
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... USD 4,751 $ 4,585,057
12,223,906
Capital Markets — 0.3%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(p)
.............. 3,214 3,143,710
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/09/30 ............. 974 967,765
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.32%
,
08/02/28 ........ 3,029 3,009,654
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 2,994 2,990,020
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
04/30/31 ................... 1,079 1,070,793
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
11/25/31 .............. 1,998 1,990,927
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/07/28 .. 2,490 2,479,161
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%
,
09/15/31 ........ 1,951 1,925,394
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
12/15/31 ............. 3,244 3,196,818
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31
(f)
............. 990 988,283
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.80%
,
07/25/31 ............ 211 208,298
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/17/28 ............. 1,645 1,636,647
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
06/25/31 ............ 1,009 997,441
Project Kickers, Delayed Draw 1st Lien Term
Loan , 11/19/30
(p)
................... EUR 1,269 1,435,404
26,040,315
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.42%
,
11/24/27 ............ USD 1,758 1,713,131
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/18/28 ............. 1,492 1,450,542
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
11/01/30 ................... 2,780 2,726,304
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.02%
,
10/04/29 ............. 182 180,365
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/18/30 ............. 2,354 2,346,645

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
03/29/32 ................... USD 975 $ 951,844
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
02/15/30 ................... 1,797 1,792,614
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/18/30 ............. 630 588,151
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
10/07/31 ............. 740 617,900
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.32%
,
07/03/28 ............. 2,178 1,979,027
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
11/26/31
(f)
............. 2,003 1,972,935
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.32%
,
03/29/28 ........ 3,288 3,223,530
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
04/03/28 ............. 1,926 1,910,423
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , 06/23/31
(p)
................. 3,161 3,117,693
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.71%), 7.10%
,
12/31/26 .. 1,593 1,473,806
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 686 684,285
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 2,601 2,547,641
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 3,124 3,059,804
32,336,640
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.05%
,
10/24/30
(f)
....... 666 663,120
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 7,011 7,000,213
Anticimex Global AB, 1st Lien Term Loan B6 ,
11/16/28
(p)
....................... 648 645,090
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
06/24/30 ............. 3,966 3,959,265
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
09/06/27
(p)
....................... 2,109 2,105,152
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
04/01/32 ............ 1,242 1,228,302
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/10/28 ................... 1,664 1,672,118
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 7,023 6,965,249
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
02/01/29 ............. USD 2,009 $ 1,986,246
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
06/02/31 ............ 1,176 1,165,300
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.30%
,
10/17/30 ............ 743 740,408
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 2,349 2,018,527
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.29%
,
02/25/32 ................... 4,024 4,011,445
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.32%
,
10/15/30 ... 834 829,455
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
03/08/32 ... 2,170 2,136,994
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30
(f)
............. 3,533 3,493,665
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
11/30/28 .............. 2,189 2,177,916
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
11/30/28 .............. 169 167,742
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
11/14/30 ................... 110 109,505
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
05/12/28 ............ 1,340 1,316,807
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29 ... 436 429,822
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
08/31/28 ............. 3,032 3,004,119
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.42%
,
11/02/27
(f)
.................. 935 883,774
Vestis Corp., 1st Lien Term Loan B1 , 02/24/31
(p)
1,775 1,725,859
50,436,093
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... 2,109 2,096,022
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 03/02/29 ........... 585 546,973
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 05/30/30 ........... 485 440,024
3,083,019

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
(a)
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
08/15/31 ................... USD 1,493 $ 1,486,710
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.79%
,
08/01/30 ........ 4,727 4,361,859
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
11/03/31 .............. 601 596,482
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.57%
,
12/15/28 ............. 1,101 1,082,694
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 1,971 1,973,660
9,501,405
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/31/31 ................... 3,002 2,997,205
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.32%
,
03/08/29 .................. 731 679,909
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 1,441 1,375,181
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.32%
,
12/14/27 ................... 607 603,659
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
04/14/31
(p)
....................... 2,307 2,259,570
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
03/19/29 ............. 1,502 1,476,013
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
02/10/32 ............. 2,005 1,963,076
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
03/30/29 ... 402 392,282
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ 586 585,602
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
10/19/29 ... 5,535 5,385,340
17,717,837
Consumer Staples Distribution & Retail — 0.2%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.56%
,
02/07/28 ................... 451 450,009
Magnavale Holdings Ltd., Facility Term Loan , (3-
mo. GBP SONIA + 3.75%), 8.42%
,
04/12/28
(f)
GBP 10,046 13,388,116
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 11/22/28 ............ USD 1,076 1,079,045
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 10/03/31 ........... 1,069 1,071,630
15,988,800
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.07%
,
11/29/30 ............ USD 5,479 $ 5,457,069
Citadel Securities LP, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 2,997 2,991,613
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , 04/01/32
(p)
.............. 2,157 2,137,435
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 1,802 1,772,323
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.32%
,
07/31/26 ................... 470 468,644
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
03/04/32 ............ 430 430,894
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 1,178 1,137,567
14,395,545
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B ,
10/28/27
(a) (p)
...................... 1,273 980,833
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 6.07%
,
11/24/28 .... 2,548 2,538,501
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 978 973,311
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.28% -
8.32%
,
08/11/28 ................... 236 234,994
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.03%
,
07/25/30 ............. 1,398 1,390,907
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
03/26/31 ............. 1,096 1,091,319
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/07/31 ............. 1,169 1,161,511
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 2,026 2,016,157
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 723 716,067
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 3,056 3,010,577
13,133,344
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/18/30
(a)
............ 1,804 1,787,357

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.25%
,
01/30/26
(f)
.................. USD 450 $ 416,608
Connect Finco SARL, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.82%
,
09/13/29 ................... 1,083 970,010
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.57%
,
09/20/30 ............. 877 868,487
Level 3 Financing, Inc., 1st Lien Term Loan B ,
03/29/32
(p)
....................... 4,769 4,752,309
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 405 403,199
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , 04/16/29
(p)
..................... 1,578 1,506,138
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 2,461 2,341,237
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%;
3-mo. CME Term SOFR at 0.75% Floor +
4.25% at 0.75% Floor + 0.00%), 8.69% -
8.82%
,
09/01/28
(f)
.................. 962 858,461
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 3,761 3,290,454
Twitter, Inc., 1st Lien Term Loan B1 , 10/26/29
(p)
. 1,700 1,645,175
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.69%
,
01/31/29 ........ 795 782,439
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 7,339 6,809,386
24,643,903
Electric Utilities — 0.0%
(a)
NRG Energy, Inc., 1st Lien Term Loan ,
04/16/31
(p)
....................... 2,002 1,994,818
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/20/30 ............. 2,002 1,993,073
3,987,891
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/23/30 ............. 1,505 1,499,356
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.30%
,
12/21/29 ............ 197 194,697
1,694,053
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31
(f)
.................. 2,496 2,476,946
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.32%
,
07/02/29 ................... 2,902 2,866,158
5,343,104
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. USD 640 $ 638,202
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.04%
,
07/22/30 ............. 2,511 2,448,651
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
10/01/31 ............. 5,244 5,211,974
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(p)
....................... 3,346 3,326,736
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(p)
....................... 1,671 1,661,576
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 2,512 2,504,960
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 2,634 2,482,133
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.82%
,
08/19/26 ................... 1,322 1,181,182
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , 03/13/28
(p)
................. 2,098 2,045,306
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
11/21/31 .............. 4,502 4,495,145
WMG Acquisition Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/24/31 ............. 5,271 5,255,792
30,613,455
Financial Services — 0.9%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.67%
,
12/21/28 ........ 2,738 2,682,606
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.57%
,
02/13/32 .. 1,725 1,684,031
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
02/27/32 ............. 1,207 1,201,472
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/03/29 ................... 3,687 3,677,884
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 5,996 5,971,878
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
4.18%), 8.47%
,
01/31/31 ............. 7,547 7,528,599
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
12/09/27
(f) (p)
....................... 24 23,387
CPI Holdco B LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32% , 05/19/31 ........... 2,760 2,737,771
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 05/19/31 ........... 1,509 1,499,886
CTP-02 Propco LLC , 12/06/29
(f) (p)
.......... 7,100 7,031,203
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ 4,228 3,996,188

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. USD 1,357 $ 1,236,159
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
03/24/32 ............. 5,866 5,782,879
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
06/27/29 ................... 188 187,758
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 404 390,197
Hilton Garden Inn, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.61%
,
05/31/29
(f)
.................. 8,500 8,556,100
HLP Hotel LLC, 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 3.55%),
7.89%
,
09/09/26
(f)
.................. 10,600 10,600,000
HP LQ Investment LP, 1st Lien Term Loan ,
(12-mo. CME Term SOFR + 2.82%),
7.14%
,
12/09/26
(f)
.................. 10,600 10,600,000
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/18/31 ............. 3,616 3,591,708
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 4,007 3,989,363
Terranea Resort, 1st Lien Term Loan , (1-mo.
CME Term SOFR + 4.35%), 8.67%
,
01/01/28
(f)
5,600 5,600,000
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
04/03/28 ................... 434 428,759
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
03/05/32 ................... 905 888,782
89,886,610
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27 ................... 5,359 5,351,584
Hearthside Food Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.50%), 10.80%
,
03/31/32 ........... 195 191,784
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29
(f)
....... 782 779,785
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 1,605 1,590,501
Utz Quality Foods LLC, 1st Lien Term Loan B ,
01/29/32
(p)
....................... 3,700 3,673,719
11,587,373
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
03/25/32 ............ 960 953,098
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
02/03/31 ............. 805 760,133
1,713,231
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27 ............. USD 1,410 $ 1,374,275
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 6,503 6,412,343
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 1,726 1,333,324
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 338 261,070
9,381,012
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 3,548 3,502,321
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... 1,490 1,474,251
4,976,572
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.30% - 7.31%
,
09/29/28 ...... 1,800 1,793,398
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.80%
,
11/08/32 ................... 2,425 2,410,399
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/28/31
(f)
....... 1,008 997,700
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
08/01/29 ............. 2,502 2,498,104
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.07%
,
11/01/28 .............. 3,292 3,276,844
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.02%
,
08/31/28 ............. 499 504,109
EyeCare Partners LLC, 1st Lien Term Loan B ,
11/30/28
(p)
....................... 1,046 804,804
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.02%
,
11/30/28
(e) (l)
........... 52 12,891
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.88%
,
11/01/28 ............ 986 589,375
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.38%
,
11/01/29
(f)
........... 404 202,000
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
10/23/28 ................... 12,481 12,388,148
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
10/27/28 ............. 3,335 3,330,827
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 1,008 996,753
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
12/19/30 ............ 2,599 2,588,875

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
08/01/31 ................... USD 584 $ 582,510
32,976,737
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29 ............. 6,631 6,565,856
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31 ................... 3,928 3,840,030
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 2,617 2,428,280
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.55%
,
11/03/31 ............ 1,269 1,265,779
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.29%
,
06/02/28 ................... 4,005 3,855,826
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
10/22/29
(f)
............. 834 829,882
18,785,653
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
09/20/30 ................... 3,421 3,382,983
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 1.00% Floor
+ 5.50%), 9.94%
,
03/11/30
(f)
........... 291 289,402
Aimbridge Acquisition Co., Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 1.00% Floor
+ 7.61%), 11.94%
,
03/11/30
(f)
........... 259 253,329
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
05/31/30
(f)
............. 1,429 1,428,570
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.78%
,
10/02/28 ............. 2,380 2,052,883
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/30 ............. 928 913,650
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/31 ............. 6,254 6,145,451
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.33% , 08/09/27 ........... 851 849,181
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.33% , 10/18/28 ........... 1,005 1,000,608
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 1,007 997,088
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
03/04/32 ............. 1,811 1,793,270
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
01/29/29 ............. 6,488 6,313,676
Flutter Financing BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05%
,
12/02/30 ............. 5,016 4,931,517
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07%
,
11/30/29 .............. USD 4,496 $ 4,496,465
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 11/01/29
(p)
.................. 1,308 1,257,637
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
08/28/28
(f)
........... 231 228,339
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.08%
,
11/08/30 .... 3,163 3,149,999
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.82%
,
12/15/27 ................... 2,499 2,478,060
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.57%
,
04/16/29 ........ 2,200 2,193,132
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
08/01/30 ............. 305 294,478
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.67%
,
03/02/28 ............. 1,097 598,177
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
05/03/29 ............. 2,734 2,720,783
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.07%
,
01/05/29 ............. 641 639,772
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.28%
,
04/04/29 ............ 1,002 991,804
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.32%
,
12/04/31
(f)
... 796 783,838
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
05/01/31 ........ 1,000 990,086
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.34%
,
10/25/26
(f)
............. 7,532 7,562,881
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
03/14/31 ............. 4,003 3,968,522
Whatabrands LLC, 1st Lien Term Loan B ,
08/03/28
(p)
....................... 2,519 2,501,769
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
05/24/30 ............ 1,731 1,723,303
66,930,653
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 3,748 3,642,544
Madison Safety & Flow LLC, 1st Lien Term Loan ,
09/26/31
(p)
....................... 1,003 994,446
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.91%
,
06/29/28 ........... 654 591,826
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 311 309,882

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. USD 2,355 $ 1,923,920
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 6.81%
,
10/24/31 ............. 743 740,908
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ 2,202 2,061,547
10,265,073
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/19/30 ........ 2,279 2,269,913
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/31/31 ............. 1,041 1,035,257
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.56%
,
12/15/27 ............ 1,508 1,504,892
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
12/11/31 .............. 1,300 1,293,712
6,103,774
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.77%
,
10/18/31 ............. 502 496,980
EMRLD Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
08/04/31 ................... 3,524 3,477,298
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............. 4,173 4,119,357
8,093,635
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
09/19/31 ............ 11,211 11,124,501
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.57%
,
01/30/32 ................... 5,259 5,228,424
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
12/29/31 ............ 3,517 3,481,390
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31 ............. 6,416 6,413,920
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.29%
,
05/27/31 ................... 3,500 3,465,050
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.77%
,
06/20/30 ............. 8,160 8,102,232
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
03/15/30
(f)
.................. 1,504 1,481,170
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/15/31 ............. 3,498 3,480,907
Security
Par (000)
Par (000) Value
Insurance (continued)
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ USD 4,519 $ 4,464,546
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 3,610 3,583,059
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 3,911 3,883,808
54,709,007
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
01/31/31
(a)
............ 2,713 2,674,237
IT Services — 0.4%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.67%
,
08/21/28 ................... 1,628 1,575,477
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.57%
,
09/19/30 ................... 876 835,927
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
12/23/26 ................... 1,624 1,609,453
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/31/28 ................... 1,054 981,727
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 618 565,662
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 5,180 4,304,836
Clearwater Analytics LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/21/32
(f)
............. 1,207 1,200,965
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.29%
,
06/12/31 ........ 2,511 2,465,689
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.07%
,
05/30/31 ............. 5,001 4,972,318
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31
(f)
............. 902 881,589
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
05/30/31 ........ 3,965 3,942,266
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
11/09/29 ........ 1,495 1,487,978
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.05% , 07/27/28
(e) (l)
.......... 1,069 309,104
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.54% , 07/27/28 ........... 151 151,169
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.30% , 07/27/28 ........... 379 344,301
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.55% , 07/27/28 ........... 538 272,740

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.57%
,
06/17/31 ............. USD 3,767 $ 3,712,059
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.57%
,
06/07/32 ............. 560 526,960
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.79%
,
07/01/31 ................... 850 804,159
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 2,815 2,794,535
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , 10/28/30
(p)
............... 1,004 998,869
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan B , 10/28/30
(p)
.............. 336 334,367
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
07/16/31 ............ 2,497 2,471,732
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
07/31/31 ... 6,477 6,441,002
43,984,884
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.42%
,
12/01/28 ............ 474 375,390
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94%
,
05/30/28 ............. 403 400,965
776,355
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.42%
,
11/08/27 .............. 113 113,137
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.07%
,
07/01/30 ............. 252 227,839
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 585 585,235
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 146 145,812
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 1,781 1,719,426
2,791,449
Machinery — 0.4%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/31/28 ............. 3,611 3,565,013
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.29%
,
08/16/29 ............. 2,996 2,988,535
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 663 658,894
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.90%
,
05/15/28
(f)
............. 699 696,797
Security
Par (000)
Par (000) Value
Machinery (continued)
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/23/28 ............. USD 4,992 $ 4,982,122
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
06/12/31 ............ 809 804,342
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 5,350 5,225,467
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.76%
,
11/02/28 .... 167 166,678
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.76%
,
06/21/28 ................... 5,018 4,965,681
Madison IAQ LLC, 1st Lien Term Loan B ,
03/29/32
(p)
....................... 2,490 2,463,556
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 950 953,562
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 1,705 1,688,033
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
04/05/29 ................... 2,764 2,748,746
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 04/30/30
(p)
..................... 4,019 3,998,905
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 4,001 3,982,780
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 1,226 539,488
WEC US Holdings, Inc., 1st Lien Term Loan ,
01/27/31
(p)
....................... 2,664 2,636,653
43,065,252
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76%
,
08/15/28 ............. 2,955 2,653,600
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.30%
,
12/09/30 ... 1,197 1,190,120
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.55%
,
12/15/31 ... 1,197 1,192,197
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 656 634,383
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 3,689 3,548,151
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.54%
,
08/02/27 ............. 272 271,569
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.82%
,
08/30/30 ........ 843 834,535
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(f)
.................. 603 600,216

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. USD 417 $ 401,793
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
06/30/28 ............ 1,158 1,153,194
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , 11/13/31
(p)
.................. 3,754 3,721,153
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.94%
,
04/28/28 ............. 1,087 1,067,978
17,268,889
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , 03/03/32
(a) (p)
.................. 5,306 5,226,410
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
11/22/30 .............. 811 808,671
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
12/21/28 ........ 3,356 3,299,240
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.28%
,
10/04/30 ............ 251 249,026
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
02/06/30 ................... 1,299 1,276,268
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
01/31/28 ................... 511 512,640
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.79%
,
10/30/28 ............. 375 267,998
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 2,489 2,461,654
8,875,497
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/20/28 ............. 1,208 1,180,550
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 3,194 3,147,758
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 1,217 1,190,164
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 02/15/28 ........... 2,119 2,057,725
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 1,623 1,573,591
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.05%
,
08/13/29 ............. 1,160 1,043,977
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.28%
,
02/24/31 ............. 1,649 1,642,450
11,836,215
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.82%
,
05/04/28 ............ USD 1,539 $ 1,539,684
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 1,802 1,790,331
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
05/05/28 ............. 3,196 3,182,839
Opal LLC, 1st Lien Term Loan , 03/31/32
(p)
.... 2,875 2,848,061
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31 ................... 1,628 1,555,138
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/20/29 ............. 1,407 1,401,925
12,317,978
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... 2,505 2,501,693
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/29/31 ............. 2,338 2,305,266
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 3,023 2,978,054
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.07%
,
04/28/28 .. 4,994 4,972,974
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.78%
,
03/01/31
(f)
.................. 3,508 3,503,542
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ 7,525 7,492,751
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 830 825,035
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.28%
,
07/31/30 ............. 817 677,846
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/24/31 ................... 2,004 1,989,869
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/24/31 ................... 4,506 4,478,294
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.07%
,
09/28/29 ... 809 788,650
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
11/26/31 .............. 4,018 3,929,415
36,443,389
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.57%
,
01/31/30
(a)
.. 494 493,620

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
07/06/29 ................... USD 1,498 $ 1,493,072
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 4,006 3,968,272
5,461,344
Software — 1.0%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
02/24/31 ............. 4,765 4,752,188
Barracuda Networks, Inc., 1st Lien Term Loan ,
08/15/29
(p)
....................... 1,716 1,421,433
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(p)
....................... 4,503 4,407,807
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
06/17/30 ............. 1,271 1,263,552
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.32%
,
01/23/32 ............ 6,222 6,206,806
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 5,974 5,899,996
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
03/30/29 ... 5,890 5,815,249
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 2,759 2,709,181
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 887 830,826
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.29%
,
12/09/31
(f)
............. 5,796 5,781,510
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
06/26/31
(f)
............. 996 956,120
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/09/29 ............. 4,499 4,475,798
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 703 702,121
Flexera Software LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.30%
,
03/03/28 ............. 998 991,086
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07% , 09/12/29 ........... 5,204 5,152,292
02/13/32
(p)
....................... 771 761,748
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
01/30/32 ............ 7,010 6,905,951
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
10/27/28
(f)
.................. 2,008 2,003,193
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
03/05/32 ................... 4,234 4,200,721
Security
Par (000)
Par (000) Value
Software (continued)
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... USD 3,901 $ 3,652,055
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.57% , 05/03/28 ........... 1,352 1,277,637
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57% , 12/31/31 ........... 915 799,827
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 342 334,710
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/31/28 ................... 4,991 4,958,323
Queen MergerCo, Inc., 1st Lien Term Loan B ,
04/26/32
(p)
....................... 1,906 1,903,618
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
04/24/28 ................... 3,009 2,978,005
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 274 259,753
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 1,412 1,324,036
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 156 148,190
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.42% , 06/30/28 ........... 67 62,580
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.32% , 11/15/29
(f)
.......... 381 357,364
SS&C Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/09/31 ............. 5,530 5,520,555
Thunder Generation Funding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
09/26/31 ............ 1,496 1,494,214
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
02/10/31 ................... 6,981 6,953,581
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.03%
,
07/20/28 ............. 284 283,674
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.02%
,
04/14/31 ................... 4,793 4,765,812
102,311,512
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%; 3-mo. CME Term SOFR
at 0.00% Floor + 2.50% at 0.00% Floor +
0.00%), 6.81% - 6.82%
,
04/23/31 ........ 1,511 1,498,516
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.31%
,
05/04/28 ... 3,230 3,186,354
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28 ................... 1,097 1,079,471
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 538 498,309

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 10/20/28 ........... USD 418 $ 390,089
6,652,739
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 3,384 3,375,459
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 2,151 2,143,809
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.29% - 8.55%
,
01/29/31 ...... 3,818 3,508,759
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 639 632,743
GYP Holdings III Corp., 1st Lien Term Loan B ,
05/13/30
(f) (p)
....................... 837 828,528
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.58%
,
06/29/29
(f)
............. 1,436 861,123
11,350,421
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , 09/23/31
(p)
4,424 4,365,200
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
07/01/31 ............. 2,583 2,554,029
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.50%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.50% at 0.50% Floor + 3.00%),
6.78% - 6.82%
,
07/01/31 ............. 1,772 1,752,447
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.67%
,
12/15/26
(f)
................. 1,244 1,234,692
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 398 366,415
10,272,783
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ 1,106 1,043,410
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/27/31 ............. 3,029 3,024,983
4,068,393
Total Floating Rate Loan Interests — 9 .5%
(Cost: $ 982,623,758 ) .............................. 969,937,810
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
.................. 500 488,750
3.75% , 01/15/31
(b)
.................. 491 450,032
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 ................... 656 668,300
5.95% , 07/30/34 ................... 430 433,225
2,040,307
Security
Par (000)
Par (000) Value
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ USD 1,100 $ 1,100,671
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021 .. GBP 886 850,156
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 ............... EUR 400 453,412
1,303,568
France — 0.1%
Electricite de France SA
(a)(c)(k)
(BPISDS15 + 3.32%), 5.88% ........... GBP 1,400 1,821,468
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 229,583
(5-Year EUR Swap Annual + 3.97%), 3.38% . 5,200 5,491,599
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 231,095
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 500 672,347
8,446,092
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27
(b)
....................... USD 1,201 1,222,023
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 ................... 529 551,832
6.50% , 03/13/31 ................... 935 952,531
2,726,386
Indonesia — 0.0%
Pertamina Persero PT , 3.10% , 08/27/30
(c)
.... 1,275 1,162,647
Mexico — 0.2%
Petroleos Mexicanos
6.88% , 08/04/26 ................... 4,946 4,884,175
8.75% , 06/02/29 ................... 1,255 1,232,132
5.95% , 01/28/31 ................... 2,358 1,948,651
6.70% , 02/16/32 ................... 15,488 13,263,923
10.00% , 02/07/33 .................. 820 818,073
6.75% , 09/21/47 ................... 309 206,567
22,353,521
Morocco — 0.0%
OCP SA , 7.50% , 05/02/54
(b)
.............. 939 919,516
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(b)
..... 1,203 1,188,336
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 ................... 1,225 888,125
5.13% , 08/11/61 ................... 769 518,594
Banco Latinoamericano de Comercio Exterior
SA , 2.38% , 09/14/25 ................ 608 600,400
2,007,119
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
....................... 595 596,464
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 ................... 466 489,719
5.75% , 07/09/34 ................... 1,140 1,160,201
1,649,920
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
....................... 429 437,446

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(b)
5.25% , 07/17/34 ................... USD 1,870 $ 1,879,537
5.88% , 07/17/64 ................... 798 732,165
2,611,702
Total Foreign Agency Obligations — 0 .5%
(Cost: $ 49,272,399 ) ............................... 48,543,695
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 519 487,860
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 ................... 572 592,735
5.45% , 09/16/32 ................... 480 442,800
1,035,535
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. 732 707,068
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 ................... EUR 558 642,877
3.10% , 05/07/41 ................... USD 1,509 1,112,887
1,755,764
Colombia — 0.1%
Republic of Colombia
3.25% , 04/22/32 ................... 896 689,248
8.00% , 04/20/33 ................... 1,035 1,051,560
8.00% , 11/14/35 ................... 439 431,976
7.75% , 11/07/36 ................... 1,182 1,128,219
8.75% , 11/14/53 ................... 253 242,374
3,543,377
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
.... 553 564,267
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
.................. 1,109 1,112,466
5.50% , 02/22/29
(b)
.................. 557 549,202
5.50% , 02/22/29
(c)
.................. 150 147,900
7.05% , 02/03/31
(b)
.................. 1,301 1,341,981
4.88% , 09/23/32
(b)
.................. 564 507,070
6.95% , 03/15/37
(b)
.................. 596 592,126
5.30% , 01/21/41
(c)
.................. 433 360,418
4,611,163
Egypt — 0.0%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 649 630,995
6.38% , 04/11/31
(b)
.................. 479 464,767
7.63% , 05/29/32
(c)
.................. USD 1,050 884,100
9.45% , 02/04/33
(b)
.................. 590 540,587
2,520,449
Guatemala — 0.0%
Republic of Guatemala
5.25% , 08/10/29
(b)
.................. 767 754,344
5.25% , 08/10/29
(c)
.................. 511 502,569
7.05% , 10/04/32
(b)
.................. 1,076 1,128,724
6.60% , 06/13/36
(b)
.................. 544 543,456
2,929,093
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 1,125 1,122,469
Security
Par (000)
Par (000) Value
Hungary (continued)
5.38% , 09/12/33
(c)
.................. EUR 1,109 $ 1,310,855
5.50% , 03/26/36
(b)
.................. USD 575 543,950
2,977,274
Indonesia — 0.0%
Republic of Indonesia , 3.88% , 01/15/33 ...... EUR 1,062 1,203,087
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. USD 443 435,110
5.88% , 10/17/31
(c)
.................. EUR 1,300 1,336,480
8.08% , 04/01/36
(b)
.................. USD 412 377,495
8.25% , 01/30/37
(b)
.................. 403 369,752
2,518,837
Mexico — 0.1%
United Mexican States
6.35% , 02/09/35 ................... 382 379,135
4.75% , 03/08/44 ................... 1,096 828,028
4.40% , 02/12/52 ................... 1,516 1,016,857
6.34% , 05/04/53 ................... 963 845,514
3,069,534
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. 566 525,322
5.95% , 03/08/28
(b)
.................. 412 418,566
4.75% , 04/02/35
(b)
.................. EUR 1,115 1,254,286
2,198,174
Nigeria — 0.0%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
.................. USD 716 668,923
10.38% , 12/09/34
(b)
................. 688 649,988
7.63% , 11/28/47
(c)
.................. 690 488,175
1,807,086
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 498 585,084
Oman — 0.0%
Oman Government Bond , 6.50% , 03/08/47
(c)
.. USD 953 941,059
Panama — 0.0%
Republic of Panama
7.50% , 03/01/31 ................... 1,068 1,112,322
8.00% , 03/01/38 ................... 330 342,870
1,455,192
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 ................... 70 70,223
2.74% , 01/29/33 ................... 526 443,550
5.60% , 03/13/48 ................... 423 370,442
884,215
Peru — 0.0%
Republic of Peru
7.35% , 07/21/25 ................... 958 962,790
3.00% , 01/15/34 ................... 1,530 1,275,255
2,238,045
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 ................... 867 911,399
5.50% , 04/04/53 ................... 562 526,914
1,438,313
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 1,181 1,152,656

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. USD 698 $ 692,939
2.12% , 07/16/31
(c)
.................. EUR 1,229 1,132,962
5.88% , 07/11/32
(b)
.................. 1,244 1,387,690
6.25% , 09/10/34
(b)
.................. 1,136 1,258,927
4,472,518
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
.................. USD 1,818 1,136,250
5.00% , 01/18/53
(b)
.................. 1,520 1,287,729
2,423,979
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 555 571,997
6.00% , 06/12/34
(b)
.................. 712 703,100
1,275,097
South Africa — 0.0%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 923 876,624
5.75% , 09/30/49 ................... 1,166 827,382
7.95% , 11/19/54
(b)
.................. 888 802,086
2,506,092
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(b)
815 773,435
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 826 583,363
Uruguay — 0.0%
Oriental Republic of Uruguay
5.75% , 10/28/34 ................... 595 621,855
5.25% , 09/10/60 ................... 1,002 902,771
1,524,626
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 667 770,255
7.85% , 10/12/28 ................... USD 522 548,883
1,319,138
Total Foreign Government Obligations — 0 .5%
(Cost: $ 56,443,326 ) ............................... 55,501,380
Shares
Shares
Investment Companies
(q)
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 3,795,949 199,249,363
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(g)
...................... 4,122,960 216,414,170
iShares Core 1-5 Year USD Bond ETF ...... 2,148,499 104,374,082
iShares Core Dividend Growth ETF ........ 4,564,472 274,507,346
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
.......................... 2,650,738 208,348,007
Total Investment Companies — 9 .8%
(Cost: $ 972,166,235 ) .............................. 1,002,892,968
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.37%, 11/25/35 . USD 1,003 $ 871,459
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 5.00%, 11/25/35 ............ 260 255,026
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.22%,
06/25/35
(a)
..................... 340 315,062
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.06%, 08/25/35
(a)
...... 810 732,647
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.96%,
12/25/35
(a)
..................... 152 135,091
Series 2005-63, Class 3A3, 4.89%, 11/25/35
(a)
1,296 1,188,855
Series 2005-63, Class 5A1, 4.88%, 12/25/35
(a)
23 22,202
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 37 32,481
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.57%,
02/25/36
(a)
..................... 3,034 2,694,875
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 576 318,965
Series 2006-15CB, Class A1, 6.50%, 06/25/36 963 427,637
Series 2006-20CB, Class A9, 6.00%, 07/25/36 428 174,168
Series 2006-2CB, Class A6, 5.50%, 03/25/36 672 284,201
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,643 992,858
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 922,440
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 742 384,424
Series 2006-9T1, Class A7, 6.00%, 05/25/36 303 117,962
Series 2006-J7, Class 2A1, (1M Sofr FWD at
1.50% Floor + 1.50%), 6.46%, 11/20/46
(a)
2,702 2,301,652
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,196 485,381
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 6.30%, 11/25/46
(a)
......... 4,093 3,276,084
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.82%, 11/25/46
(a)
................ 1,659 1,505,676
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
5.42%, 11/25/46
(a)
................ 5,487 4,814,916
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.82%, 10/25/46
(a)
................ 242 219,549
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.85%,
05/20/46
(a)
..................... 1,063 913,244
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.86%, 05/25/36
(a)
................ 4,572 4,190,878
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.82%, 07/25/46
(a)
................ 7,350 6,434,889
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,706 722,764

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A5, 6.00%, 06/25/37 USD 379 $ 166,906
Series 2007-15CB, Class A7, 6.00%, 07/25/37 220 129,841
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 198 116,485
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,125 522,614
Series 2007-19, Class 1A8, 6.00%, 08/25/37 547 254,273
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,041 1,354,400
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 441 207,460
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,150 1,343,731
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 541 230,655
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.36%), 4.69%,
06/25/37
(a)
..................... 4,781 3,891,350
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,482 552,157
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.95%, 11/25/47
(a)
................ 1,007 852,385
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.72%, 04/25/47
(a)
................ 7,003 6,255,620
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.78%,
05/25/47
(a)
..................... 2,596 2,264,200
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.80%, 06/25/47
(a)
................ 5,615 4,280,526
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 900 498,270
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.54%,
10/25/46
(a)
..................... 7,031 5,654,620
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 5.51%,
10/25/46
(a)
..................... 4,067 2,573,089
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
437 387,455
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 232 209,613
Series 2006-D, Class 6A1, 4.01%, 05/20/36 . 234 192,901
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.85%,
06/20/47 ...................... 733 566,847
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 13,366 13,265,333
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 1,257 1,249,584
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,408 1,401,080
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 568,044
Series 2024-NQM4, Class B2, 7.58%,
12/26/64
(a)
..................... 440 428,015
Series 2024-NQM4, Class B3, 7.58%,
12/26/64
(a)
..................... 1,006 964,889
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 947,210
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
..................... 18,595 833,707
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 13,038 13,131,918
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... 1,190 1,198,117
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... USD 1,133 $ 1,141,059
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 649,197
Series 2025-NQM1, Class B2, 7.83%,
01/25/65
(a)
..................... 574 559,863
Series 2025-NQM1, Class B3, 7.83%,
01/25/65
(a)
..................... 1,273 1,182,124
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,077,476
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 2,276
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.88%, 04/25/36
(a)
3,006 2,597,025
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 571 548,495
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 589 596,191
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.78%, 03/25/37 ........... 864 798,135
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.58%, 03/25/37 ....... 1,296 1,179,083
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.84%, 09/25/47 ....... 1,404 1,297,106
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.35%,
11/25/64 ...................... 1,000 999,418
Series 2025-NQM2, Class B2, 7.35%,
11/25/64 ...................... 1,000 964,732
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (d)
................. 2,000 2,026,747
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.71%, 04/25/35
(a)
.......... 577 538,298
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.04%,
05/25/35
(a)
..................... 1,877 1,611,758
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.53%,
04/25/46
(a)
..................... 2,560 683,478
Series 2007-21, Class 1A1, 6.25%, 02/25/38 133 59,057
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 203,760
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 926 311,144
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 .. 6,615 6,419,541
Series 2022-3, Class A1, 5.00%, 05/25/67 .. 5,718 5,719,200
CIM Trust, Series 2025-I1, Class B1B, 7.56%,
10/25/69
(a) (b)
...................... 4,918 4,902,623
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 51 45,706
COLT Mortgage Loan Trust, Series 2022-5, Class
A1, 4.55%, 04/25/67
(a) (b)
.............. 3,445 3,431,566
Cross Mortgage Trust, Series 2025-H2, Class
B1B, 7.66%, 03/25/70
(a) (b)
............. 894 877,319
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 263 224,445
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.94%,
09/27/37
(a)
..................... 2,706 2,174,580

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... USD 1,223 $ 1,217,049
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.82%,
08/25/47
(a)
....................... 9,629 7,915,938
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 1,725 1,426,254
Series 2023-1, Class B1, 6.76%, 02/25/68 .. 2,000 1,981,698
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 523,673
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.54%,
02/25/37
(a)
....................... 770 416,990
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................. 12,796 12,716,248
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 3.98%, 05/25/35
(a)
........... 16 13,244
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.61%, 02/25/36 ................. 1,765 1,556,182
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 6.57%, 03/25/36 ....... 875 792,928
HOMES Trust, Series 2025-NQM1, Class B1,
7.27%, 01/25/70
(a) (b)
................. 2,355 2,337,056
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.94%, 10/25/35
(a)
.. 959 850,368
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 549 376,775
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,231 776,520
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.45%,
08/25/37 ...................... 86 58,017
Series 2007-AR15, Class 2A1, 3.48%,
08/25/37 ...................... 417 289,460
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 6.06%, 12/25/35 224 210,797
Series 2006-1, Class 2A1, 5.79%, 02/25/36 . 185 178,120
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,510,718
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 10,391 10,255,567
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
..... 4,059 4,059,670
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2, 7.05%, 01/25/65
(a) (b)
. 1,577 1,499,782
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
..... 6,917 6,722,800
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 230 213,630
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a) (b)
.......... 5,000 5,046,254
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 112 91,436
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term SOFR
at 2.55% Floor + 2.55%), 6.88%, 10/25/39
(a) (b)
96 95,576
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 309 100,327
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 29 23,486
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
..... USD 13,252 $ 12,999,847
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.83%, 04/25/47
(a)
180 66,462
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.90%, 02/25/36 ........... 378 338,695
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.82%, 06/25/36 ....... 6,402 5,389,782
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.82%, 07/25/46 ....... 8,016 5,545,781
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.80%, 09/25/47 ................. 1,468 1,318,117
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
. 8,804 8,403,922
Series 2023-2, Class B1, 7.50%, 03/25/68
(a)
. 1,000 996,742
Series 2025-INV1, Class B2, 7.32%,
02/25/70
(a)
..................... 2,094 2,008,696
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
.......... 2,800 2,819,844
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.11%, 10/25/36
(d)
. 977 326,802
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 5.55%,
06/25/46
(a)
..................... 2,732 2,125,547
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 5.32%,
06/25/47
(a)
..................... 4,479 3,614,032
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
5.41%, 05/25/47
(a)
................ 2,059 1,700,521
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 5.38%,
07/25/47
(a)
..................... 2,345 1,906,649
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
(a)
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 5.42%,
10/25/46 ...................... 4,057 3,394,764
Series 2007-OA1, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.72% Floor + 0.72%), 5.29%,
12/25/46 ...................... 3,526 2,766,006
265,028,855
Commercial Mortgage-Backed Securities — 5.4%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.72%, 09/15/34
(a) (b)
. 1,564 1,470,392
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.01%, 07/15/41
(a) (b)
. 1,270 1,270,000

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.76%,
10/15/34
(a) (b)
...................... USD 13,280 $ 13,271,700
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.59%, 04/15/35
(a) (b)
...... 3,467 3,410,661
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 6.57%, 12/15/36
(a) (b)
...... 3,624 3,388,440
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 15,300 15,794,765
Series 2024-MAR, Class C, 7.77%, 12/10/41 4,470 4,581,014
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.67%,
08/15/39 ...................... 17,580 17,585,597
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.17%,
02/15/42 ...................... 8,893 8,695,877
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.91%, 08/25/35 ........... 1,799 1,733,737
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.92%, 11/25/35 ............ 440 416,376
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.77%,
03/25/37 ...................... 1,375 1,286,282
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.88%,
07/25/37 ...................... 2,135 1,981,866
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.12%,
09/25/37 ...................... 542 501,508
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 5.94%,
12/25/37 ...................... 1,265 1,101,734
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a) (b)
........... 1,140 935,896
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
6.46%, 08/19/38
(a) (b)
................. 1,582 1,581,823
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.21%, 07/15/41
(a) (b)
........... 2,830 2,826,463
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.14%, 10/15/35
(a) (b)
................. 2,433 35,279
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.69%,
06/15/41
(a) (b)
...................... 4,710 4,707,056
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.24%, 08/15/41
(a) (b)
. 5,905 5,893,928
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.49%,
09/15/38 ...................... 1,900 1,889,288
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.04%,
09/15/38 ...................... 4,495 4,338,180
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,245,952
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.35%,
02/15/33 ...................... USD 12,383 $ 12,280,507
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.59%,
02/15/33 ...................... 7,261 7,213,996
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.69%, 02/15/33 ................. 4,795 4,782,490
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.24%, 06/15/38 ................. 4,321 4,243,115
Series 2021-VINO, Class F, (1-mo. CME Term
SOFR at 2.92% Floor + 2.92%), 7.24%,
05/15/38 ...................... 7,227 7,091,984
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.68%,
10/15/38 ...................... 6,300 6,225,187
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.08%,
12/09/40 ...................... 2,950 2,951,800
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
10/15/41 ...................... 8,920 8,920,375
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
08/15/39 ...................... 18,725 18,725,180
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.20%, 10/15/41 ................. 7,280 7,243,553
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.61%, 12/15/39 ................. 4,539 4,521,516
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39 ...................... 4,170 4,169,188
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 06/15/37 ................. 658 655,843
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.65%, 11/15/41 . CAD 4,710 3,433,592
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39 ...................... USD 9,295 9,283,707
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.71%,
03/15/41 ...................... 5,569 5,561,728
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.42%,
05/15/35 ...................... 2,050 2,043,425
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.24%, 02/15/36 ................. 1,880 1,863,550
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.44%, 02/15/36 ................. 1,765 1,689,877
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.44%, 02/15/36 ................. 5,638 5,398,839
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.69%, 01/15/34 ................. 3,276 3,249,383

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.44%, 01/15/34 ................. USD 5,068 $ 5,020,921
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.32%,
01/15/39 ...................... 6,710 6,676,450
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.17%, 01/15/39 ................. 2,180 2,169,100
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.01%, 05/15/38 ................. 8,500 8,521,250
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
07/15/29 ...................... 7,780 7,721,630
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 . 2,800 2,437,987
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 2,936,367
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,262 4,103,941
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 5.11%, 05/10/49
(a)
..... 2,870 2,784,804
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.91%,
08/15/36 ...................... 1,750 1,744,987
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.76%,
08/15/36 ...................... 8,900 8,752,600
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.54%, 08/10/30 2,245 2,078,799
Series 2016-667M, Class D, 3.28%, 10/10/36 3,200 2,258,309
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.16%, 06/15/41 ................. 4,380 4,366,259
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 08/15/41
(a) (b)
................. 1,900 1,890,491
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.76%, 02/15/27
(a) (b) (f)
................ 8,800 8,690,563
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.20%,
08/15/34
(a) (b)
...................... 12,500 12,445,290
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/37
(a) (b)
........... 3,040 3,021,945
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 9,400 9,600,745
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME Term
SOFR at 2.25% Floor + 2.36%), 6.69%,
07/15/38 ...................... 2,579 2,568,017
Series 2021-ESH, Class E, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 7.29%,
07/15/38 ...................... 5,154 5,128,535
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.77%,
12/15/39
(a) (b)
...................... 10,700 10,613,063
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.13%, 08/15/39
(a) (b)
................. 1,750 1,749,453
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.01%, 05/15/41 .. 7,190 7,187,753
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 03/15/39 ................. USD 5,660 $ 5,647,619
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.56%, 07/10/48 1,075 1,048,139
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.32%,
11/15/36
(b)
..................... 1,900 1,875,132
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.41%,
03/15/28
(b)
..................... 8,480 8,493,250
Series 2023-SHIP, Class E, 7.68%, 09/10/38
(b)
8,600 8,659,693
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
.... 3,150 2,951,152
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.16%, 10/15/41
(a) (b)
................. 2,510 2,503,725
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 05/15/37
(a) (b)
. 1,525 1,518,328
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.59%, 10/15/36
(a) (b)
........... 7,000 6,912,500
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a) (b)
........... 6,550 6,663,836
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.65%, 01/13/40
(a) (b)
...... 8,310 8,539,690
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.57%, 10/15/39
(a) (b)
. 3,200 3,191,999
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38 4,787 4,617,376
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,409 1,974,372
Series 2024-OMNI, Class A, 5.99%, 10/05/39 4,710 4,781,951
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.94%, 06/15/39
(a) (b)
. 8,750 8,700,781
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 12/15/39
(a) (b)
. 11,530 11,421,906
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.91%, 06/15/39
(a) (b)
................. 10,560 10,560,000
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.71%, 08/17/42
(a) (b)
...... 8,940 8,857,328
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.39%, 07/15/38
(a) (b)
. 1,277 1,256,577
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.01%, 07/15/51 . 1,440 1,343,492
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,376,221
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.31%, 08/15/29
(a) (b)
................. 6,179 6,179,480
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 4.08%, 05/10/39
(a) (b)
........... 4,300 3,157,347
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.81%, 12/15/39
(a) (b)
................. 8,630 8,576,063
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.60%,
08/19/35
(a) (b)
...................... 3,284 3,287,983

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.21%, 06/15/39
(a) (b)
................. USD 2,850 $ 2,838,418
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.79%, 07/15/38
(a) (b)
. 1,400 404,993
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/41
(a) (b)
........... 1,830 1,823,142
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.27%, 10/15/41
(a) (b)
................. 6,600 6,573,188
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
5.26%, 11/15/36
(a) (b)
................. 4,710 4,683,506
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.56%, 12/15/39
(a) (b)
. 10,900 10,818,250
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.29%, 03/15/38
(a) (b)
................. 1,815 1,811,542
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,442,619
Velocity Commercial Capital Loan Trust
(b)
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
5,008 3,794,712
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
1,197 1,202,344
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
962 978,705
Series 2024-5, Class M3, 6.76%, 10/25/54
(a)
3,448 3,406,340
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
4,377 4,307,719
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 3,999,212
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
1,383 1,383,771
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 3,000 3,031,532
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.65%, 09/15/57 1,600 1,576,103
Series 2016-C37, Class C, 4.61%, 12/15/49 . 2,803 2,710,271
Series 2016-LC25, Class C, 4.47%, 12/15/59 8,320 7,772,206
Series 2016-NXS5, Class B, 5.09%, 01/15/59 1,875 1,821,898
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.11%,
11/15/27
(a) (b)
...................... 3,005 3,007,238
552,445,557
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class XS, 0.00%,
12/26/64 ...................... 2 1,753
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 18,930 844,835
846,588
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.01%,
08/10/35 ...................... 67,109 984,400
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ...................... 35,000 144,987
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.92%,
09/10/47
(b)
..................... 12,675 93,546
Series 2015-CR25, Class XA, 0.92%,
08/10/48 ...................... 8,606 161
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.55%, 09/15/47 458 5
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 369,510
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.00%, 03/10/50
(b)
...... USD 31,099 $ 339,765
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.43%,
10/15/48
(b)
....................... 12,675 41,153
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
...... 13,600 145,068
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%, 04/10/37 40,610 169,648
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 29,862
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.38%,
08/15/49
(b)
..................... 11,784 153,584
Series 2016-LC25, Class XA, 0.96%,
12/15/59 ...................... 17,707 166,275
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.51%, 05/15/47 .... 43,884 21,714
2,659,678
Total Non-Agency Mortgage-Backed Securities — 8 .0%
(Cost: $ 838,896,718 ) .............................. 820,980,678
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
PNC Financial Services Group, Inc. (The)
(a)(k)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ 158 157,896
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ........................ 315 309,911
467,807
Electric Utilities — 0.1%
(a)(k)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ........................ 4,685 4,391,221
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ........................ 253 223,815
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 890 975,037
5,590,073
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (k)
....................... 915 924,054
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (k)
........... 385 382,341
Total Capital Trusts — 0 .1%
(Cost: $ 7,293,294 ) ............................... 7,364,275
Shares
Shares
Preferred Stocks — 0.0%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 6,311 316,450

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 40,994 $ 3,183,855
IT Services — 0.0%
(e)
Veritas Newco ....................... 2,876 66,153
Veritas Newco, Series G-1 ............... 1,987 40,725
106,878
Total Preferred Stocks — 0.0%
(Cost: $ 3,715,757 ) ............................... 3,607,183
Total Preferred Securities — 0 .1%
(Cost: $ 11,009,051 ) ............................... 10,971,458
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
................. USD 4,627 4,260,374
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 4,549,493 ) ............................... 4,260,374
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
1,841 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 93.1%
(Cost: $ 9,293,473,646 ) ............................ 9,531,804,235
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.2%
(q)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(s)
................... 262,519,460 $ 262,624,467
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.21% ..................... 985,371,317 985,371,317
Total Short-Term Securities — 12 .2%
(Cost: $ 1,247,983,985 ) ............................ 1,247,995,784
Total Investments Before Investments Sold Short — 105 .3%
(Cost: $ 10,541,457,631 ) ............................ 10,779,800,019
Investments Sold Short
Common Stocks
Chemicals — (0.0)%
Linde plc .......................... (7,473) (3,386,988)
Total Common Stocks — (0.0) %
(Proceeds: $ (3,398,650) ) ........................... (3,386,988)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (3,398,650) ) ........................... (3,386,988)
Total Investments Net of Investments Sold Short — 105 .3%
(Cost: $ 10,538,058,981 ) ............................ 10,776,413,031
Liabilities in Excess of Other Assets — (5.3) % ............. (539,972,967)
Net Assets — 100.0% ...............................
$ 10,236,440,064
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,683,211, representing 0.07% of its net assets as of period end, and an original cost of $5,930,333.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 239,879,166 $ 22,756,355
(a)
$ — $ (8,539) $ (2,515) $ 262,624,467 262,519,460 $ 1,891,067
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 794,650,648 — 190,720,669
(a)
— — 985,371,317 985,371,317 24,790,377 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 198,372,878 — — 876,485 199,249,363 3,795,949 731,597 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 219,382,289 — — (2,968,119) 216,414,170 4,122,960 4,877,495 —
iShares Core 1-5 Year USD
Bond ETF ............ — 103,644,882 — — 729,200 104,374,082 2,148,499 — —
iShares Core Dividend Growth
ETF ................ 546,658,635 659,639,240 (948,300,842) 53,010,008 (36,499,695) 274,507,346 4,564,472 5,493,482 —
iShares Core S&P 500 ETF
(c)
. 221,024,780 82,076,597 (305,873,546) 6,134,754 (3,362,585) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 234,648,774 — (26,937,488) 976,418 (339,697) 208,348,007 2,650,738 10,085,084 —
$ 60,112,641 $ (41,566,926) $ 2,250,888,752 $ 47,869,102 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
JPY Currency ............................................................ 3,828 06/16/25 $ 336,936 $ 7,390,509
U.S. Treasury 10-Year Note ................................................... 10,073 06/18/25 1,132,268 24,873,789
EURO STOXX 50 Index ..................................................... 1,975 06/20/25 114,998 8,974,085
MSCI Emerging Markets Index ................................................. 46 06/20/25 2,553 (74,150)
S&P 500 E-Mini Index ....................................................... 366 06/20/25 102,242 345,565
U.S. Treasury 5-Year Note .................................................... 15,106 06/30/25 1,651,747 36,662,120
78,171,918
Short Contracts
GBP Currency ............................................................ 2,803 06/16/25 233,735 (6,973,254)
U.S. Treasury 10-Year Note ................................................... 63 06/18/25 7,082 (120,941)
U.S. Treasury 10-Year Ultra Note ............................................... 30 06/18/25 3,448 (37,386)
S&P 500 E-Mini Index ....................................................... 176 06/20/25 49,166 (735,708)
(7,867,289)
$ 70,304,629
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 364,433 EUR 320,000 Bank of America NA 05/15/25 $ 1,630
USD 82,882,590 EUR 72,940,000 Deutsche Bank AG 05/15/25 186,275
USD 364,272 EUR 320,000 Goldman Sachs International 05/15/25 1,469
USD 302,126,112 EUR 265,780,000 JPMorgan Chase Bank NA 05/15/25 795,888
USD 574,357 GBP 430,000 Barclays Bank plc 05/15/25 1,282
CAD 37,000 USD 26,759 BNP Paribas SA 06/18/25 146
EUR 841,684 USD 936,372 Toronto Dominion Bank 06/18/25 20,018
USD 47,903 EUR 42,000 Toronto Dominion Bank 06/18/25 179
AUD 2,957,000 USD 1,880,729 Barclays Bank plc 07/15/25 15,051
CAD 481,000 USD 348,041 Bank of America NA 07/15/25 2,197
CAD 2,941,000 USD 2,134,106 Bank of New York Mellon 07/15/25 7,370
CAD 683,000 USD 495,063 Deutsche Bank AG 07/15/25 2,260
CAD 6,052,000 USD 4,382,432 UBS AG 07/15/25 24,305
GBP 1,147,000 USD 1,520,776 Bank of New York Mellon 07/15/25 8,274
NZD 3,622,000 USD 2,101,282 Westpac Banking Corp. 07/15/25 55,278
SGD 435,000 USD 330,900 UBS AG 07/15/25 3,574
USD 499,545 CHF 405,000 Westpac Banking Corp. 07/15/25 4,267
USD 918,566 EUR 804,000 Bank of New York Mellon 07/15/25 3,407
USD 751,531 EUR 649,000 Barclays Bank plc 07/15/25 12,802
USD 2,651,409 EUR 2,312,000 Deutsche Bank AG 07/15/25 19,758
USD 1,407,145 EUR 1,232,000 UBS AG 07/15/25 4,812
USD 799,950 JPY 113,235,000 Bank of New York Mellon 07/15/25 1,209
USD 12,119,269 EUR 10,643,072 Deutsche Bank AG 07/16/25 3,974
USD 32,817 EUR 28,751 JPMorgan Chase Bank NA 07/16/25 90
1,175,515
EUR 1,690,000 USD 1,924,994 Bank of America NA 05/15/25 (8,943)
USD 159,629 GBP 120,000 Bank of New York Mellon 05/15/25 (299)
USD 95,684,882 GBP 72,330,000 Citibank NA 05/15/25 (711,545)
USD 385,628 GBP 290,000 Morgan Stanley & Co. International plc 05/15/25 (864)
USD 530,673 GBP 400,000 Natwest Markets plc 05/15/25 (2,419)
USD 172,457 GBP 130,000 UBS AG 05/15/25 (798)
USD 3,235,715 CAD 4,623,000 Toronto Dominion Bank 06/18/25 (125,960)
USD 1,170,878 EUR 1,068,000 Bank of New York Mellon 06/18/25 (42,671)
USD 4,229,538 EUR 3,845,000 Canadian Imperial Bank of Commerce 06/18/25 (139,467)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,079,576 EUR 11,013,000 Toronto Dominion Bank 06/18/25 $ (434,301)
USD 12,465,284 GBP 9,646,000 Nomura International plc 06/18/25 (392,286)
USD 577,916 GBP 446,813 Toronto Dominion Bank 06/18/25 (17,660)
CHF 91,000 USD 111,773 UBS AG 07/15/25 (488)
EUR 731,000 USD 833,175 Bank of New York Mellon 07/15/25 (1,109)
EUR 2,000 USD 2,293 Barclays Bank plc 07/15/25 (16)
EUR 757,000 USD 862,266 UBS AG 07/15/25 (605)
GBP 777,000 USD 1,037,869 Bank of New York Mellon 07/15/25 (2,060)
HKD 6,850,000 USD 884,415 Bank of America NA 07/15/25 (223)
JPY 23,070,000 USD 164,184 Bank of New York Mellon 07/15/25 (1,452)
KRW 750,460,000 USD 530,363 UBS AG 07/15/25 (1,047)
USD 794,539 AUD 1,275,000 Westpac Banking Corp. 07/15/25 (22,884)
USD 4,265,276 CAD 5,905,000 Bank of New York Mellon 07/15/25 (34,423)
USD 668,794 CAD 922,000 Barclays Bank plc 07/15/25 (2,557)
USD 193,848 CAD 268,000 Westpac Banking Corp. 07/15/25 (1,295)
USD 1,665,475 EUR 1,464,000 Bank of New York Mellon 07/15/25 (934)
USD 2,236,630 GBP 1,715,000 Bank of America NA 07/15/25 (49,614)
USD 1,505,621 JPY 214,047,000 Bank of New York Mellon 07/15/25 (4,231)
USD 317,630 JPY 45,144,000 UBS AG 07/15/25 (808)
EUR 191,189 USD 218,230 JPMorgan Chase Bank NA 07/16/25 (597)
(2,001,556)
$ (826,041)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 % Quarterly 06/20/30 USD 4,059 $ (64,579) $ (80,152) $ 15,573
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 111,868 $ 116,961 $ (5,093)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 Quarterly 06/20/30 B+ USD 11,020 452,397 414,579 37,818
$ 564,265 $ 531,540 $ 32,725
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 12,452 $ 10,568 $ 1,884
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 800 15,747 (14,774) 30,521
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 39,239 7,190 32,049
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 100,569 118,289 (17,720)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 18,691 (34,644) 53,335
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 31,578 (55,955) 87,533
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 11,234 (19,908) 31,142
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 9,163 (16,714) 25,877
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 19,177 (35,267) 54,444
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 13,905 (25,515) 39,420
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 11,284 7,834 3,450
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,604 1,996 608
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,604 2,002 602
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 36,977 43,512 (6,535)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 15,569 18,419 (2,850)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 14,056 16,163 (2,107)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 23,401 27,226 (3,825)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 14,056 16,267 (2,211)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 32,761 38,778 (6,017)
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 828 41,944 90,679 (48,735)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 913 46,250 88,530 (42,280)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 1,888 1,900 (12)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 1,888 1,346 542
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 5,959 5,199 760
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 1,256 1,048 208
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 1,247 1,150 97
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 1,998 1,844 154
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 1,348 865 483
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 5,511 6,346 (835)
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 3,954 4,367 (413)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 272 21,013 8,487 12,526
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 286 22,055 8,580 13,475
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 1,414 (298,459) (251,990) (46,469)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 718 27,485 48,157 (20,672)
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 200 7,656 12,761 (5,105)
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,140 235,366 277,351 (41,985)
Markit CDX North American
Investment Grade Index
Series 43 0-3% ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 BBB+ USD 211 (69,338) (53,790) (15,548)
Markit CDX North American
Investment Grade Index
Series 43 3-7% ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 BBB+ USD 422 (27,031) (15,773) (11,258)
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 507 (31,020) (38,128) 7,108
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 525 (32,121) (35,742) 3,621
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 1,704 5,972 — 5,972

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly Bank of America NA 06/20/30 BB- USD 90 $ 12,901 $ 11,364 $ 1,537
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 90 12,901 11,244 1,657
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 90 12,901 11,158 1,743
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 110 15,768 14,884 884
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 80 11,468 10,206 1,262
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 90 12,901 11,092 1,809
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 880 126,147 111,115 15,032
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 100 (1,834) (943) (891)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 534 (8,797) (4,779) (4,018)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 490 (8,989) (2,423) (6,566)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 06/20/30 BB USD 180 (2,965) (806) (2,159)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB USD 120 (1,977) (756) (1,221)
$ 580,313 $ 440,010 $ 140,303
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 2,000 $ (18,892) $ (6,022) $ (12,870)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 23,000 459,608 (53,633) 513,241
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 4,000 (31,412) (11,839) (19,573)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 8,000 (77,693) (44,990) (32,703)
$ 331,611 $ (116,484) $ 448,095
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .35%

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,010,163,857 $ — $ 1,010,163,857
Common Stocks
Aerospace & Defense .................................... 37,642,721 25,640,689 — 63,283,410
Air Freight & Logistics .................................... 2,114,237 — — 2,114,237
Automobile Components .................................. 6,506,603 4,187,608 — 10,694,211
Automobiles .......................................... 1,699,531 5,273,629 — 6,973,160
Banks ............................................... 74,495,358 59,788,823 107 134,284,288
Beverages ........................................... 26,815,691 6,528,115 — 33,343,806
Biotechnology ......................................... 20,237,528 — — 20,237,528
Broadline Retail ........................................ 8,690,821 — — 8,690,821
Building Products ....................................... 20,536,067 4,289,184 — 24,825,251
Capital Markets ........................................ 62,660,266 1,542,149 — 64,202,415
Chemicals ............................................ 18,483,392 26,836,655 — 45,320,047
Commercial Services & Supplies ............................. 17,571,860 6,100,916 — 23,672,776
Communications Equipment ................................ 8,982,520 2,004,479 — 10,986,999
Construction & Engineering ................................ 1,495,377 19,066,778 — 20,562,155
Construction Materials .................................... — 8,352,093 — 8,352,093
Consumer Finance ...................................... 4,845,389 — — 4,845,389
Consumer Staples Distribution & Retail ........................ 48,899,617 7,757,949 — 56,657,566
Containers & Packaging .................................. 14,391,942 — — 14,391,942
Distributors ........................................... 3,886,386 — — 3,886,386
Diversified REITs ....................................... 5,856,098 10,175,532 — 16,031,630
Diversified Telecommunication Services ........................ 21,615,613 30,634,036 — 52,249,649
Electric Utilities ........................................ 131,562,459 21,153,347 — 152,715,806
Electrical Equipment ..................................... 23,326,715 1,164,720 — 24,491,435
Electronic Equipment, Instruments & Components ................. 12,594,485 2,945,229 — 15,539,714
Energy Equipment & Services .............................. 14,876,501 — — 14,876,501
Entertainment ......................................... 5,227,561 — — 5,227,561
Financial Services ...................................... 30,817,530 — 1,240,933 32,058,463
Food Products ......................................... 9,794,429 7,158,458 — 16,952,887
Gas Utilities ........................................... 559,635 2,949,143 — 3,508,778
Ground Transportation ................................... 41,347,343 2,195,867 — 43,543,210
Health Care Equipment & Supplies ........................... 32,868,934 6,517,982 — 39,386,916
Health Care Providers & Services ............................ 84,041,400 659,363 — 84,700,763
Health Care REITs ...................................... 24,149,197 3,555,528 — 27,704,725
Hotel & Resort REITs .................................... — 1,947,382 — 1,947,382
Hotels, Restaurants & Leisure .............................. 7,159,594 1,843,929 — 9,003,523
Household Durables ..................................... 3,277,638 13,983,267 — 17,260,905
Household Products ..................................... 20,087,095 3,838,194 — 23,925,289

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ 3,460,440 $ — $ — $ 3,460,440
Industrial Conglomerates .................................. — 3,401,029 — 3,401,029
Industrial REITs ........................................ 20,333,327 10,820,730 — 31,154,057
Insurance ............................................ 53,158,917 31,352,828 — 84,511,745
Interactive Media & Services ............................... 58,016,666 — — 58,016,666
IT Services ........................................... 32,839,265 3,933,670 598,577 37,371,512
Leisure Products ....................................... 4,172,493 — — 4,172,493
Machinery ............................................ 41,360,132 27,389,844 — 68,749,976
Media ............................................... 24,157,940 6,529,435 — 30,687,375
Metals & Mining ........................................ 2,424,459 1,711,843 74 4,136,376
Multi-Utilities .......................................... 53,038,987 13,835,530 — 66,874,517
Office REITs .......................................... 7,142,922 — — 7,142,922
Oil, Gas & Consumable Fuels ............................... 100,549,088 38,068,997 51 138,618,136
Passenger Airlines ...................................... — 1,085,400 — 1,085,400
Personal Care Products .................................. — 5,309,942 — 5,309,942
Pharmaceuticals ....................................... — 97,826,295 — 97,826,295
Professional Services .................................... 33,241,450 25,763,780 — 59,005,230
Real Estate Management & Development ....................... — 14,258,071 8 14,258,079
Residential REITs ....................................... 10,616,045 3,828,912 — 14,444,957
Retail REITs .......................................... 20,247,653 6,858,199 — 27,105,852
Semiconductors & Semiconductor Equipment .................... 62,492,273 45,044,915 — 107,537,188
Software ............................................. 104,786,541 789,257 — 105,575,798
Specialized REITs ...................................... 79,808,580 4,905,426 — 84,714,006
Specialty Retail ........................................ 23,583,981 5,069,957 — 28,653,938
Technology Hardware, Storage & Peripherals .................... 27,776,773 14,268,230 — 42,045,003
Textiles, Apparel & Luxury Goods ............................ 4,408,694 19,873,457 — 24,282,151
Tobacco ............................................. — 9,401,806 — 9,401,806
Trading Companies & Distributors ............................ — 16,577,127 — 16,577,127
Transportation Infrastructure ............................... 5,220,112 52,031,536 — 57,251,648
Water Utilities ......................................... 5,067,087 5,998,477 — 11,065,564
Wireless Telecommunication Services ......................... — — 3 3
Corporate Bonds
Aerospace & Defense .................................... — 35,604,737 — 35,604,737
Air Freight & Logistics .................................... — 978,617 — 978,617
Automobile Components .................................. — 25,146,068 — 25,146,068
Automobiles .......................................... — 6,972,727 — 6,972,727
Banks ............................................... — 311,576,170 — 311,576,170
Beverages ........................................... — 918,598 — 918,598
Biotechnology ......................................... — 6,748,386 — 6,748,386
Broadline Retail ........................................ — 6,140,549 — 6,140,549
Building Products ....................................... — 18,728,688 — 18,728,688
Capital Markets ........................................ — 127,446,388 — 127,446,388
Chemicals ............................................ — 43,066,076 — 43,066,076
Commercial Services & Supplies ............................. — 36,078,208 — 36,078,208
Communications Equipment ................................ — 4,754,916 — 4,754,916
Construction & Engineering ................................ — 8,663,232 — 8,663,232
Consumer Finance ...................................... — 47,514,962 — 47,514,962
Consumer Staples Distribution & Retail ........................ — 14,794,153 — 14,794,153
Containers & Packaging .................................. — 34,809,389 — 34,809,389
Distributors ........................................... — 1,025,867 — 1,025,867
Diversified Consumer Services .............................. — 10,948,596 — 10,948,596
Diversified REITs ....................................... — 16,628,605 — 16,628,605
Diversified Telecommunication Services ........................ — 61,514,246 — 61,514,246
Electric Utilities ........................................ — 77,124,552 — 77,124,552
Electrical Equipment ..................................... — 455,837 — 455,837
Electronic Equipment, Instruments & Components ................. — 3,293,364 — 3,293,364
Energy Equipment & Services .............................. — 10,471,634 — 10,471,634
Entertainment ......................................... — 6,017,850 — 6,017,850
Financial Services ...................................... — 54,510,046 9,731,663 64,241,709
Food Products ......................................... — 17,749,670 — 17,749,670
Gas Utilities ........................................... — 1,367,281 — 1,367,281
Ground Transportation ................................... — 24,611,903 — 24,611,903
Health Care Equipment & Supplies ........................... — 20,223,220 — 20,223,220
Health Care Providers & Services ............................ — 47,316,555 — 47,316,555
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care REITs ...................................... $ — $ 8,330,251 $ — $ 8,330,251
Hotel & Resort REITs .................................... — 6,081,025 — 6,081,025
Hotels, Restaurants & Leisure .............................. — 57,412,497 — 57,412,497
Household Durables ..................................... — 7,917,976 — 7,917,976
Household Products ..................................... — 179,196 — 179,196
Independent Power and Renewable Electricity Producers ............ — 5,816,125 — 5,816,125
Industrial Conglomerates .................................. — 9,808,116 — 9,808,116
Industrial REITs ........................................ — 1,104,503 — 1,104,503
Insurance ............................................ — 73,241,434 — 73,241,434
Interactive Media & Services ............................... — 1,683,868 — 1,683,868
IT Services ........................................... — 16,456,840 — 16,456,840
Life Sciences Tools & Services .............................. — 715,103 — 715,103
Machinery ............................................ — 20,076,420 — 20,076,420
Marine Transportation .................................... — 1,914,441 — 1,914,441
Media ............................................... — 64,698,673 — 64,698,673
Metals & Mining ........................................ — 37,769,567 — 37,769,567
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,828,850 — 1,828,850
Multi-Utilities .......................................... — 11,305,502 — 11,305,502
Oil, Gas & Consumable Fuels ............................... — 115,987,151 — 115,987,151
Paper & Forest Products .................................. — 6,489,179 — 6,489,179
Passenger Airlines ...................................... — 9,012,910 — 9,012,910
Personal Care Products .................................. — 2,861,495 — 2,861,495
Pharmaceuticals ....................................... — 43,188,072 — 43,188,072
Professional Services .................................... — 6,326,386 — 6,326,386
Real Estate Management & Development ....................... — 21,547,714 — 21,547,714
Residential REITs ....................................... — 4,637,276 — 4,637,276
Retail REITs .......................................... — 4,001,925 — 4,001,925
Semiconductors & Semiconductor Equipment .................... — 20,093,264 724,451 20,817,715
Software ............................................. — 66,627,149 — 66,627,149
Specialized REITs ...................................... — 16,138,855 — 16,138,855
Specialty Retail ........................................ — 19,103,175 — 19,103,175
Technology Hardware, Storage & Peripherals .................... — 3,545,782 — 3,545,782
Textiles, Apparel & Luxury Goods ............................ — 3,214,886 — 3,214,886
Tobacco ............................................. — 12,121,870 — 12,121,870
Trading Companies & Distributors ............................ — 14,488,434 — 14,488,434
Transportation Infrastructure ............................... — 201,380 — 201,380
Water Utilities ......................................... — 32,322 — 32,322
Wireless Telecommunication Services ......................... — 32,421,850 — 32,421,850
Equity-Linked Notes ...................................... — 1,367,130,735 — 1,367,130,735
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 258,319 — 258,319
Financial Services ...................................... — — 31,374,049 31,374,049
Health Care Technology .................................. — 1,713,368 — 1,713,368
Media ............................................... — 659,950 — 659,950
Software ............................................. — — 2,490,080 2,490,080
Floating Rate Loan Interests
Aerospace & Defense .................................... — 31,368,715 — 31,368,715
Automobile Components .................................. — 16,304,635 — 16,304,635
Automobiles .......................................... — — 1,794,005 1,794,005
Beverages ........................................... — 4,128,976 — 4,128,976
Biotechnology ......................................... — 3,724,500 — 3,724,500
Broadline Retail ........................................ — 6,178,803 611,777 6,790,580
Building Products ....................................... — 12,223,906 — 12,223,906
Capital Markets ........................................ — 25,052,032 988,283 26,040,315
Chemicals ............................................ — 30,363,705 1,972,935 32,336,640
Commercial Services & Supplies ............................. — 45,395,534 5,040,559 50,436,093
Communications Equipment ................................ — 3,083,019 — 3,083,019
Construction & Engineering ................................ — 9,501,405 — 9,501,405
Construction Materials .................................... — 17,717,837 — 17,717,837
Consumer Staples Distribution & Retail ........................ — 2,600,684 13,388,116 15,988,800
Containers & Packaging .................................. — 14,395,545 — 14,395,545
Distributors ........................................... — 980,833 — 980,833
Diversified Consumer Services .............................. — 13,133,344 — 13,133,344
Diversified REITs ....................................... — 1,787,357 — 1,787,357
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 23,368,834 $ 1,275,069 $ 24,643,903
Electric Utilities ........................................ — 3,987,891 — 3,987,891
Electrical Equipment ..................................... — 1,694,053 — 1,694,053
Electronic Equipment, Instruments & Components ................. — 2,866,158 2,476,946 5,343,104
Energy Equipment & Services .............................. — 638,202 — 638,202
Entertainment ......................................... — 30,613,455 — 30,613,455
Financial Services ...................................... — 47,475,920 42,410,690 89,886,610
Food Products ......................................... — 10,807,588 779,785 11,587,373
Gas Utilities ........................................... — 1,713,231 — 1,713,231
Ground Transportation ................................... — 9,381,012 — 9,381,012
Health Care Equipment & Supplies ........................... — 4,976,572 — 4,976,572
Health Care Providers & Services ............................ — 31,777,037 1,199,700 32,976,737
Health Care Technology .................................. — 17,955,771 829,882 18,785,653
Hotels, Restaurants & Leisure .............................. — 56,384,294 10,546,359 66,930,653
Household Durables ..................................... — 10,265,073 — 10,265,073
Independent Power and Renewable Electricity Producers ............ — 6,103,774 — 6,103,774
Industrial Conglomerates .................................. — 8,093,635 — 8,093,635
Insurance ............................................ — 53,227,837 1,481,170 54,709,007
Interactive Media & Services ............................... — 2,674,237 — 2,674,237
IT Services ........................................... — 41,902,330 2,082,554 43,984,884
Leisure Products ....................................... — 776,355 — 776,355
Life Sciences Tools & Services .............................. — 2,791,449 — 2,791,449
Machinery ............................................ — 42,368,455 696,797 43,065,252
Media ............................................... — 16,668,673 600,216 17,268,889
Multi-Utilities .......................................... — 5,226,410 — 5,226,410
Oil, Gas & Consumable Fuels ............................... — 8,875,497 — 8,875,497
Passenger Airlines ...................................... — 11,836,215 — 11,836,215
Pharmaceuticals ....................................... — 12,317,978 — 12,317,978
Professional Services .................................... — 32,939,847 3,503,542 36,443,389
Real Estate Management & Development ....................... — 493,620 — 493,620
Semiconductors & Semiconductor Equipment .................... — 5,461,344 — 5,461,344
Software ............................................. — 93,213,325 9,098,187 102,311,512
Specialty Retail ........................................ — 6,652,739 — 6,652,739
Trading Companies & Distributors ............................ — 9,660,770 1,689,651 11,350,421
Transportation Infrastructure ............................... — 9,038,091 1,234,692 10,272,783
Wireless Telecommunication Services ......................... — 4,068,393 — 4,068,393
Foreign Agency Obligations ................................. — 48,543,695 — 48,543,695
Foreign Government Obligations .............................. — 55,501,380 — 55,501,380
Investment Companies .................................... 1,002,892,968 — — 1,002,892,968
Non-Agency Mortgage-Backed Securities ........................ — 812,290,115 8,690,563 820,980,678
Preferred Securities ....................................... — 10,971,458 — 10,971,458
U.S. Government Sponsored Agency Securities .................... — 4,260,374 — 4,260,374
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,247,995,784 — — 1,247,995,784
Unfunded Floating Rate Loan Interests
(a)
........................... — 148,434 — 148,434
Liabilities
Investment Sold Short
Common Stocks ......................................... (3,386,988) — — (3,386,988)
Unfunded Floating Rate Loan Interests
(a)
........................... — (7,315) — (7,315)
$ 3,874,523,122 $ 6,743,479,554 $ 158,551,474 $ 10,776,554,150
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 483,126 $ — $ 483,126
Equity contracts ........................................... 345,565 8,974,085 — 9,319,650
Foreign currency exchange contracts ............................ 7,390,509 1,175,515 — 8,566,024
Interest rate contracts ....................................... 61,535,909 513,241 — 62,049,150
Liabilities
Credit contracts ........................................... — (294,525) — (294,525)
Equity contracts ........................................... (809,858) — — (809,858)
Foreign currency exchange contracts ............................ (6,973,254) (2,001,556) — (8,974,810)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (158,327) $ (65,146) $ — $ (223,473)
$ 61,330,544 $ 8,784,740 $ — $ 70,115,284
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ...................................... $ 1,492,900 $ 7,730,363 $ 13,144,708 $ 104,805,816 $ 8,573,352 $ (2,320) $ 135,744,819
Transfers into Level 3 ................................................ — — — — — — —
Transfers out of Level 3 ............................................... (830,961) — — (13,297,254) — — (14,128,215)
Other
(a)
.......................................................... — — 2 (2) — — —
Accrued discounts/premiums ............................................ — 41,709 92 23,674 (23,956) — 41,519
Net realized gain (loss) ............................................... 18,005 (127,184) — (39,157) — — (148,336)
Net change in unrealized appreciation (depreciation)
(b)
........................... (276,547) 426,193 (24,776,385) 31,525,446 141,167 2,320 7,042,194
Purchases ........................................................ 1,454,361 5,550,953 58,692,523 108,348,301 — — 174,046,138
Sales ........................................................... (18,005) (3,165,920) (13,196,811) (127,665,909) — — (144,046,645)
Closing balance, as of April 30, 2025 .......................................
$ 1,839,753 $ 10,456,114 $ 33,864,129 $ 103,700,915 $ 8,690,563 $ — $ 158,551,474
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025
(b)
$ (276,547) $ 426,193 $ (24,828,396) $ 722,440 $ 141,167 $ — $ (23,815,143)
(a)
Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)